                                                    Registration No. 2-93177
                                                    File No. 811-4108

                            UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
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                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
Pre-Effective Amendment No.                                              [ ]
Post-Effective Amendment No. 53                                          [X]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 49

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                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
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                  (Exact Name of Registrant as Specified in Charter)

                    6803 South Tucson Way, Centennial, Colorado 80112-3924
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                       (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                Robert G. Zack, Esq.
                                OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X]      on April 29, 2008 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       [   ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Balanced Fund/VA
A series of Oppenheimer Variable
Account Funds

Prospectus dated April 29, 2008

     Oppenheimer  Balanced  Fund/VA  is a mutual  fund that  seeks a high  total investment return, which includes current income and capital appreciation in the value of its shares.  The Fund  allocates its  investments  among common stocks, debt  securities,  and "money market"  instruments.  Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity  contracts and other insurance company separate  accounts.  A prospectus for the insurance  product you have selected  accompanies  this  prospectus  and explains how to select shares of the Fund as an investment  under that insurance product, and whether you are eligible to purchase Service Shares of the Fund.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                        (OppenheimerFunds, Inc. logo)

Contents

            About the Fund
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            The  Fund's   Investment   Objective  and   Principal   Investment
            Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund
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            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Fund

The Fund's Investment Objective and Principal Investment Strategies

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What Is the Fund's Investment Objective? The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.
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What Does the Fund Mainly Invest In?  The Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), uses a variety of different types of securities and investment strategies to seek the Fund's objective:
o     equity securities, such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries,

o     debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities including mortgage-related securities
        (these are referred to as "U.S. Government securities"), and debt obligations of foreign governments, and
o     money market instruments, which are debt obligations that have a maturity of 13 months or less, including short-term U.S. Government securities, corporate and bank debt obligations and commercial paper.

      These investments are more fully explained in "About the Fund's
Investments," below.

      |X| How Do the Portfolio Managers Decide What Securities to Buy or
Sell? In selecting securities for the Fund, the Fund's portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes. They normally maintain a balanced mix of equity securities and debt securities (including money market instruments), although the Fund is not required to weight the portfolio holdings in a fixed proportion.  Therefore, the portfolio's mix of equity securities, debt securities and money market instruments will change over time.

      The debt securities in the portfolio normally include a mix of U.S.
Government securities, agency debentures, mortgage-backed securities, corporate debt, and asset-backed securities to achieve a balance between total return and current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

      The portfolio managers employ both "growth" and "value" styles in selecting equity securities.  They use fundamental analysis of a company's financial statements and management structure, analysis of the company's operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stock's price/earnings ratio. Growth investing seeks issuers that the Manager believes have possibilities for increases in their stock prices because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.

Who Is the Fund Designed For?  The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the
Manager will cause the Fund to underperform other funds having similar objectives.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund may change daily based on changes in market prices of securities and market conditions and in response to other economic events.

      |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times can be great. The value of the Fund's portfolio therefore will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

      |X| Risks of Foreign Investing.  The Fund can buy securities issued by companies or governments in any country, including developed and emerging or underdeveloped countries.  Although there are no limits on the amounts it can invest in foreign securities, normally the Fund does not expect to invest more than 35% of its total assets in foreign securities.

      While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.
The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the
Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.  The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S.
or abroad, or other political and economic factors.  These risks could cause the prices of foreign securities to fall and therefore could depress the
Fund's share prices.

      Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the
Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

      |_| Special Risks of Emerging Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than securities of issuers in the U.S. and other developed countries and may be very speculative.

      |X| Credit Risk. Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. Government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

      |_| Special Risks of Lower-Grade Securities.  Because the Fund can
invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share price and the income it earns.

      To the extent that a fund invests significantly in high yield bonds or small-cap equity securities, because those types of securities may be traded infrequently, investors may seek to trade fund shares based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Such price arbitrage, if otherwise successful, might interfere with the efficient management of a fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity.
Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

      |X| Interest Rate Risks.  The values of debt securities, including U.S.
Government securities prior to maturity, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall and they may sell at a discount from their face amount.  The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share price can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

      |X| Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of a security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the collateralized mortgage obligations ("CMOs") and other mortgage-related securities that the
Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields.  Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

      If interest rates rise rapidly, prepayments might occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

      |X| There Are Special Risks in Using Derivative Investments. The Fund
can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, CMOs, credit derivatives and structured notes are examples of derivatives the Fund can use.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share price.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. The Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund, by showing changes in the Fund's  performance for Non-Service Shares from  year to year for the last ten  calendar  years  and by  showing  how the average  annual  total  returns  of the  Fund's  shares  compare  to  those of broad-based  market indices.  Because the Fund's Service Shares are subject to a  service  fee,  their  performance  is  expected  to be lower  for any given
period.  The  Fund's  past  investment   performance  is  not  necessarily  an
indication of how the Fund will perform in the future.

Annual Total Returns (as of December 31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 12.53% (2nd Qtr `03) and the lowest return (not annualized) for a calendar quarter was -10.96% (3rd Qtr `01).

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                                                                   10 Years
Average Annual Total Returns for the                                (or life of
periods ended December 31, 2007              1 Year                   Class if

                                                         5 Years       less)
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Oppenheimer Balanced Fund/VA Non-Service

Shares                                       3.79%        10.52%       6.72%
(inception date: 2/9/87)

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Oppenheimer Balanced Fund/VA Service

Shares                                       3.49%        10.24%       7.09%
(inception date: 5/1/02)

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S&P 500 Index                                5.49%        12.82%       5.91%
                                                                       7.57%*

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Lehman Bros. Aggregate Bond Index            6.97%        4.42%        5.97%
                                                                       5.32%*

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*   From 4/30/02.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance  is  compared to the  Standard  &  Poor's 500 Index,  an unmanaged  index of U.S.  equity  securities  that is a measure  of the  general domestic  stock  market.  The Fund also compares its  performance  to the Lehman
Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate,  government and  mortgage-backed  securities  that is a measure of the domestic bond market.
The indices  performance  includes  reinvestment  of income but does not reflect transaction  costs, fees or expenses.  The Fund's investments vary from those in the indices.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31,
2007.

Shareholder Fees. The Fund does not charge an initial sales charge to buy shares or to reinvest dividends. There are no redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. Those charges and fees are not reflected in either of the tables below.

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                                    Non-Service Shares       Service Shares
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Management Fees                           0.72%                   0.72%
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Distribution     and     Service           None                   0.25%
(12b-1) Fees
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Other Expenses                            0.03%                   0.03%

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Total Annual Operating Expenses           0.75%                   1.00%

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Expenses may vary in future years.  "Other  Expenses"  include  transfer agent fees,  custodial  fees,  and  accounting and legal expenses the Fund pays. The
Fund's   transfer  agent  has   voluntarily   agreed  to  limit  transfer  and
shareholder  servicing  agent fees to 0.35% per fiscal year, for both classes.
That  undertaking  may be amended  or  withdrawn  at any time.  For the Fund's fiscal year ended  December 31, 2007,  the transfer  agent fees did not exceed the  expense  limitation  described  above.  The Fund  also  receives  certain credits from the Fund's  custodian that,  during the fiscal year,  reduced its custodial  expenses  for both  classes  less than 0.01% of  average  daily net assets.

Effective  September  1, 2007 the  Manager has  voluntarily  agreed to waive a portion of the  advisory  fee and/or  reimburse  certain  expenses so that the total  expenses of the Fund will not exceed 0.92% of average annual net assets for  Service  Shares  and 0.67% of average  annual net assets for  Non-Service
Shares.  After the waiver the  "Management  Fees" for the  Non-Service  Shares and Service Shares were 0.70%, and the "Total Annual Operating  Expenses" were
0.73%  for the  Non-Service  Shares  and 0.98% for the  Service  Shares.  This
voluntary waiver and/or reimbursement may be withdrawn at any time.

EXAMPLE.  The  following  example is  intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were included, overall expenses would be higher.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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                              1 Year      3 Years     5 Years     10 Years
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Non-Service Shares             $77         $241        $418         $934
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Service Shares                 $103        $320        $555        $1,231

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About the Fund's Investments

The Fund's Principal Investment Policies and Risks. The allocation of the
Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. At times the Fund may focus more on investing for capital appreciation with less emphasis on income. At other times, for example when stock markets are less stable, the Fund may increase the relative emphasis of its portfolio in income-seeking investments, such as bonds and money market instruments.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

      In seeking broad diversification of the Fund's portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

      |X| Stock and Other Equity Investments. The Fund can invest in equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature.  In that case, their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential or that are undervalued.

      The Fund's equity investments may be exchange-traded or
over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies. The Fund limits its investments in securities of small, unseasoned issuers to not more than 5% of its net assets.

      |X| Debt Securities. The Fund can also invest in debt securities, such as U.S. Government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.

      The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities, but evaluates business and economic factors affecting an issuer as well.

      The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds."  Those are U.S.
dollar-denominated debt securities collateralized by zero-coupon U.S.
Treasury securities.  They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default.  The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

      |X| U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. Government agencies or federally-chartered corporate entities referred to as
"instrumentalities."  These are referred to as "U.S. Government securities"
in this prospectus.  They can include CMOs and other mortgage-related securities.  Mortgage-related securities are subject to additional risks of unanticipated changes in the rate of payment of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

      |_| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to 10 years), and Treasury bonds (having maturities of more than 10 years when issued).  Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayment of principal.  The Fund can buy U.S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS").  Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

      |_| Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities.  These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
Government. Some are supported by the full faith and credit of the U.S.
Government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie
Maes").  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie
Macs").  These have relatively little credit risk.

      |_| Mortgage-Related U.S. Government Securities. The Fund can buy
interests in pools of residential or commercial mortgages, in the form of
CMOs and other "pass-through" mortgage securities. CMOs that are U.S.
Government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. Government agency.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the
Fund's yield.

      When interest rates rise rapidly and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share price.

      |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. Government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

      |X| High-Yield, Lower-Grade Debt Securities. The Fund can invest without limit in lower-grade, high-yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes and, asset-backed securities, among others, to seek current income.
These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

      Lower-grade debt securities are those rated below "Baa" by Moody's
Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating
Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D"
or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade,"
they have some speculative characteristics.

      While investment-grade securities are subject to risks of non-payment of interest and principal, in general high-yield, lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.  There may be less of a market for them and therefore they may
be harder to sell at an acceptable price.  The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Fund's net asset value per share may be affected by declines in value of these securities.

      |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X| Money Market Instruments.  The Fund can invest in money market instruments, which include short-term certificates of deposit, bankers'
acceptances, commercial paper (including variable amount master demand notes), U.S. Government obligations, and other debt instruments (including bonds) issued by corporations.  These securities may have variable or floating interest rates.  The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard
& Poor's, Moody's or other national rating organizations.

      |X| Derivative Investments. The Fund can invest in a number of
different kinds of "derivative" investments.  In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments."  In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the
U.S. and abroad may also influence the performance of derivatives.  As a result of these risks the Fund could realize less principal or income from the investment than expected.  Certain derivative investments held by the
Fund may be illiquid.

      |X| Credit Default Swaps. The Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The terms of the instrument are generally negotiated by the Fund and the swap counterparty.

      If the Fund buys credit protection using a credit default swap, the
Fund will make fixed payments to the counterparty.  If a credit event occurs, the Fund will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds.  If the Fund sells credit protection using a credit default swap, the Fund will receive fixed payments from the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount.

Credit default swaps are subject to counterparty credit risk (if the counterparty fails to meet its obligations).  They are subject to the risk that the Fund will not properly assess the cost of the instrument.  If the
Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds.  If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

      |X| Hedging. The Fund can buy and sell certain futures contracts, put and call options, including options on futures and broadly-based securities indices, and forward contracts. These investments are referred to as "hedging instruments." The Fund has limits on its use of hedging instruments and is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes.

      The Fund can buy and sell options,  futures and forward  contracts for a number  of  purposes.  It might do so to try to  manage  its  exposure  to the possibility  that the prices of its portfolio  securities  may decline,  or to establish a position in the  securities  market as a temporary  substitute for purchasing  individual  securities.  Forward  contracts  can be used to try to manage foreign currency risks on the Fund's foreign investments.

      There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If an investment that is subject to a covered call written by the
Fund increases in value above the call price, the Fund may be required to sell the investment at the call price and may not be able to realize any gain above that price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Foreign Investing.  The Fund typically invests a portion of its assets in foreign debt securities. The Fund can buy debt securities issued by foreign governments or companies.  The Fund can buy securities of governments and companies in under-developed and developed markets.  However, the Fund may not invest more than 10% of its net assets in the securities of governments and companies in emerging markets.  Debt securities issued or guaranteed by a foreign government or its agencies might not be backed by the
"full faith and credit" of the government.

      The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies.  However, the Fund may not invest more than 20% of its net assets in foreign debt securities.  The Fund will buy and sell foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue
Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

      Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of
Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

      |X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the
Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

      During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.

      |X| Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.  Not more than 5% of the Fund's net assets can be invested in participation interests of any one borrower.

      |X| Repurchase Agreements.  The Fund can enter into repurchase
agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.
Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the
Fund's net assets that may be subject to repurchase agreements of seven days or less.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. Government
and private company debt securities the Fund buys are zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value.  "Stripped" securities are the separate income or principal components of a debt security.  Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities but is not required to sell them due to declines in the Fund's share price. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments whose payments of principal or interest are linked to the value of an index (such as a currency or securities index) or commodity, including financial commodities. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

      |X| Short-Term Debt Securities. The Fund can buy high-quality,
short-term money market instruments, including obligations of the U.S.
Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper, which are short-term, negotiable promissory notes of companies.

      |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies approved by the Fund's Board. The Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. ("JPMorgan
Chase") for that purpose. Under the agreement, the Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund's policies and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

      |X| Investments in Oppenheimer Institutional Money Market Fund. The
Fund can invest its free cash balances in Class E shares of Oppenheimer
Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money
Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class
E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market
Fund.

      |X| Temporary Defensive and Interim Investments. For temporary
defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally the Fund would invest in shares of Oppenheimer
Institutional Money Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

      |X| Portfolio Turnover. The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).
For a contract owner, any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account. The
Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.
These required filings are publicly available at the Securities and Exchange
Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

      |X| Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next
$200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its fiscal year ended
December 31, 2007, was 0.72% of the Fund's average annual net assets for each class of shares.

     Effective September 1, 2007 the Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so that the total expenses of the Fund will not exceed 0.92% of average annual net assets for Service Shares and 0.67% of average annual net assets for Non-Service
Shares. This voluntary waiver and/or reimbursement may be withdrawn at any time.

     A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual
Report to shareholders for the year ended December 31, 2007.

      |X| Portfolio Managers.  The equity component of the Fund's portfolio is managed by Emmanuel Ferreira, and the fixed income component of the Fund's portfolio is managed by Angelo Manioudakis, together with a team of investment professionals including Benjamin J. Gord, Geoffrey Caan, Thomas
Swaney and Antulio N. Bomfim.

      Mr. Ferreira is the portfolio manager of the equity component of the
Fund's portfolio. He has been a Vice President and portfolio manager of the
Fund, and Vice President of the Manager since January 2003. He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. He was formerly Portfolio Manager at Lashire Investments from July 1999 through
December 2002. Mr. Ferreira is primarily responsible for the day-to-day management of the equity component of the Fund's portfolio.

      The Fund's fixed-income component is managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Geoffrey Caan, Thomas
Swaney and Antulio N. Bomfim. This portfolio management team is primarily responsible for the day-to-day management of the fixed-income component of the Fund's portfolio.

     Mr. Manioudakis has been a Vice President and portfolio manager of the Fund since  January  2003,  and a  Senior  Vice  President  of  the  Manager  and  of
HarbourView Asset Management  Corporation since April 2002. He has been a Senior
Vice President of OFI Institutional  Asset Management,  Inc. since June 2002 and
Vice President of Oppenheimer Real Asset  Management,  Inc. since November 2006.
He is  also  a  portfolio  manager  and  officer  of  other  portfolios  in  the
OppenheimerFunds  complex.  Mr. Manioudakis was Executive Director and portfolio manager for  Miller,  Anderson  &  Sherrerd,  a division  of Morgan  Stanley
Investment Management from August 1993 through April 2002.

      Mr. Gord has been a Vice President and portfolio manager of the Fund since February 2006 and a Vice President of the Manager since April 2002.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Gord was an Executive Director and a senior fixed income analyst at Miller, Anderson & Sherrerd from April 1992 through March 2002.

      Mr. Caan has been a Vice President and portfolio manager of the Fund since February 2006 and a Vice President of the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Caan was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from
January 1999 through June 2002.

      Mr. Swaney has been a Vice President and portfolio manager of the Fund and a Vice President of the Manager since April 2006.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Swaney was a senior analyst of the Manager's High Grade Investment Team from June 2002 to March 2006.  Prior to joining the Manager in June 2002, Mr. Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of
Morgan Stanley Investment Management, from May 1998 through May 2002.

      Mr. Bomfim has been a Vice  President and portfolio  manager of the Fund since  February  2006 and a Vice  President of the Manager since October 2003.
He is also a portfolio  manager of other  portfolios  in the  OppenheimerFunds complex.  Mr.  Bomfim was a Senior  Economist at the Board of Governors of the
Federal Reserve System from June 1992 to October 2003.

      The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

|X|   Possible Conflicts of Interest. The investment activities of the
Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another such fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. For example, the
Fund may take a long position in a security at the same time that another fund or account advised by the Manager takes a short position in the same security.

      Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, transactions in the same types of securities or other investments as the Fund. At other times, there may be conflicts of interest with other funds or accounts that invest in one of the same issuers that the
Fund invests in. For example, the Fund may invest in an issuer's equity or debt securities that are subordinate to other securities of that issuer held by another fund or account the Manager advises.

      The Manager and its affiliates are not obligated to make available to the Fund's investment personnel any information regarding the strategies or investment activities of other funds or accounts that the Manager and its affiliates advise. The trading and other investment activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the
Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

      The Fund offers its shares to separate accounts of different insurance companies, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Fund's Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. Such policies and procedures may also limit the Fund's investment activities and affect its performance. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.
Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase Service Shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Fund shares may interfere with the Manager's ability to manage the Fund's investments, may increase the Fund's transaction and administrative costs and/or may affect the Fund's performance. For example, if large dollar amounts were involved in redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet such redemption requests, and the Fund's transaction or administrative expenses might be increased. The extent to which the Fund might be affected by such trading activity would depend on various factors, such as the current asset size of the Fund, the nature of its investments, the amount of Fund assets the portfolio managers maintain in cash or cash equivalents, and the aggregate dollar amount, number and frequency of the share trades.

Policies on Disruptive Activity. The Manager and the Fund's Board of Trustees
have adopted the following policies and procedures to try to prevent frequent and/or excessive purchase and redemption activity.

      The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with participating insurance companies designed to detect and restrict excessive short term trading activity by contract or policy owners or their financial advisers in their accounts. The Transfer
Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the Fund shares held in the account of a policy or contract owner to be "excessive trading." However, the Transfer Agent has advised participating insurance companies that it generally considers certain other types of trading activity to be "excessive," such as making a
"transfer" out of the Fund within 30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another fund) or making more than six "round trip transfers" between funds during one year. The agreements require participating insurance companies to provide transaction information to the Fund and to execute Fund instructions to restrict trading in Fund shares.

      A participating insurance company may also have its own policies and procedures and may impose its own restrictions or limitations to discourage short-term and/or excessive trading by its policy or contract owners. Those policies and procedures may be different from the Fund's in certain respects.
You should refer to the prospectus for your insurance company variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's short-term or excessive trading restrictions, policy or contract owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

Monitoring the Policies. The Fund's policies and procedures for detecting and deterring frequent or excessive trading are administered by the Fund's transfer agent. However, the Transfer Agent presently does not have the ability to directly monitor trading activity in the accounts of policy or contract owners within the participating insurance companies' accounts. The
Transfer Agent's ability to monitor and deter excessive short-term trading in such insurance company accounts ultimately depends on the capability and diligence of each participating insurance company, under their agreements with the Transfer Agent, the Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

      The Transfer Agent will attempt to monitor the net effect on the Fund's assets from the purchase and redemption activity in the accounts of participating insurance companies and will seek to identify patterns that may suggest excessive trading by the contract or policy owners who invest in the insurance company's accounts. If the Transfer Agent believes it has observed evidence of possible excessive trading activity, it will ask the participating insurance companies or other registered owners to provide information about the transaction activity of the contract or policy holders in their respective accounts, and to take appropriate action. In that case, the insurance company must confirm to the Transfer Agent that appropriate action has been taken to curtail the excessive trading activity.

      The Transfer Agent will, subject to the limitations described in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive. However, the
Transfer Agent may not be able to detect or curtail all such trading activity in the Fund. The Transfer Agent will evaluate trading activity on a case by case basis and the limitations placed on trading may vary between accounts.

      There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading, and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent
may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

------------------------------------------------------------------------------

Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund can only be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer
Agent.

------------------------------------------------------------------------------

At What Price Are Shares Sold? Shares are sold to participating insurance companies at their offering price, which is the net asset value per share.
The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading
(referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security
(in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem
Fund shares.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's
Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the
Fund receives the order from the insurance company, generally by 9:30 a.m.
Eastern time on the next regular business day at the offices of its Transfer
Agent in Colorado.

|X|   Classes of Shares. The Fund currently offers two classes of shares. The class of shares designated as Service Shares is subject to a Distribution and
Service Plan. The impact of the expenses of the Plan on Service Shares is described below. The class of shares that is not subject to a Plan has no class "name" designation, but is referred to herein as "Non-Service" Shares.
The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a
Distribution and Service Plan for Service Shares to pay the Distributor for
distribution related services, personal services and account maintenance for the Fund's Service Shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service Shares of the Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of fees or sales charges.
The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance products that offer Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold
Service Shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries.
These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund"
in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or insurance agent, for example, is a financial intermediary, and there are other types of financial intermediaries that could receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers and insurance agents, the financial intermediaries that may receive payments include the insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or other financial intermediary or their representatives to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the
Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.
Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the
Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary.
Firms that may receive servicing fees with respect to Oppenheimer funds include insurance companies that offer variable annuity or variable life insurance products, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more information about revenue sharing and service  payments made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those  disclosed in this prospectus.  You should ask your dealer or financial  intermediary for details  about  any  such  payments  it  receives  from  the  Manager  or  the
Distributor and their affiliates, or any other fees or expenses it charges.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company
(as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. the next regular business day at the office of its Transfer Agent in Colorado.
The participating insurance company must receive that order before the close of the NYSE (usually 4:00 p.m. Eastern time). The Fund normally sends payment by Federal Funds wire to the insurance company's account on the next business day after the Fund receives the order (and no later than seven days after the
Fund's receipt of the order). Under unusual circumstances determined by the
Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions will generally be lower for Service Shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company, although they may affect the tax basis of certain types of distributions from those accounts.

      This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES     YEAR ENDED DECEMBER 31,               2007             2006           2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  17.69      $     17.07      $   17.35      $     15.92      $     13.16
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .43 1            .40 1          .33 1            .26 1            .27
Net realized and unrealized gain                              .19             1.38            .31             1.33             2.90
                                                         ---------------------------------------------------------------------------
Total from investment operations                              .62             1.78            .64             1.59             3.17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.46)            (.36)          (.30)            (.16)            (.41)
Distributions from net realized gain                        (1.44)            (.80)          (.62)              --               --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (1.90)           (1.16)          (.92)            (.16)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  16.41      $     17.69      $   17.07      $     17.35      $     15.92
                                                         ===========================================================================

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TOTAL RETURN, AT NET ASSET VALUE 2                           3.79%           11.15%          3.89%           10.10%           24.96%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $385,948      $   435,639      $ 503,753      $   547,290      $   533,710
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $418,103      $   456,513      $ 522,754      $   528,655      $   475,389
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        2.55%            2.42%          1.98%            1.59%            1.82%
Total expenses                                               0.75% 4          0.75% 4        0.74%            0.74%            0.76%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                          0.73%            0.75%          0.74%            0.74%            0.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        68% 5            76% 5          67% 5            68% 5           248%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                0.75%
   Year Ended December 31, 2006                0.75%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ------------------------------------------------------------------------
      Year Ended December 31, 2007          $  296,201,319      $  315,527,720
      Year Ended December 31, 2006          $  612,825,833      $  666,549,894
      Year Ended December 31, 2005          $1,224,652,741      $1,250,455,539
      Year Ended December 31, 2004          $1,460,076,994      $1,473,590,963

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES     YEAR ENDED DECEMBER 31,                   2007             2006           2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  17.57      $     16.97      $   17.26      $     15.87      $     13.14
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .38 1            .36 1          .29 1            .23 1            .39
Net realized and unrealized gain                              .19             1.37            .31             1.31             2.74
                                                         ---------------------------------------------------------------------------
Total from investment operations                              .57             1.73            .60             1.54             3.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.42)            (.33)          (.27)            (.15)            (.40)
Distributions from net realized gain                        (1.44)            (.80)          (.62)              --               --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (1.86)           (1.13)          (.89)            (.15)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  16.28      $     17.57      $   16.97      $     17.26      $     15.87
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.49%           10.86%          3.67%            9.79%           24.69%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $121,399      $   111,363      $  88,156      $    59,650      $    25,302
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $117,012      $   100,010      $  72,977      $    39,851      $     9,908
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        2.30%            2.17%          1.74%            1.41%            1.37%
Total expenses                                               1.00% 4          1.01% 4        1.00%            1.02%            1.01%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           0.98%            1.01%          1.00%            1.02%            1.01%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        68% 5            76% 5          67% 5            68% 5           248%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007             1.00%
      Year Ended December 31, 2006             1.01%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ------------------------------------------------------------------------
      Year Ended December 31, 2007          $  296,201,319      $  315,527,720
      Year Ended December 31, 2006          $  612,825,833      $  666,549,894
      Year Ended December 31, 2005          $1,224,652,741      $1,250,455,539
      Year Ended December 31, 2004          $1,460,076,994      $1,473,590,963

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INFORMATION AND SERVICES
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For More Information on Oppenheimer Balanced Fund/VA

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The following additional information about the Fund is available without charge upon request:
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Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
How to Get More Information
------------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:
------------------------------------------------------------------------------
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By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
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Denver, Colorado 80217-5270
------------------------------------------------------------------------------

On the Internet:
You can request these documents by e-mail or through the OppenheimerFunds website. You may also read or download certain documents on the
OppenheimerFunds website at: www.oppenheimerfunds.com.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0670.001.0408                           [logo]              OppenheimerFunds
Distributor, Inc.
Printed on recycled paper

                          Appendix to Prospectus of
                         Oppenheimer Balanced Fund/VA
               (a series of Oppenheimer Variable Account Funds)

      Graphic material included in the prospectus of Oppenheimer Balanced
Fund/VA (the "Fund") under the heading "Annual Total Return (as of December
31 each year)":

      A bar chart will be included in the prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended       Annual Total Returns

12/31/98          6.66%
12/31/99          11.80%
12/31/00          6.44%
12/31/01          2.22%
12/31/02          -10.40%
12/31/03          24.96%
12/31/04          10.10%
12/31/05          3.89%
12/31/06          11.15%
12/31/07          3.79%

Oppenheimer
Capital Appreciation Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer  Capital  Appreciation  Fund/VA  is a mutual  fund  that  seeks capital  appreciation  by investing in  securities  of  well-known,  established companies.

     Shares of the Fund are sold only as the underlying  investment for variable life insurance policies,  variable annuity contracts and other insurance company separate  accounts.  A prospectus  for the  insurance  product you have selected accompanies  this prospectus and explains how to select shares of the Fund as an investment under that insurance product,  and which share class you are eligible to purchase.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                                         (OppenheimerFunds Logo)

Contents

             About the Fund

             The Fund's Investment Objective and Principal Investment Strategies

             Main Risks of Investing in the Fund

             The Fund's Past Performance

             Fees and Expenses of the Fund

             About the Fund's Investments

             How the Fund is Managed

             Investing in the Fund

             How to Buy and Sell Shares

             Dividends, Capital Gains and Taxes

             Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What  Is  the  Fund's   Investment   Objective?   The  Fund  seeks  capital
appreciation by investing in securities of well-known, established companies.

     What Does the Fund  Mainly  Invest  In? The Fund  invests  mainly in common stocks of  "growth  companies."  These  may be newer  companies  or  established companies of any  capitalization  range that the portfolio  manager believes may appreciate in value over the long term.  The Fund  currently  focuses  mainly on large-cap and mid-cap domestic companies, but can buy foreign stocks as well.

     How Does the Portfolio  Manager Decide What  Securities to Buy or Sell? The
Fund's  portfolio  manager looks primarily for growth companies that he believes have reasonably priced stock in relation to overall stock market valuations. The portfolio  manager focuses on factors that may vary in particular cases and over time in seeking broad  diversification  of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

     o companies in businesses with above-average growth potential,

     o companies  with growth  rates that the  portfolio  manager  believes  are sustainable over time,

     o stocks with reasonable valuations relative to their growth potential.

     Who Is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital appreciation in their investment over the long term, from investments in common  stocks of well-known  companies.  Those  investors  should be willing to assume the risks of short-term share price  fluctuations  that are typical for a fund focusing on stock investments. Since the Fund's income level will fluctuate and will likely be small,  it is not designed for  investors  needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have some  degree of risk.  The  Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
There is also the risk that poor  security  selection  by the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the  Fund  to underperform other funds having a similar objective.

     Changes in the overall  market prices of securities and the income they pay can occur at any time.  The share price of the Fund will  change  daily based on changes in market  conditions,  market prices of  securities  and in response to other economic events.

     |X| Risks of Investing  in Stocks.  Stocks  fluctuate  in price,  and their short-term  volatility at times may be great. Because the Fund currently invests primarily in common stocks of U. S. companies, the value of the Fund's portfolio will be  affected by changes in the stock  markets.  Market risk will affect the
Fund's net asset  values per share,  which will  fluctuate  as the values of the
Fund's portfolio securities change. A variety of factors can affect the price of a particular  stock and the prices of  individual  stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Securities in the Fund's portfolio may not increase as much as the market as a whole.  Growth  stocks may at times be favored by the market and at other times may be out of favor. Some securities may be inactively traded, and therefore,  may not be readily bought or sold.  Although some growth
stocks  may  appreciate   quickly,   investors  should  not  expect  the  Fund's
investments  to act in this manner.  The Fund is designed for long-term  capital appreciation.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or changes in government  regulations  affecting  the issuer.  The Fund invests mainly in securities of larger  capitalization  companies,  but can also invest in smaller capitalization  companies,  which may have more volatile stock prices than larger companies.

     |X| Industry and Sector Focus.  At times the Fund may increase the relative emphasis of its  investments in a particular  industry or sector.  The prices of stocks of  issuers  in a  particular  industry  or sector  may go up and down in response to changes in economic conditions, government regulations, availability of basic  resources  or supplies,  or other events that affect that  industry or sector more than  others.  To the extent that the Fund  increases  the  relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events  affecting that industry or sector.  To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its  total  assets  in  investments  in any one  industry  or  group  of industries.

     |X|  Risks  of  Growth  Stocks.   Stocks  of  growth  companies  may  offer
opportunities  for greater  capital  appreciation  but may be more volatile than stocks of larger, more established  companies.  If the company's earnings growth fails to increase as expected,  the stock price of a growth  company may decline sharply.

     |X| Risks of Foreign  Investing.  The change in value of a foreign currency against  the U.S.  dollar will  result in a change in the U.S.  dollar  value of securities denominated in that foreign currency. Foreign issuers are not subject to the same  accounting  and  disclosure  requirements  that U.S.  companies are subject to. The value of foreign investments may be affected by exchange control regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other economic or political factors.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

     How Risky is the Fund Overall?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term,  stock  markets can be  volatile,  and the prices of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented  investments  to a great extent to help cushion the Fund's share prices from stock market volatility,  except for defensive purposes.  Because it focuses on larger companies,  the Fund generally may be less volatile than funds focusing on investments in small-cap stocks,  but the Fund may have greater risk of volatility than funds that invest in both stocks and fixed income securities.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from year to year for the last ten calendar years and by showing how the average annual total  returns of the Fund's shares  compare to those of two  broad-based market indices.  Because the Fund's Service Shares are subject to a service fee, their performance is expected to be lower for any given period.  The Fund's past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

     Annual  Total  Returns  (as of  December  31 each  year) [See  appendix  to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized) for a calendar quarter was 28.49% (4thQtr `99) and the lowest return
(not annualized) for a calendar quarter was -20.45% (3rdQtr `01).

----------------------------------------------------- -------------- --------------------------- --------------------------

Average Annual Total Returns                                                  5 Years                    10 Years
----------------------------------------------------                   (or life of class, if       (or life of class, if
for the periods ended December 31, 2007                  1 Year                less)                       less)

----------------------------------------------------- -------------- --------------------------- --------------------------
----------------------------------------------------- -------------- --------------------------- --------------------------

Oppenheimer Capital Appreciation Fund/VA                 14.15%                12.64%                      7.35%
Non-Service Shares (inception April 3, 1985)

----------------------------------------------------- -------------- --------------------------- --------------------------

Oppenheimer Capital Appreciation Fund/VA                 13.86%                12.37%                      6.76%
Service Shares (inception September 18, 2001)

----------------------------------------------------- -------------- --------------------------- --------------------------
----------------------------------------------------- -------------- --------------------------- --------------------------

S&P 500 Index                                             5.49%                12.82%                    5.91%(1)
                                                                                                         7.55%(2)

----------------------------------------------------- -------------- --------------------------- --------------------------
----------------------------------------------------- -------------- --------------------------- --------------------------

Russell 1000(R)Growth Index (reflects no deduction        11.81%                12.11%                    3.83%(1)
for fees, expenses or taxes)                                                                             6.36%(2)
(1)  Since December 31, 1997.
(2)  Since September 30, 2001.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The performance  of the Fund's  shares is  compared  to the  S&P  500 Index,  an unmanaged index of equity  securities that is a measure of the general  domestic stock market, and the Russell  1000(R)Growth  Index, an unmanaged index of 1,000
U.S.  large-cap growth stocks.  The index performance  includes  reinvestment of income but does not reflect  transaction  costs,  fees or  expenses.  The Fund's investments vary from those in the index.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
                                                         Non-Service Shares                  Service Shares
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Management Fees                                                0.64%                             0.64%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Distribution and Service (12b-1) Fees                           None                             0.25%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Other Expenses                                                 0.01%                             0.02%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Total Annual Operating Expenses                                0.65%                             0.91%

------------------------------------------------ ----------------------------------- -------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation  described  above.  The Fund also receives  certain  credits from the
Fund's custodian that,  during the fiscal year,  reduced its custodial  expenses for both classes less than 0.01% of average daily net assets.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Non-Service Shares                             $67               $209              $363              $813

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $93               $291              $506             $1,125

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among different types of investments will vary over time based on the Manager's  evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments  described in this prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased and by  attempting  to limit  valuation  risk by being price  sensitive.  The Fund  attempts to reduce its  exposure to market risks by diversifying its investments,  that is, by not holding a substantial  percentage of the stock of any one company and by not  investing  too great a percentage of the Fund's assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in any one industry or group of industries.

     However,  changes in the overall  market prices of securities  can occur at any time.  The share  prices of the Fund will  change  daily based on changes in market  prices of  securities  and market  conditions  and in  response to other economic events.

     |X| Stock Investments.  The Manager looks for stocks of companies that have growth potential. Growth companies may be developing new products or services or may be  expanding  into  new  markets  for  their  products.  They  may be newer companies or more  established  companies  entering a growth  cycle.  The Fund's investments are not limited to issuers in a specific  capitalization range, such as large-cap or small-cap  companies,  and the Fund can invest in issuers in all capitalization  ranges.  Market capitalization refers to the market value of all of a  company's  issued and  outstanding  stock.  Currently,  the  Fund's  stock investments are focused on large-cap and mid-cap issuers,  but that emphasis can change  over time.  Because the stocks of  companies  that have  smaller  market capitalizations  tend to be more  volatile,  to the  extent  that the Fund holds stocks of issuers with smaller  capitalizations,  its share prices may fluctuate more and the risks of loss are greater.

     The Fund's equity investments may be  exchange-traded  or  over-the-counter
securities.   Over-the-counter   securities   may  have  less   liquidity   than
exchange-traded securities.

     Less  established  growth  companies  tend to retain a large  part of their earnings for research,  development or investment in capital assets.  Therefore, they do not tend to emphasize  paying  dividends,  and may not pay any dividends for a protracted period.  They are selected for the Fund's portfolio because the
Manager believes the price of the stock will increase over time.

     |X|  Cyclical  Opportunities.  The Fund may also seek to take  advantage of changes in the business  cycle by investing in companies  that are  sensitive to those changes if the Manager believes they have growth  potential.  For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes  seek to take  tactical  advantage of short-term  market  movements or events affecting particular issuers or industries.

     |X|  Foreign  Securities.   The  Fund  can  buy  foreign  equity  and  debt
securities.  It would buy debt  securities  primarily for liquidity or defensive purposes,  including debt securities  issued by foreign  companies or by foreign governments and their agencies.  The Fund currently does not expect to have more than 35% of its total assets invested in foreign securities, although it has the ability to invest in them without limit.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the Internal  Revenue Code and the Investment  Company Act of 1940 that apply to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information says that it is.

     Other Investment  Strategies.  To seek its objective,  the Fund can use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

     |X| Other  Equity  Securities.  While the Fund  emphasizes  investments  in common stocks, it can also buy preferred stocks and securities  convertible into common  stock.  The  Manager  considers  convertible  securities  to be  "equity equivalents"  because of the conversion  feature and in those cases their rating has less impact on the Manager's  investment  decision than in the case of other debt securities.  Nevertheless,  convertible debt securities are subject to both
"credit risk" (the risk that the issuer will not pay interest or repay principal in a timely  manner)  and  "interest  rate  risk"  (the risk that  prices of the securities will be affected inversely by changes in prevailing  interest rates).
If the Fund buys  convertible  securities  (or other debt  securities),  it will focus primarily on investment-grade  securities which pose less credit risk than lower-grade debt securities.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted  securities but is not  required  to sell them due to declines  in the Fund's  share  price.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X|  Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative" investments.  In general terms, a derivative investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest rate or index. In the broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered  "derivative"  investments.  In  addition  to using  derivatives  for hedging,  the Fund might use certain derivative  investments  because they offer the potential for increased  value.  The Fund currently does not use derivatives to a  significant  degree  and is  not  required  to use  them  in  seeking  its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks,  the Fund could realize less principal or income from the investment than expected  or its hedge  might be  unsuccessful.  As a result,  the Fund's  share prices  could fall.  Certain  derivative  investments  held by the Fund might be illiquid.

     |X| Hedging.  The Fund can buy and sell certain futures contracts,  put and call options, including options on futures and broadly-based securities indices, swaps, forward contracts and other derivative securities.  These investments are referred to as "hedging  instruments."  The Fund does not  currently use hedging extensively  and  is not  required  to  use  hedging  instruments  to  seek  its objective. The does not use hedging instruments for speculative purposes.

     The Fund can buy and sell options, swaps, futures and forward contracts for a number  of  purposes.  It might do so to try to  manage  its  exposure  to the possibility  that the prices of its  portfolio  securities  may  decline,  or to establish a position in the  securities  market as a  temporary  substitute  for purchasing individual securities. Forward contracts can be used to try to manage foreign  currency  risks on the Fund's  foreign  investments.  Foreign  currency options can be used to try to protect  against  declines in the dollar  value of foreign  securities  the Fund owns,  or to protect  against an  increase  in the dollar cost of buying foreign securities.

     There are special  risks in  particular  hedging  strategies.  For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover. If an investment that is subject to a covered call written by the Fund increases  in value above the call  price,  the Fund may be required to sell the investment  at the call price and may not be able to realize any gain above that price.  If the  Manager  uses a hedging  instrument  at the wrong time or judges market  conditions  incorrectly,  the hedge  might fail and the  strategy  could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     |X|  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money  Market Fund to provide  liquidity  or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company Act of 1940, as amended and is part of the  Oppenheimer
Family  of  Funds.  It  invests  in  a  variety  of  short-term,   high-quality,
dollar-denominated  money  market  instruments  issued  by the U.S.  government, domestic  and foreign  corporations,  other  financial  institutions,  and other entities.  Those  investments  may  have  a  higher  rate  of  return  than  the investments  that would be  available  to the Fund  directly.  At the time of an investment,  the Manager cannot always predict what the yield of the Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional  Money Market  Fund's Class E shares,  including its advisory fee.
However,  the  Manager  will waive a portion of the Fund's  advisory  fee to the extent  of the  Fund's  share  of the  advisory  fee  paid  to  the  Manager  by
Oppenheimer Institutional Money Market Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
0.72% of the next $200  million,  0.69% of the next $200  million,  0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The
Fund's  management fee for its fiscal year ended December 31, 2007, was 0.64% of the Fund's average annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X| Portfolio  Manager.  The Fund's portfolio is managed by Marc L. Baylin,
CFA, who is primarily  responsible  for the day-to-day  management of the Fund's investments.  Mr. Baylin has been a portfolio  manager and Vice President of the
Fund since  October  2005 and has been a Vice  President  of the  Manager  and a member of the Manager's  Growth Equity  Investment Team since September 2005. He was Managing Director and Lead Portfolio Manager at JPMorgan Fleming  Investment
Management  from June 2002 to August  2005 and was a Vice  President  of T. Rowe
Price, where he was an investment analyst from June 1993 and a portfolio manager from March 1999 to June 2002.

     The Statement of Additional  Information  provides  additional  information about the portfolio  manager's  compensation,  other accounts he manages and his ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio manager maintains in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the  insurance  company,  generally  by 9:30 a.m.  Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the
Fund's independent  registered public accounting firm, whose report,  along with the Fund's  financial  statements,  is included in the  Statement of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES YEAR ENDED DECEMBER 31,          2007                2006                2005             2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      41.43        $      38.52        $      36.99     $      34.70     $     26.62
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .07 1               .07 1               .18 1            .35 1,2         .12
Net realized and unrealized gain                    5.78                2.98                1.68             2.05            8.07
                                           -----------------------------------------------------------------------------------------
Total from investment operations                    5.85                3.05                1.86             2.40            8.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.10)               (.14)               (.33)            (.11)           (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      47.18        $      41.43        $      38.52     $      36.99     $     34.70
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 14.15%               7.95%               5.10%            6.93%          30.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  1,631,791        $  1,598,967        $  1,652,282     $  1,770,273     $ 1,715,240
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  1,631,686        $  1,615,352        $  1,658,910     $  1,708,511     $ 1,468,297
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               0.15%               0.17%               0.47%            0.99% 2         0.39%
Total expenses                                      0.65% 5,6,7         0.67% 5,6,7         0.66% 6          0.66% 6         0.67% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               59%                 47%                 70%              44%             48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Net  investment  income per share and the net  investment  income  ratio include $.16 and 0.43%,  respectively,  resulting  from a special  dividend from
Microsoft Corp. in November 2004.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

            Year Ended December 31, 2007        0.65%
            Year Ended December 31, 2006        0.67%

     6. Reduction to custodian expenses less than 0.005%.

     7. Voluntary waiver or reimbursement of indirect  management fees less than
        0.005%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES YEAR ENDED DECEMBER 31,              2007               2006                2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     41.09        $     38.23        $      36.73     $      34.53     $      26.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        (.05) 1            (.03) 1              .08 1            .29 1,2          .08
Net realized and unrealized gain                    5.74               2.96                1.69             1.99             8.02
                                             ---------------------------------------------------------------------------------------
Total from investment operations                    5.69               2.93                1.77             2.28             8.10
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  -- 3             (.07)               (.27)            (.08)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     46.78        $     41.09        $      38.23     $      36.73     $      34.53
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                 13.86%              7.68%               4.87%            6.62%           30.69%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   546,887        $   463,140        $    381,852     $    248,649     $    119,699
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $   510,874        $   426,539        $    301,780     $    184,273     $     48,178
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       (0.10)%            (0.08)%              0.20%            0.85% 2          0.14%
Total expenses                                      0.91% 6,7,8        0.92% 6,7,8        0.91% 7           0.91% 7          0.94% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                59%                47%                70%              44%              48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Net  investment  income per share and the net  investment  income  ratio include $.16 and 0.43%,  respectively,  resulting  from a special  dividend from
Microsoft Corp. in November 2004.

     3. Less than $0.005 per share.

     4.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     5. Annualized for periods less than one full year.

     6. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007         0.91%
             Year Ended December 31, 2006         0.92%

     7. Reduction to custodian expenses less than 0.005%.

     8. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

For More Information on Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------

     The following  additional  information  about the Fund is available without charge upon request:

--------------------------------------------------------------------------------

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

--------------------------------------------------------------------------------
How to Get More Information
--------------------------------------------------------------------------------

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

--------------------------------------------------------------------------------
By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
--------------------------------------------------------------------------------
Denver, Colorado 80217-5270
--------------------------------------------------------------------------------

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-4108                        [logo] OppenheimerFunds
PR0610.001.0408                                                Distributor, Inc.
Printed on recycled paper

                       Appendix to Prospectus of

                 Oppenheimer Capital Appreciation Fund/VA
              (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included  in  the  prospectus  of  Oppenheimer   Capital
Appreciation  Fund/VA (the "Fund") under the heading "Annual Total Return (as of
December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

        Calendar Year Ended                    Annual Total Returns

              12/31/98                                24.00%
              12/31/99                                41.66%
              12/31/00                                -0.23%
              12/31/01                                -12.58%
              12/31/02                                -26.86%
              12/31/03                                30.94%
              12/31/04                                 6.93%
              12/31/05                                 5.10%
              12/31/06                                 7.95%
              12/31/07                                14.15%

Oppenheimer
Core Bond Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer Core Bond Fund/VA is a mutual fund that seeks a high level of current income as its primary goal. As a secondary  goal, the Fund seeks capital appreciation  when  consistent  with its goal of high current  income.  The Fund invests mainly in investment grade debt securities.  Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity  contracts and other insurance company separate  accounts.  A prospectus for the insurance  product you have selected  accompanies  this  prospectus  and explains how to select shares of the Fund as an investment  under that insurance product,  and which share class you are  eligible to purchase.  This  prospectus contains important information about the Fund's objective,  investment policies, strategies and risks.  Please read this prospectus  (and your insurance  product prospectus) carefully before you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                                         (OppenheimerFunds Logo)

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            INVESTING IN THE FUND

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What Are the Fund's Investment Objectives?  The Fund's main objective is to seek a high level of current income.  As a secondary  objective,  the Fund seeks capital appreciation when consistent with its primary objective.

     What Is A "Debt"  Security?  A debt  security is  essentially a loan by the buyer to the issuer of the debt  security.  The issuer  promises to pay back the principal amount of the loan and normally pays interest,  at a fixed or variable rate, on the debt while it is outstanding.

     What Does the Fund Mainly  Invest In? As a  non-fundamental  policy  (which will not be changed  without  providing 60 days'  notice to Fund  shareholders), under normal market conditions,  the Fund invests at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in  investment  grade  bonds.  The investment-grade  debt  securities the Fund invests in can include the following types of obligations, which in general are referred to as "bonds":

     o short-,  medium-  and  long-term  foreign and U.S.  government  bonds and notes,

     o domestic and foreign corporate debt obligations,

     o collateralized mortgage obligations (CMOs),

     o other mortgage-related securities and asset-backed securities,

     o participation interests in loans,

     "structured" notes, and

     o other debt obligations.

     The Fund's  investments in U.S.  government  securities  include securities issued  or  guaranteed  by the U.S.  government  or its  agencies  or  federally chartered corporate entities referred to as  "instrumentalities."  These include mortgage-related U.S. government securities and CMOs.

     There are no other set  percentage  allocations  of the Fund's assets among the types of debt  securities  the Fund buys,  but  currently  the Fund  focuses mainly on U.S. government securities, CMOs, and investment-grade debt securities because  they  currently  offer  higher  yields than money  market  instruments.
However,  if market conditions  change, the Fund's portfolio managers may change the relative allocation of the Fund's assets.

     The  Fund's  investments  in debt  securities  can  include  "zero  coupon"
securities and securities that have been  "stripped" of their interest  coupons.
The Fund can invest up to 20% of its total assets in high yield debt  securities and other debt securities that are below investment grade (commonly  referred to as "junk bonds") and other investments such as preferred stock.

     The  Fund  can  also  use  hedging   instruments  and  certain   derivative
investments,  primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in
"About the Fund's Investments," below.

     The Fund seeks to maintain an average effective portfolio duration of three to six  years  (measured  on a  dollar-weighted  basis)  to try  to  reduce  the volatility  of the value of its  securities  portfolio.  The Fund however has no limitations  on the range of maturities  of the debt  securities in which it can invest  and  therefore  may hold  securities  with  short,  medium or  long-term maturities.  Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.  The Fund will attempt to maintain  (on a  dollar-weighted  basis) an  overall  average  portfolio  credit quality  of "A-" or higher  as rated by  Moody's  Investor  Services,  Inc.  (or equivalent rating of any nationally recognized credit rating organization).

     How Do the  Portfolio  Managers  Decide What  Securities to Buy or Sell? In
selecting  securities for the Fund, the Fund's  portfolio  managers  analyze the overall  investment  opportunities  and risks in  different  sectors of the debt security  markets by focusing on business  cycle  analysis and  relative  values between the corporate and government  sectors.  The portfolio  managers' overall strategy is to build a broadly  diversified  portfolio of debt  securities.  The portfolio  managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

     o High current income from different types of corporate and government debt securities,

     o Investment-grade securities, primarily to help reduce credit risk,?

     o Broad  portfolio  diversification  to help reduce the  volatility  of the
Fund's share prices,

     o Relative values among the debt securities market sectors.

     The portfolio managers look for securities whose yield and price change are expected to maximize the return to investors.  The portfolio  managers  normally will not invest in  securities  with  higher  yields if they expect the price to decline to the point where total return  (including  income) would be lower than the return on alternative fixed-income  investments.  Conversely,  the portfolio managers  normally  will not invest in  securities  they expect to appreciate in price if that security's  yield is so low that total return  (including  income)
will be lower than the return on alternative fixed-income investments.  All else being equal, the portfolio managers' preference is for investing for income over price appreciation.

     Who Is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking high current  income from a fund that invests  mainly in  investment-grade  debt securities,  but which can also hold  below-investment-grade  securities to seek higher income. Those investors should be willing to assume the credit risks of a fund  that  typically  invests  a  significant  amount  of its  assets  in  debt securities  and the changes in share prices that can occur when  interest  rates rise.  Since the Fund's  income  level will  fluctuate,  it is not  designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have risks to some  degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
There is also the risk that the value of your  investment  could be eroded  over time by the effects of inflation and that poor security  selection by the Fund's investment manager, OppenheimerFunds, Inc., (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

     Credit  Risk. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security

     might not make  interest  and  principal  payments  on the  security  as it becomes  due. A downgrade  in an issuer's  credit  rating or other  adverse news about an issuer  can reduce the value of that  issuer's  securities.  Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full  faith and credit of the U.S.  government  have  little  credit  risk,  and securities  issued by other agencies of the U.S.  government  generally have low credit risks. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest,  the Fund's income may be reduced. If an issuer fails to repay  principal,  the value of that  security  and of the Fund's share prices may be reduced.

     o Special Risks of Lower-Grade  Securities.  Because the Fund can invest up to 20% of its total  assets in  securities  (including  convertible  securities)
below investment  grade, the Fund's credit risks are greater than those of funds that buy only investment- grade  securities.  Lower-grade debt securities may be subject to greater market  fluctuations  and greater risks of loss of income and principal than investment-  grade debt securities.  Securities that are (or that have  fallen)  below  investment  grade are  exposed to a greater  risk that the issuers of those securities might not meet their debt  obligations.  Those risks can  reduce  the Fund's  share  prices  and the income it earns.  The market for lower-grade  securities may be less liquid,  especially during times of economic distress,  and therefore they may be harder to value or to sell at an acceptable price.

     |X| Interest  Rate Risks.  The values of debt  securities,  including  U.S.
government  securities prior to maturity,  are subject to change when prevailing interest rates change.  When interest  rates fall, the values of  already-issued debt  securities  generally  rise.  When  interest  rates  rise,  the  values of already-issued  debt securities  generally fall, and they may sell at a discount from  their face  amount.  The  magnitude  of these  fluctuations  will often be greater for  longer-term  debt  securities than  shorter-term  debt  securities.
However,  interest  rate  changes  may have  different  effects on the values of mortgage-related  securities  because of prepayment risks,  discussed below. The
Fund's share prices can go up or down when interest  rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

     |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest  rates fall) and the issuer of a security can prepay the principal prior to the security's maturity.  Mortgage-related  securities that are subject to prepayment  risk,  including the CMOs and other  mortgage-related  securities that the Fund buys,  generally  offer less  potential for gains when  prevailing interest rates decline,  and have greater potential for loss when interest rates rise.

     The impact of  prepayments  on the price of a security  may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related  securities at a premium.  Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal  investment represented by the premium the Fund paid.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when  interest  rates  fall,  the  market  value  and  yield of the CMO could be reduced.  If interest rates rise rapidly,  prepayments may occur at slower rates than expected,  which could have the effect of lengthening the expected maturity of a short- or  medium-term  security.  That could cause its value to  fluctuate more widely in response to changes in interest  rates. In turn, this could cause the value of the Fund's shares to fall more.

     |X| Risks of Foreign  Investing.  The Fund can  invest  its assets  without limit in foreign debt  securities  and can buy  securities  of  governments  and companies  in  both  developed  markets  and  emerging  markets.  While  foreign securities offer special investment opportunities,  there are also special risks that can reduce the Fund's share prices and returns.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Currency rate changes can also affect the  distributions the
Fund  makes from the  income it  receives  from  foreign  securities  as foreign currency values change against the U.S. dollar.  Foreign investing can result in higher  transaction  and operating  costs for the Fund.  Foreign issuers are not subject to the same accounting and disclosure  requirements that U.S.  companies are subject to.

     The value of  foreign  investments  may be  affected  by  exchange  control regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad,  or other political and economic factors.
These risks could cause the prices of foreign  securities  to fall and therefore could depress the Fund's share prices.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

     Credit Default Swaps.  The Fund may enter into credit default swaps.
A credit  default swap enables an investor to buy or sell  protection  against a credit event, such as an issuer's failure to make timely payments of interest or principal,  bankruptcy  or  restructuring.  The  terms  of  the  instrument  are generally negotiated by the Fund and the swap counterparty.

     If the Fund buys credit  protection  using a credit  default swap, the Fund will make fixed payments to the counterparty. If a credit event occurs, the Fund will deliver the defaulted bonds  underlying the swap and the swap  counterparty will pay the par amount of the bonds. If the Fund sells credit  protection using
a  credit   default  swap,  the  Fund  will  receive  fixed  payments  from  the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap  counterparty  will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted  bonds, and the fixed payments are then made on the reduced notional amount.

     Credit  default  swaps are  subject  to  counterparty  credit  risk (if the counterparty  fails to meet its obligations).  They are subject to the risk that the Fund will not  properly  assess the cost of the  instrument.  If the Fund is selling  credit  protection,  there is a risk that a credit event will occur and that the Fund  will  have to pay par value on  defaulted  bonds.  If the Fund is buying  credit  protection,  there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

     |X| There are Special Risks in Using Derivative  Investments.  The Fund can
use derivatives to seek increased income or to try to hedge investment risks. In general  terms, a derivatives  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index. Options, futures, interest rate swaps, credit derivatives,  structured notes and CMOs are examples of derivatives the Fund can use.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also, the  underlying  security or investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager expected it to perform. If that happens,  the Fund's share price could  decline or the Fund could get less  income  than  expected.  The Fund has limits on the amount of particular  types of derivatives  it can hold.  However, using  derivatives  can cause the Fund to lose  money on its  investment  and/or increase the volatility of its share prices.

     |X| How Risky is the Fund Overall?  The risks described above  collectively form the risk  profile  of the Fund,  and can  affect  the  value of the  Fund's investments,  its investment  performance  and its price per share.  These risks mean that you can lose money by  investing  in the Fund.  When you  redeem  your shares,  they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment  objective.  Debt securities are subject to credit and  interest  rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest the  proceeds of its  investments  in  lower-yielding securities. The Fund generally has more risks than bond funds that focus on U.S.
government  securities,  but the Fund's emphasis on investment-grade  securities may make its share prices less volatile than high yield bond funds or funds that focus on foreign bonds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices.  Because the Fund's  Service Shares are subject to a service fee, their performance  is  expected  to be lower for any given  period.  The  Fund's  past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

     Annual  Total  Returns  (as of  December  31 each  year) [See  appendix  to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During the period shown in the bar chart, the highest return for a calendar quarter was 4.04% (1st Qtr '01) and the lowest return for a calendar quarter was
-2.23% (2nd Qtr '04).

----------------------------------------------- ---------------- -------------------------- -------------------------

Average Annual Total Returns                        1 Year                5 Years                   10 Years
for the periods ended December 31, 2007                                                      (or life of class, if
                                                                                                     less)

----------------------------------------------- ---------------- -------------------------- -------------------------
----------------------------------------------- ---------------- -------------------------- -------------------------
Oppenheimer Core Bond Fund/VA

Non-Service Shares (inception 4/3/85)                4.39%                 4.90%                     5.24%

----------------------------------------------- ---------------- -------------------------- -------------------------
----------------------------------------------- ---------------- -------------------------- -------------------------
Oppenheimer Core Bond Fund/VA

Service Shares (inception 5/1/02)                    4.09%                 4.62%                     5.49%

----------------------------------------------- ---------------- -------------------------- -------------------------
----------------------------------------------- ---------------- -------------------------- -------------------------

Citigroup Broad Investment Grade Bond Index          7.22%                 4.55%                     6.02%
                                                                                                    5.42%(1)

----------------------------------------------- ---------------- -------------------------- -------------------------
----------------------------------------------- ---------------- -------------------------- -------------------------

                                                     6.97%                 4.42%                     5.97%
Lehman Brothers Aggregate Bond Index                                                                5.32%(1)

----------------------------------------------- ---------------- -------------------------- -------------------------
----------------------------------------------- ---------------- -------------------------- -------------------------

Lehman Brothers Credit Index                         5.11%                 4.84%                     6.05%
                                                                                                    5.55%(1)

----------------------------------------------- ---------------- -------------------------- -------------------------

1. From 4/30/02

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance  is compared to the Citigroup  Broad  Investment  Grade Bond
Index, an index of investment  grade corporate and U.S.  government  bonds;  the
Lehman Brothers Aggregate Bond Index, a broad-based index of government agencies and  corporate  debt,  and  the  Lehman  Brothers  Credit  Index,  an  index  of non-convertible  U.S. investment grade corporate bonds. The indices' performance includes  reinvestment of income but does not reflect transaction costs, fees or expenses. The Fund's investments vary from those in the indices.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
                                                         Non-Service Shares                  Service Shares
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Management Fees                                                0.64%                             0.64%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Distribution and Service (12b-1) Fees                           None                             0.25%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Other Expenses                                                 0.04%                             0.03%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Total Annual Operating Expenses                                0.68%                             0.92%

------------------------------------------------ ----------------------------------- -------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation described above.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
Oppenheimer  Institutional  Money  Market  Fund.  During the  fiscal  year ended
December 31, 2007,  the Manager  waived  $10,315 for  Oppenheimer  Institutional
Money Market Fund management  fees. The Fund also receives  certain credits from the Fund's  custodian  that,  during  the fiscal  year,  reduced  its  custodial expenses  for both classes  less than 0.01% of average  daily net assets.  After
these  waivers/reductions,   the  actual  "Other  Expenses"  and  "Total  Annual
Operating Expenses" were the same as shown above.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Non-Service Shares                             $70               $218              $380              $849

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $94               $295              $512             $1,136

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among different types of investments will vary over time based upon the  Manager's  evaluation  of  economic  and  market  trends.  The  Fund's portfolio  might not always  include all of the different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The
Fund attempts to reduce its exposure to credit risks by limiting its investments in below-investment  grade securities,  as explained above. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial  percentage of the securities of any one issuer and by not  investing  too great a percentage  of the Fund's  assets in any one issuer.
Also,  the  Fund  does not  concentrate  25% or more of its  investments  in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

     The debt  securities  the Fund buys may be rated by  nationally  recognized rating  organizations or they may be unrated  securities  assigned an equivalent rating  by the  Manager.  While  the  Fund's  investments  may be above or below
investment   grade  in  credit   quality,   the  Fund   invests   primarily   in
investment-grade debt securities.  However, the Fund can invest up to 20% of its net assets in below  investment-grade  debt  securities,  commonly  called "junk bonds." They typically offer higher yields than investment-grade  bonds, because investors assume the greater risks of default of those  securities.  The ratings definitions  of the  principal  national  rating  organizations  are included in
Appendix A to the Statement of Additional Information.

     Investment-grade debt securities are those rated in one of the four highest categories by Standard & Poor's Corporation,  Moody's Investors Service,
Inc.,  Fitch  or  other  national  rating   organizations.   They  can  also  be
"split-rated"  (rated as investment  grade by one rating  organization but below investment  grade by another) or unrated,  if determined by the Manager to be of comparable  quality  to  rated  investment-grade  securities.  The  Fund  is not obligated to dispose of securities  when issuers are in default or if the rating of the security is reduced below investment grade.

     The Fund can  invest  some of its  assets  in  other  types of  securities, including  common  stocks,  preferred  stocks,  and other equity  securities  of foreign  and U.S.  companies.  However,  the Fund  does  not  anticipate  having significant  investments  in those  types of  securities  as part of its  normal portfolio strategy.

     The Fund could pursue its secondary  objective of capital  appreciation  by investing in securities  convertible into common stock.  Convertible  securities might allow the Fund to  participate  in the  increase in value of the  issuer's underlying common stock, by exercising the conversion  right.  Normally the Fund would not hold the common  stock for  investment,  although  it can hold  common stock as part of the value of its net assets that is not normally expected to be
invested  in  debt  securities.   Typically,  convertible  securities  also  pay
dividends  until they are converted.  There may be other  investment  strategies that  could  offer the Fund  opportunities  for  capital  appreciation,  such as investing  in  defaulted  securities,  but  these  are  not  expected  to  be  a significant part of the Fund's investment program.

     |X| U.S. Government Securities. The Fund can invest in securities issued or
guaranteed   by  the   U.S.   Treasury   or   other   government   agencies   or
federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this prospectus.

     |_| U.S.  Treasury  Obligations.  These include  Treasury bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury  securities are backed by the full  faith and  credit of the  United  States as to timely  payments  of interest  and  repayments  of  principal.  The Fund  can also buy U.S.  Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank,
zero-coupon   U.S.   Treasury   securities   described   below,   and   Treasury
Inflation-Protection Securities ("TIPS|_| ").

     |_|  Obligations  Issued  or  Guaranteed  by U.S.  Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that  have  different   levels  of  credit  support  from  the  U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government,  such  as  Government  National  Mortgage  Association  pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal  National  Mortgage  Association  bonds ("Fannie Maes") and Federal Home
Loan Mortgage Corporation obligations ("Freddie Macs|_| ").

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial  mortgages,  in the form of CMOs and other
"pass-through"  mortgage  securities.  CMOs that are U.S. government  securities have  collateral  to secure  payment of interest  and  principal  on  underlying assets.  They may be issued in different series each having  different  interest rates  and  maturities.  The  collateral  is  either  in the  form  of  mortgage
pass-through   certificates   issued  or   guaranteed   by  a  U.S.   agency  or
instrumentality or mortgage loans insured by a U.S.  government agency. The Fund can have  substantial  amounts of its assets invested in  mortgage-related  U.S.
government securities.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when  interest  rates  fall,  the  market  value  and  yield of the CMO could be reduced.  Additionally, the Fund may have to reinvest the prepayment proceeds in other securities  paying interest at lower rates,  which could reduce the Fund's yield.

     When interest rates rise rapidly, and if prepayments occur more slowly than expected,  a short or medium-term CMO can in effect become a long-term security, subject to greater  fluctuations in value.  These  prepayment risks can make the prices  of CMOs  very  volatile  when  interest  rates  change.  The  prices  of longer-term  debt  securities  tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

     |X| The Fund's Portfolio "Duration" Strategy.  The "maturity" of a security
(the date when its principal  repayment is due) differs from effective duration, which attempts to measure the expected volatility of a security's price.

     The Fund  measures the duration of its entire  portfolio of securities on a dollar-weighted  basis, to try to maintain an average effective  duration of its portfolio of three to six years under normal  market  conditions  (that is, when financial markets are not in an unstable or volatile state).  However,  duration cannot be relied on as an exact prediction of future volatility. There can be no assurance  that the Fund will  achieve its  targeted  portfolio  duration at all times.

     Duration  calculations  rely on a number of assumptions and variables based on the historic  performance of similar securities.  Therefore,  duration can be affected by unexpected  economic  events or conditions  relating to a particular security. In the case of CMOs, duration calculations are based on historic rates of prepayments of underlying  mortgages.  If the mortgages underlying the Fund's investments are prepaid more rapidly or more slowly than expected,  the duration calculation for that security may not be correct.

     |X| Forward Rolls. The Fund may enter into "forward roll" (also referred to as  "mortgage  dollar  rolls")  transactions  with  respect to  mortgage-related securities.  In this  type of  transaction,  the Fund  sells a  mortgage-related security to a buyer and  simultaneously  agrees to repurchase a similar security at a later date at a set price.

     During the period  between the sale and the purchase,  the Fund will not be entitled to receive interest and principal  payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may  decline  below  the  price at which  the Fund is  obligated  to  repurchase securities, or that the counterparty might default in its obligation.

     |X|  High-Yield,  Lower-Grade  Debt  Securities.  The Fund can  purchase  a variety of lower-grade,  high-yield debt securities of U.S. and foreign issuers,
including  bonds,  debentures,   notes,  preferred  stocks,  loan  participation
interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no  requirements  as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. Up to 20% of the Fund's  total  assets can be invested in debt  securities  below  investment grade under normal market conditions.

     Lower-grade  debt  securities  are  those  rated  below  "Baa"  by  Moody's
Investors  Service,  Inc. or lower than "BBB" by Standard  &  Poor's  Rating
Service  or that have  similar  ratings  by other  nationally-recognized  rating organizations.  The Fund can invest in securities rated as low as "C" or "D", in unrated  bonds or bonds  which are in  default  at the time the Fund buys  them.
While  securities  rated  "Baa" by Moody's or "BBB" by  S&P  are  considered
"investment grade," they have some speculative characteristics.

     The Manager does not rely solely on ratings issued by rating  organizations when selecting  investments  for the Fund.  The Fund can buy unrated  securities that offer high  current  income.  The Manager may assign a rating to an unrated security that is  equivalent to the rating of a rated  security that the Manager believes offers comparable yields and risks.

     While  investment-grade  securities  are subject to risks of non-payment of interest and principal,  in general  higher-yielding  lower-grade bonds, whether rated or unrated, have greater risks than investment-grade  securities. They may be  subject  to  greater  market  fluctuations  and risk of loss of  income  and principal than  investment-grade  securities.  There may be less of a market for them and  therefore  they may be harder  to value  and to sell at an  acceptable price. There is a relatively greater  possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.
These  risks  mean  that the Fund  may not  achieve  the  expected  income  from lower-grade  securities,  and that the Fund's  net asset  value per share may be affected by declines in value of these securities.

     |X|  Private-Issuer  Mortgage-Backed  Securities.  The  Fund  can  invest a substantial  portion  of its  assets  in  mortgage-backed  securities  issued by private  issuers,  which do not  offer the  credit  backing  of U.S.  government
securities.   Primarily   these  include   multi-class   debt  or   pass-through
certificates secured by mortgage loans. They may be issued by banks, savings and loans,  mortgage  bankers and other  non-governmental  issuers.  Private  issuer mortgage-backed  securities  are subject to the credit  risks of the issuers (as well as the  interest  rate  risks  and  prepayment  risks of CMOs that are U.S.
government  securities,  discussed  above);  although  in some cases they may be supported by insurance or guarantees.

     |X|  Asset-Backed  Securities.  The Fund can buy  asset-backed  securities, which are fractional  interests in pools of loans collateralized by the loans or other  assets or  receivables.  They are  issued by trusts and  special  purpose corporations  that pass the income from the underlying  pool to the buyer of the interest.  These  securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

     |X| Foreign Debt  Securities.  The Fund can buy debt  securities  issued by foreign governments and companies, as well as "supra-national" entities, such as the World  Bank.  They can  include  bonds,  debentures,  and  notes,  including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry.  The Fund has no  requirements  as to the maturity range of the foreign debt securities it can buy,  or as  to  the  market  capitalization  range  of  the  issuers  of  those securities.

     Foreign government debt securities might not be supported by the full faith and credit of the issuing government. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies.  The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     |X| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing  markets may offer special  investment  opportunities but present risks not found in more mature markets. Those securities may be more difficult  to value and to sell at an  acceptable  price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater  delays so that the Fund may not receive the proceeds of a sale of a security on a timely  basis.  These  investments  may be very speculative.

     These  countries  might have less developed  trading markets and exchanges.
Emerging market  countries may have less developed legal and accounting  systems and  investments  may be subject to greater risks of government  restrictions on withdrawing  the sales  proceeds of  securities  from the country.  Economies of developing countries may be more dependent on relatively few industries that may be  highly  vulnerable  to local and  global  changes.  Governments  may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

     The Fund can buy "Brady  Bonds,"  which are  U.S.-dollar  denominated  debt securities  collateralized  by zero-coupon U.S.  Treasury  securities.  They are typically  issued by emerging markets  countries and are considered  speculative securities with higher risks of default.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the  Internal  Revenue  Code  and the  Investment  Company  Act  that  apply  to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Shareholders  will receive 60 days advance  notice of any change in the 80% requirement (a  non-fundamental  policy)  described under "What Does The
Fund Mainly  Invest In?"  Fundamental  policies are those that cannot be changed without the approval of a majority of the Fund's  outstanding voting shares. The
Fund's investment objectives are fundamental policies.  Investment  restrictions that  are  fundamental  policies  are  listed  in the  Statement  of  Additional
Information.  An investment policy is not fundamental  unless this prospectus or the Statement of Additional Information says that it is.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies  described  below.  The Fund might not always  use all of them.  These  techniques  involve  risks,  although  some are designed to help reduce overall investment or market risks.

     |X|  Zero-Coupon  and  "Stripped"  Securities.  Some of the  government and corporate  debt  securities  the Fund  buys are  zero-coupon  bonds  that pay no interest.  They are issued at a  substantial  discount  from  their face  value.
"Stripped"  securities are the separate income or principal components of a debt security.  Some CMOs or other mortgage-related  securities may be stripped, with each component having a different  proportion of principal or interest payments.
One class  might  receive  all the  interest  and the  other  all the  principal payments.

     Zero-coupon and stripped securities are subject to greater  fluctuations in price from interest rate changes than conventional  interest-bearing securities.
The  Fund may  have to pay out the  imputed  income  on  zero-coupon  securities without  receiving  the actual  cash  currently.  Interest-only  securities  are particularly sensitive to changes in interest rates.

     The  values  of  interest-only  mortgage-related  securities  are also very sensitive to prepayments of underlying mortgages.  Principal-only securities are also sensitive to changes in interest rates.  When prepayments tend to fall, the timing  of the cash  flows to  these  securities  increases,  making  them  more sensitive to changes in interest rates.  The market for some of these securities may be limited,  making it difficult  for the Fund to dispose of its holdings at an  acceptable  price.  The Fund can  invest  up to 50% of its  total  assets in zero-coupon securities issued by either the U.S. Treasury or companies.

     |X|  Participation  Interests  in  Loans.  These  securities  represent  an undivided  fractional  interest in a loan  obligation  by a  borrower.  They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate.  The loans may be to foreign or U.S. companies.  The Fund does not invest more than 5% of its net assets in participation interests of any one borrower.  They are subject to the risk of default by the  borrower.  If the borrower  fails to pay interest or repay  principal,  the Fund can lose money on its investment.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X|  Derivative  Investments.  The Fund can invest in a number of different kinds  of  "derivative"  investments.  In the  broadest  sense,  exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be  considered  "derivative  investments."  In  addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

     Markets  underlying  securities  and indices  may move in a  direction  not anticipated  by the Manager.  Interest rate and stock market changes in the U.S.
and abroad may also  influence the  performance of  derivatives.  As a result of these risks the Fund could realize less  principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

     "Structured"  Notes.  The  Fund  can  buy  "structured"  notes,  which  are specially-designed  derivative debt  investments.  Their  principal  payments or interest  are linked to the value of an index (such as a currency or  securities index) or commodity.  The terms of the  instrument  may be  "structured"  by the purchaser (the Fund) and the borrower issuing the note.

     The principal and/or interest  payments depend on the performance of one or more other  securities or indices,  and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it  originally  invested when the notes mature,  or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

     |X| Hedging.  The Fund can buy and sell certain futures contracts,  put and call options,  including options on futures and broadly-based securities indices and  forward  contracts.  These  investments  are all  referred  to as  "hedging instruments."  The Fund does not  currently use hedging  extensively  and is not required to use hedging instruments to seek its objective.

     The Fund could buy and sell options,  futures, forward contracts, and swaps for a number of  purposes.  It might do so to try to manage its  exposure to the possibility  that the prices of its  portfolio  securities  may  decline,  or to establish a position in the  securities  market as a  temporary  substitute  for purchasing individual securities. Forward contracts can be used to try to manage foreign  currency  risks on the Fund's  foreign  investments.  Foreign  currency options can be used to try to protect  against  declines in the dollar  value of foreign  securities  the Fund owns,  or to protect  against an  increase  in the dollar cost of buying foreign securities.

     There are special  risks in  particular  hedging  strategies.  For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover. If an investment that is subject to a covered call written by the Fund increases  in value above the call  price,  the Fund may be required to sell the investment  at the call price and may not be able to realize any gain above that price.  In writing a put,  there is a risk that the Fund may be  required to buy the  underlying  security at a  disadvantageous  price.  If the  Manager  uses a hedging  instrument at the wrong time or judges market  conditions  incorrectly, the hedge might fail and the strategy could reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options positions were not  correlated  with its other  investments or if it could not close out a position because of an illiquid market.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     Investments in Oppenheimer Institutional Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the Investment  Company Act of 1940, as amended,  and is part of the Oppenheimer
Family  of  Funds.  It  invests  in  a  variety  of  short-term,   high-quality,
dollar-denominated  money  market  instruments  issued  by the U.S.  government, domestic  and foreign  corporations,  other  financial  institutions,  and other entities.  Those  investments  may  have  a  higher  rate  of  return  than  the investments  that would be  available  to the Fund  directly.  At the time of an investment,  the Manager cannot always predict what the yield of the Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional  Money Market  Fund's Class E shares,  including its advisory fee.
However,  the  Manager  will waive a portion of the Fund's  advisory  fee to the extent  of the  Fund's  share  of the  advisory  fee  paid  to  the  Manager  by
Oppenheimer Institutional Money Market Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees.  Effective May 1, 2007,  under the  investment  advisory agreement,  the Fund pays the  Manager an  advisory  fee at an annual  rate that declines on additional  assets as the Fund grows:  at an annual rate of 0.60% on the first $1  billion  of the Fund's  daily net  assets,  and 0.50% of daily net assets over $1 billion.  Prior to May 1, 2007,  the Fund's  annual  advisory fee rate was: 0.75% of the first $200 million of net assets;  0.72% of the next $200 million;  0.69% of the next $200 million;  0.66% of the next $200 million; 0.60%
of the next $200  million;  and 0.50% of the net  assets  over $1  billion.  The
Fund's  management  fee for its fiscal year ended December 31, 2007 was 0.64% of the Fund's average annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X|  Portfolio  Managers.  The  Fund's  portfolio  is  managed by a team of
investment  professionals  including  Angelo  Manioudakis,   Benjamin  J.  Gord,
Geoffrey Caan,  Thomas Swaney and Antulio  Bomfim who are primarily  responsible for the day-to-day management of the Fund's investments.

     Mr. Manioudakis has been a Vice President and portfolio manager of the Fund since April 2002,  and a Senior Vice President of the Manager and of HarbourView
Asset  Management  Corporation  since  April  2002.  He has been a  Senior  Vice
President of OFI  Institutional  Asset  Management,  Inc. since June 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.  Mr.  Manioudakis  was  Executive  Director and  portfolio  manager for
Miller,  Anderson  &  Sherrerd,  a  division  of Morgan  Stanley  Investment
Management from August 1993 through April 2002.

     Mr. Gord has been a Vice President and portfolio  manager of the Fund and a
Vice  President of the Manager since April 2002. He is also a portfolio  manager of other portfolios in the  OppenheimerFunds  complex. Mr. Gord was an Executive
Director and a senior fixed income analyst at Miller Anderson &  Sherrerd, a division of Morgan Stanley  Investment  Management from April 1992 through March
2002.

     Mr. Caan has been a Vice President and portfolio  manager of the Fund and a
Vice President of the Manager since August 2003. He is also a portfolio  manager of  other  portfolios  in the  OppenheimerFunds  complex.  Mr.  Caan  was a Vice
President of ABN AMRO N.A.,  Inc. from June 2002 through August 2003, and a Vice
President of Zurich Scudder Investments from January 1999 through June 2002.

     Mr. Swaney has been a portfolio manager of the Fund and a Vice President of the Manager since April 2006 and a Vice  President of the Fund since April 2006.
He is also a  portfolio  manager  of other  portfolios  in the  OppenheimerFunds complex.  Mr. Swaney was a senior analyst of the Manager's High Grade Investment
Team from June 2002 to March  2006.  Prior to joining  the Manager in June 2002,
Mr. Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan  Stanley  Investment  Management  from May 1998 through May
2002.

     Mr. Bomfim has been a Vice President and portfolio  manager of the Fund and a Vice  President  of the Manager  since  October  2003.  He is also a portfolio manager of other portfolios in the  OppenheimerFunds  complex.  Mr. Bomfim was a
Senior  Economist at the Board of Governors of the Federal  Reserve  System from
June 1992 to October 2003.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of the Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio managers maintain in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the insurance company,  generally by 9:30 a.m. on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,                    2007             2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.16        $   11.19      $   11.50    $   11.42    $   11.31
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .55 1            .53 1          .51 1        .43 1        .51
Net realized and unrealized gain (loss)                         (.08)             .03           (.23)         .18          .23
                                                           ----------------------------------------------------------------------
Total from investment operations                                 .47              .56            .28          .61          .74
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.57)            (.59)          (.59)        (.53)        (.63)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $   11.06        $   11.16      $   11.19    $   11.50    $   11.42
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              4.39%            5.28%          2.59%        5.49%        6.78%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 325,661        $ 367,106      $ 430,642    $ 504,244    $ 618,234
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 345,723        $ 391,750      $ 466,033    $ 552,293    $ 691,931
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           5.07%            4.83%          4.56%        3.82%        4.03%
Total expenses                                                  0.68% 4,5,6      0.77% 4,5      0.76% 6      0.75% 6      0.73% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           89% 7           114% 7         111% 7        95% 7       101%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods of less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007        0.68%
             Year Ended December 31, 2006        0.77%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

     7. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007           $         662,784,931   $     678,316,693
Year Ended December 31, 2006           $       1,168,229,255   $   1,270,329,129
Year Ended December 31, 2005           $       2,420,041,493   $   2,423,498,913
Year Ended December 31, 2004           $       2,841,348,053   $   2,925,500,296

SERVICE SHARES   YEAR ENDED DECEMBER 31,                        2007             2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.10        $   11.15      $   11.47    $   11.39    $   11.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                            .52 1            .49 1          .47 1        .40 1        .43
Net realized and unrealized gain (loss)                         (.08)             .03           (.22)         .18          .28
                                                           ----------------------------------------------------------------------
Total from investment operations                                 .44              .52            .25          .58          .71
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.56)            (.57)          (.57)        (.50)        (.62)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $   10.98        $   11.10      $   11.15    $   11.47    $   11.39
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              4.09%            4.93%          2.33%        5.22%        6.56%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 103,542        $  41,191      $  11,110    $   3,505    $   3,835
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  70,116        $  21,265      $   7,213    $   3,002    $   3,903
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           4.85%            4.56%          4.29%        3.55%        3.73%
Total expenses                                                  0.92% 4,5,6      1.06% 4,5      1.03% 6      0.99% 6      0.98% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           89% 7           114% 7         111% 7        95% 7       101%

     1. Per share amounts  calculated  based on the average  shares  outstanding during he period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007        0.92%
             Year Ended December 31, 2006        1.06%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

     7. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007           $         662,784,931   $     678,316,693
Year Ended December 31, 2006           $       1,168,229,255   $   1,270,329,129
Year Ended December 31, 2005           $       2,420,041,493   $   2,423,498,913
Year Ended December 31, 2004           $       2,841,348,053   $   2,925,500,296

14

27

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INFORMATION AND SERVICES
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--------------------------------------------------------------------------------

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For More Information on Oppenheimer Core Bond Fund/VA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

     The following  additional  information  about the Fund is available without charge upon request:

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

Statement of Additional Information

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--------------------------------------------------------------------------------

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

Annual and Semi-Annual Reports

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--------------------------------------------------------------------------------

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

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How to Get More Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------------------------------------------

By Telephone:

------------------------------------------

Call OppenheimerFunds Services toll-free:
1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
------------------------------------------
Denver, Colorado 80217-5270

------------------------------------------

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108
PR00630.001.0408

                                       [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                         Appendix to Prospectus of
                       Oppenheimer Core Bond Fund/VA
               (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included  in the  prospectus  of  Oppenheimer  Core Bond
Fund/VA (the "Fund")  under the heading  "Annual Total Return (as of December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

        Calendar Year Ended                   Annual Total Returns
-----------------------------------------------------------------------------
------------------------------------- ---------------------------------------

------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/98                                 6.80%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/99                                -1.52%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/00                                 6.10%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/01                                 7.79%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

             12/31/02                                 9.08%

------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/03                                 6.78%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/04                                 5.49%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/05                                 2.59%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/06                                 5.28%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

             12/31/07                                 4.39%

------------------------------------- ---------------------------------------

Oppenheimer
Global Securities Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer Global Securities Fund/VA is a mutual fund that seeks long-term capital  appreciation  by  investing  a  substantial  portion  of its  assets in securities of foreign issuers,  "growth-type" companies, cyclical industries and special  situations that are considered to have appreciation  possibilities.  It invests mainly in common stocks of U.S. and foreign issuers.

     Shares of the Fund are sold only as the underlying  investment for variable life insurance policies,  variable annuity contracts and other insurance company separate  accounts.  A prospectus  for the  insurance  product you have selected accompanies  this prospectus and explains how to select shares of the Fund as an investment under that insurance product,  and which share class you are eligible to purchase.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                         (OppenheimerFunds Logo)

Contents

             About the Fund
-----------------------------------------------------------------------------

             The Fund's Investment Objective and Principal Investment Strategies

             Main Risks of Investing in the Fund

             The Fund's Past Performance

             Fees and Expenses of the Fund

             About the Fund's Investments

             How the Fund is Managed

             Investing in the Fund
------------------------------------------------------------------------------

             How to Buy and Sell Shares

             Dividends, Capital Gains and Taxes

             Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What Is the Fund's Investment  Objective?  The Fund seeks long-term capital appreciation  by investing a substantial  portion of its assets in securities of foreign  issuers,  "growth-type"  companies,  cyclical  industries  and  special situations that are considered to have appreciation possibilities.

     What Does the Fund  Mainly  Invest  In? The Fund  invests  mainly in common stocks of U.S. and foreign companies. The Fund buys securities of issuers in the
U.S.  and  foreign  countries.  The Fund can  invest  without  limit in  foreign securities and can invest in any country,  including countries with developed or emerging markets. However, the Fund's investment manager, OppenheimerFunds, Inc.
(the "Manager"), currently emphasizes investments in developed markets.

     The  Fund  has no  requirements  to  allocate  its  investments  in any set percentages  in any particular  countries,  but normally will invest in at least three  countries  (one of which may be the United  States).  Typically  the Fund invests in a number of different countries.

     The Fund can invest in securities  of issuers in any market  capitalization range.  The Fund  can  also  use  hedging  instruments  and  certain  derivative investments.  These  investments  are more fully  explained in "About the Fund's
Investments," below.

     How Does the Portfolio  Manager  Decide What  Securities to Buy or Sell? In
selecting  securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S.  companies with high growth potential.  He uses fundamental analysis of a company's financial statements,  management structure,  operations and product  development,  and considers factors affecting the industry of which the issuer is part.

     The portfolio manager considers overall and relative economic conditions in
U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager  currently  focuses on the factors  below (which may vary in  particular cases and may change over time), looking for:

     o  Stocks  of  small-,  medium-  and  large-cap  growth-oriented  companies worldwide.

     o Companies  that stand to benefit from global  growth trends at attractive valuations.

     o Businesses  with strong  competitive  positions and high demand for their products or services.

     o Cyclical  opportunities  in the business  cycle and sectors or industries that may benefit from those opportunities.

     In applying  these and other  selection  criteria,  the  portfolio  manager considers  the effect of  worldwide  trends on the  growth of  various  business sectors.  The trends, or global "themes,"  currently  considered include growing affluence  worldwide,  new  technologies,  the aging  population  and  corporate restructuring. The Fund does not invest a fixed or specific amount of its assets in any one sector, and these themes and this strategy may change over time.

     Who Is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital growth in their investment over the long term, from a fund that normally has substantial  investments in foreign  securities.  Those investors  should be willing to assume the risks of  short-term  share  price  fluctuations  that are typical for a fund  focusing on stock  investments  and  investments  in foreign securities.  Since the Fund does not invest with the goal of seeking income, and its current  income  will  likely be small,  it is not  designed  for  investors needing  an  assured  level  of  current  income.  The  Fund  is not a  complete investment program.

Main Risks of Investing in the Fund

     All  investments  carry risks to some degree.  The Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
There is also the risk that poor  security  selection  by the Manager will cause the Fund to underperform relative to other funds having a similar objective.

     However,  changes in the overall market prices of securities and the income they pay can occur at any time.  The share  prices of the Fund will change daily based on changes in market prices of  securities  and market  conditions  and in response to other economic events.

     RISKS OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their short-term  volatility at times may be great. Because the Fund currently invests primarily in common stocks,  the value of the Fund's  portfolio will be affected by changes in the stock  markets.  Market  risk will affect the Fund's net asset values per share,  which will  fluctuate  as the values of the Fund's  portfolio securities  change.  A variety of factors  can affect the price of a  particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different  stock markets may behave  differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  While the Fund can  invest  in  securities  of large and  medium-size companies,  it also buys stocks of smaller-size  companies,  which may have more volatile stock prices than larger companies.

     |X| Industry Focus. At times,  the Fund may increase the relative  emphasis of its investments in a particular  industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions,  government regulations, availability  of basic  resources  or supplies or other  events that affect that industry more than others.  To the extent that the Fund has greater  emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     |X| Risks of Growth  Investing.  Stocks of growth  companies,  particularly newer companies,  may offer  opportunities for greater capital  appreciation but may be more volatile than stocks of larger, more established  companies.  If the company's  earnings  growth or stock price fails to  increase as  expected,  the stock price of a growth company may decline sharply.

     |X|  Investing  in  Small-Cap  Stocks.  The  Fund  may  invest  in mid- and large-cap  companies,  and it may  invest  in  stocks  of  small-cap  companies.
Small-cap  growth  companies can include both  established and newer  companies.
While newer  growth  companies  might offer  greater  opportunities  for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

     Newer  small-cap  companies  may have limited  product lines or markets for their  products,  limited  access  to  financial  resources  and  less  depth in management skill than larger,  more established  companies.  Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty  selling a security of a  small-cap  issuer at an  acceptable  price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.  Also, it may take a  substantial  period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

     |X|  Investing  in  Special  Situations.  Periodically,  the Fund might use aggressive  investment  techniques.  These might include seeking to benefit from what  the  portfolio  manager  perceives  to be  "special  situations,"  such as mergers,  reorganizations,  restructurings  or other unusual events  expected to affect a particular  issuer.  However,  there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities.  The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

     |X|  Cyclical  Opportunities.  The Fund may also seek to take  advantage of changes in the business  cycle by investing in companies  that are  sensitive to those changes if the Manager believes they have growth potential. The Fund might sometimes  seek to take  tactical  advantage of short-term  market  movements or events affecting  particular issuers or industries.  There is a risk that if the event does not occur as  expected,  the value of the stock could fall,  which in turn could depress the Fund's share prices.

     |X| Risks of Foreign  Investing.  The Fund  expects  to invest  substantial amounts of its assets in foreign  securities.  While  foreign  securities  offer special investment opportunities, there are also special risks.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure  requirements  to which  U.S.  companies  are  subject.  The value of
foreign   investments   may  be  affected  by  exchange   control   regulations,
expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S. or abroad,  or other  political  and economic  factors.  These risks could cause the prices of foreign  stocks to fall and could  therefore  decrease the Fund's share prices.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect  what the  Manager and the Board of Trustees believe to be their fair value,  and the imposition of redemption fees, may help deter those activities.

     Special  Risks of Emerging  Markets.  While the Fund  currently  focuses on investing in developed markets such as the U.S., Canada,  Western Europe, Japan,
Australia and New Zealand, it can also invest in emerging or developing markets.
Securities  of issuers in emerging  and  developing  markets  may offer  special investment  opportunities,  but present risks not found in more mature  markets.
Those  securities may be more difficult to sell at an acceptable price and their prices  may be more  volatile  than  securities  of  issuers  in more  developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be very speculative.

     These  countries  might have less developed  trading markets and exchanges.
Emerging market  countries may have less developed legal and accounting  systems and  investments  may be subject to greater risks of government  restrictions on withdrawing  the sale  proceeds of  securities  from the  country.  Economics of developing countries may be more dependent on relatively few industries that may be  highly  vulnerable  to local and  global  changes.  Governments  may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

     |X| There are Special Risks in Using Derivative  Investments.  The Fund can
use derivatives to seek increased  returns or to try to hedge investment  risks.
In general terms,  a derivative  investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also, the  underlying  security or investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could  decline or the Fund could get less  income  than  expected.  The Fund has limits on the amount of particular  types of derivatives  it can hold.  However, using  derivatives  can cause the Fund to lose  money on its  investment  and/or increase the volatility of its share prices.

     How Risky is the Fund Overall?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term, domestic and foreign stock markets can be volatile,  and the prices of the Fund's shares can go up and down substantially.  The Fund does not  invest in debt  securities  to try to reduce  the  volatility  of its share prices.  The  Fund  generally  may be  less  volatile  than  funds  focusing  on investments in emerging  markets or small-cap  stocks,  but the Fund has greater risks than funds that focus solely on stocks and bonds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar  years and by showing how the average  annual total returns of the Fund's shares  compare to those of a broad-based  market index.  Because the
Fund's  Service  Shares and Class 4 shares are subject to a service  fee,  their performance  is  expected  to be lower for any given  period.  The  Fund's  past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

     Annual  Total  Returns  (as of  December  31 each  year) [See  appendix  to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized) for a calendar quarter was 36.93% (4th Qtr 99) and the lowest return
(not annualized) for a calendar quarter was -18.34% (3rd Qtr 02).

--------------------------------------------- ------------------- ---------------------------- ---------------------------

Average Annual Total Returns                                                                            10 Years
--------------------------------------------                                5 Years              (or life of class, if
for the periods ended December 31, 2007             1 Year        (or life of class, if less)            less)

--------------------------------------------- ------------------- ---------------------------- ---------------------------
--------------------------------------------- ------------------- ---------------------------- ---------------------------

Oppenheimer Global Securities Fund/VA               6.32%                   19.51%                       12.24%
Non-Service Shares (inception November 12,

1990)
--------------------------------------------- ------------------- ---------------------------- ---------------------------
--------------------------------------------- ------------------- ---------------------------- ---------------------------

Oppenheimer Global Securities Fund/VA               6.08%                   19.25%                       5.82%
Service Shares (inception July 13, 2000)

--------------------------------------------- ------------------- ---------------------------- ---------------------------
--------------------------------------------- ------------------- ---------------------------- ---------------------------

Oppenheimer Global Securities Fund/VA               6.34%                   21.15%                        n/a
Class 3 (inception May 1, 2003)

--------------------------------------------- ------------------- ---------------------------- ---------------------------
--------------------------------------------- ------------------- ---------------------------- ---------------------------

Oppenheimer Global Securities Fund/VA               6.06%                   14.72%                        n/a
Class 4 (inception May 3, 2004)

--------------------------------------------- ------------------- ---------------------------- ---------------------------
--------------------------------------------- ------------------- ---------------------------- ---------------------------

Morgan Stanley Capital International World           9.57                   17.53%                       7.45%
Index                                                                      18.00%(1)                    4.02%(3)
                                                                           14.92%(2)

--------------------------------------------- ------------------- ---------------------------- ---------------------------
(1)  From 4/30/03.
(2)  From 4/30/04.
(3)  From 6/30/00.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to Morgan Stanley  Capital  International  World
Index, an unmanaged index of equity  securities  listed on stock exchanges of 23 foreign  countries and the U.S. The index performance  includes  reinvestment of income but does not reflect  transaction  costs,  fees or  expenses.  The Fund's investments vary from those in the index.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends. There are no contingent deferred sales charges.
Please  refer to the  accompanying  prospectus  of the  participating  insurance company  for  information  on  initial or  contingent  deferred  sales  charges, exchange  fees or  redemption  fees for that  variable  life  insurance  policy, variable  annuity or other  investment  product.  Those charges and fees are not reflected in either of the tables below.

Shareholder Fees (fees paid directly from your investment)
                          (% of average daily net assets)

                Non-Service Shares Service Shares Class 3 Shares Class 4 Shares
Redemption Fee* None               None           1%*            1%*

     * The Fund  imposes a 1% fee on the  proceeds of Class 3 and Class 4 shares that are  redeemed  within  60 days of  their  purchase.  See  "How  Are  Shares
Redeemed?" below.

---------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------
                                            Non-Service     Service Shares    Class 3 Shares   Class 4 Shares
                                               Shares
----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------
Management Fees                                0.62%             0.62%            0.62%             0.62%
----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------
Distribution and Service (12b-1) Fees           N/A              0.25%             N/A              0.25%
----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------

Other Expenses                                 0.03%             0.02%            0.03%             0.03%

----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------

Total Annual Operating Expenses                0.65%             0.89%            0.65%             0.90%

----------------------------------------- ----------------- ---------------- ----------------- ----------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees to 0.35% per  fiscal  year,  for all four  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation  described  above.  The Fund also receives  certain  credits from the
Fund's custodian that,  during the fiscal year,  reduced its custodial  expenses for all four  classes  to less than  0.01% of average  daily net  assets.  After these, the "Other Expenses" and "Total Annual Operating  Expenses" were the same as shown above.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Non-Service Shares                             $67               $209              $363              $813

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $91               $285              $495             $1,101

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Class 3 Shares                                 $67               $209              $363              $813

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Class 4 Shares                                 $92               $288              $501             $1,113

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among different types of investments will vary over time based on the Manager's  evaluation of economic and market trends. The Fund's portfolio might not always  include all of the different  types of  investments  described
below.   The  Statement  of  Additional   Information   contains  more  detailed
information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial percentage  of the stock of any one  company  and by not  investing  too great a percentage  of the  Fund's  assets in any one  issuer.  Also,  the Fund does not concentrate  25% or more of its  total  assets in any one  industry  or group of industries.

     However,  changes in the overall market prices of securities and any income they might pay can occur at any time.  The share  prices of the Fund will change daily based on changes in market prices of securities and market  conditions and in response to other economic events.

     |X|  Stock  Investments.  The  Fund  invests  primarily  in  a  diversified portfolio of common stocks (and may buy other equity securities) of issuers that may be of large,  medium or small size. Equity securities include common stocks, preferred  stocks and  securities  convertible  into common  stock.  The Manager considers some convertible  securities to be "equity equivalents" because of the conversion  feature  and in that  case  their  rating  has  less  impact  on the
Manager's  investment  decision  than in the  case  of  other  debt  securities.
Nevertheless, convertible debt securities are subject to both "credit risk" (the risk  that the  issuer  will not pay  interest  or repay  principal  in a timely manner) and  "interest  rate risk" (the risk that prices of the security will be affected  inversely by changes in prevailing  interest rates).  If the Fund buys convertible securities, it will focus primarily on investment-grade securities.

     Growth Stock Investments.  The Fund's investments  include common stocks of foreign and domestic  companies that the Manager believes have growth potential.
Growth companies can be new or established  companies that may be developing new products or  services  that have  relatively  favorable  prospects,  or that are expanding into new and growing markets.  Current  examples include  companies in the fields of telecommunications, computer software and new consumer products.

     Growth   companies  may  be  applying  new  technology,   new  or  improved
distribution  techniques  or  developing  new services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic  factors in a more profitable way than competitors.

     Growth  companies  tend to  retain  a  large  part of  their  earnings  for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends, and may not pay any dividends for some time.
They are  selected  for the Fund's  portfolio  because the Manager  believes the price of their stock will  increase over the long term.  However,  growth stocks may be more  volatile  than other  stock  investments.  They may lose favor with investors if the issuer's business plans do not produce the expected results, or if growth  investing  falls out of favor with  investors.  Growth  stocks may be subject to more volatility  because of investor  speculation  about the issuer's prospects.

     |X| Foreign  Securities.  The foreign  securities  the Fund can buy include stocks and other equity  securities of companies  organized  under the laws of a foreign country or companies that have a substantial portion of their operations or assets  abroad,  or derive a substantial  portion of their revenue or profits from  businesses,  investments  or sales  outside  the U.S.  Foreign  securities include  securities  traded  primarily  on foreign  securities  exchanges  or in foreign  over-the-counter  markets.  Though not a principal investment strategy, the  Fund  can  also  buy  debt  securities  issued  by  foreign  companies  and governments, as described in the Fund's Statement of Additional Information.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the Internal  Revenue Code and the  Investment  Company Act of 1940,  as amended that apply to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental policy.  Investment restrictions that are fundamental policies are listed in the  Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of Additional
Information says that it is.

     Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies  described  below.  The Fund might not always use all of them. These  techniques have risks,  although some of them are designed to help reduce overall investment or market risks.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted  securities but is not  required  to sell them due to declines  in the Fund's  share  price.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X|  Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative" investments.  In general terms, a derivative investment is an investment  contract whose value depends on (or is derived from) the value of
an  underlying   asset,   interest  rate  or  index.   In  the  broadest  sense,
exchange-traded  options,  futures contracts,  and other hedging instruments the
Fund might use may be considered "derivative  investments." In addition to using hedging instruments,  the Fund can use other derivative investments because they offer the potential for increased income and principal value.

     Derivatives have risks.  Markets,  underlying  securities and indices might move in a direction  not  anticipated  by the Manager.  Interest  rate and stock market  changes in the U.S. and abroad may also  influence  the  performance  of derivatives.  If the issuer of the  derivative  does not pay the amount due, the
Fund  can  lose  money on the  investment.  Also,  the  underlying  security  or investment on which a derivative is based,  and the derivative  itself,  may not perform the way the Manager  expected it to perform.  As a result of these risks the Fund  could  realize  less  principal  or income  from the  investment  than expected.  If that  happens,  the Fund's  share prices  could  decline.  Certain derivative investments held by the Fund may be illiquid.

     |X|  Hedging.  The  Fund  can  buy  and  sell  forward  contracts,  futures
contracts,  and  put  and  call  options,   including  options  on  futures  and
broadly-based securities indices as well as other derivative instruments.  These are all  referred  to as "hedging  instruments."  The Fund does not use them for speculative  purposes  and is not required to hedge to seek its  objective.  The
Fund has limits on its use of hedging  instruments  and  currently  does not use them to a significant degree.

     The Fund could buy and sell  options,  futures and forward  contracts for a number  of  purposes.  It  might  do so to try to  manage  its  exposure  to the possibility  that the prices of its  portfolio  securities  may  decline,  or to establish a position in the  securities  market as a  temporary  substitute  for purchasing individual  securities.  It might do so to try to manage its exposure to  changing  interest  rates.  Forward  contracts  can be used to try to manage foreign currency risks on the Fund's foreign investments.

     Options  trading  involves  the  payment of  premiums  and has  special tax effects  on the  Fund.  There  are  also  special  risks in  particular  hedging strategies.  For example,  if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment  at the call price and will not be able to realize  any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be  required  to buy the  underlying  security  at a disadvantageous price.

     If the Manager used a hedging instrument at the wrong time or judged market conditions  incorrectly,  the strategy could reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options positions were not  correlated  with its other  investments or if it could not close out a position because of an illiquid market.

     |X| Repurchase  Agreements.  The Fund can enter into repurchase agreements.
In a repurchase  transaction,  the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase  agreements  must be fully  collateralized.  However,  if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience  losses if there is any delay in its ability to do so. There is no  limit on the  amount  of the  Fund's  net  assets  that  may be  subject  to repurchase agreements of seven days or less.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     |X|  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part of the  Oppenheimer  Family of Funds. It invests  in a variety  of  short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be  because  of the wide  variety  of  instruments  that fund  holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of  investments  that would
provide  liquidity.  As  a  shareholder,   the  Fund  will  be  subject  to  its
proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Fund's  advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
0.72% of the next $200  million,  0.69% of the next $200  million,  0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The
Fund's  management fee for its fiscal year ended December 31, 2007, was 0.62% of the Fund's average annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X| Portfolio Manager.  The portfolio manager of the Fund is Rajeev Bhaman.
He is the person  principally  responsible for the day-to-day  management of the
Fund's portfolio.

     Mr.  Bhaman,  CFA, is a Vice President of the Fund and has been a portfolio manager of the Fund  since  August  2004.  He has been a Vice  President  of the
Manager  since  January  1997 and is an officer and  portfolio  manager of other portfolios  in the  OppenheimerFunds  complex.  Prior to joining  the Manager in
1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc.,  concentrating  on
Asian research and research sales.

     The Statement of Additional  Information  provides  additional  information about the Portfolio  Manager's  compensation,  other accounts he manages and his ownership of the Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE Fund

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other  investment  product.  That prospectus will indicate which share class you may be eligible to purchase.  The Fund reserves the right to refuse any purchase order when the Manager  believes  it would be in the Fund's best  interest to do
so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio manager maintains in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the  insurance  company,  generally  by 9:30 a.m.  Eastern Time on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares.  The Fund currently offers four different classes of shares.  The classes of shares  designated as Service  Shares and Class 4 Shares are subject to a  distribution  and service plan.  The impact of the expenses of that plan on Service Shares and Class 4 Shares is described  below.  The classes of shares that are not subject to a plan are  designated as  Non-Service  Shares and Class 3 Shares.  The  classes of shares  represent  investments  in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares and Class 4 Shares.  The
Fund has adopted a Distribution  and Service Plan for Service Shares and Class 4
Shares  to pay the  Distributor  for  distribution  related  services,  personal services  and  account  maintenance  for the Fund's  Service  Shares and Class 4
Shares.  Under the Plan,  payments are made quarterly at an annual rate of up to
0.25% of the average  annual net assets of Service  Shares and Class 4 Shares of the Fund.  Because  these fees are paid out of the Fund's  assets on an on-going basis,  over time these fees will increase the cost of your  investment  and may cost you  more  than  other  types of fees or  sales  charges.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares and Class
4 Shares.  The impact of the service plan is to increase  operating  expenses of the  Service  Shares  and Class 4 Shares,  which  results  in lower  performance compared to the Fund's shares that are not subject to a service fee.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

     Shares may be "redeemed in kind" under certain limited  circumstances (such as  redemptions  of  substantial  amounts  of shares by  shareholders  that have consented to such in kind redemptions).  This means that the redemption proceeds will be paid to the participating insurance companies that hold Fund shares with liquid securities from the Fund's portfolio. If the Fund redeems shares in kind, the accounts may bear transaction  costs and market risks until such time as the securities are converted into cash.

     The Fund imposes a 1% redemption fee on the proceeds of Class 3 and Class 4 shares that are redeemed within 60 days of their purchase. The redemption fee is collected by the  participating  insurance  company and paid to the Fund.  It is intended to help offset the trading,  market impact,  and  administrative  costs associated with short-term money movements into and out of the Fund, and to help deter excessive  short term trading.  The redemption fee will only be imposed if the  number of Class 3 or Class 4 shares  you  redeem is more than the number of
Class 3 or Class 4 shares that you have held for more than 60 days.  Shares held the longest will be redeemed first.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis. Dividends will generally be lower for Service  Shares and Class 4 shares,  which  normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for its Non-Service, Service and Class 3 Shares for
the past five fiscal years and since  inception for its Class 4 Shares.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,         2007                2006                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     36.79         $     33.38         $     29.51     $     25.08     $     17.70
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .45 1               .43 1               .32 1           .26 1           .19
Net realized and unrealized gain                    1.69                5.20                3.85            4.49            7.34
                                             --------------------------------------------------------------------------------------
Total from investment operations                    2.14                5.63                4.17            4.75            7.53
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                (.50)               (.36)               (.30)           (.32)           (.15)
Distributions from net realized gain               (1.83)              (1.86)                 --              --              --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                     (2.33)              (2.22)               (.30)           (.32)           (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     36.60         $     36.79         $     33.38     $     29.51     $     25.08
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.32%              17.69%              14.31%          19.16%          43.02%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $ 2,193,638         $ 2,297,315         $ 2,124,413     $ 2,518,867     $ 2,280,752
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 2,302,726         $ 2,189,511         $ 2,123,523     $ 2,451,188     $ 1,751,226
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               1.21%               1.27%               1.08%           1.01%           0.99%
Total expenses                                      0.65% 4,5,6         0.66% 4,5,6         0.67% 5         0.66% 5         0.67% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               18%                 21%                 35%             30%             34%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007    0.65%
      Year Ended December 31, 2006    0.66%

     5. Reduction to custodian expenses less than 0.005%.

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,             2007                2006                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     36.49         $     33.16         $     29.33     $     24.96     $     17.61
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .33 1               .33 1               .24 1           .20 1           .12
Net realized and unrealized gain                    1.72                5.16                3.84            4.46            7.36
                                             --------------------------------------------------------------------------------------
Total from investment operations                    2.05                5.49                4.08            4.66            7.48
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                (.44)               (.30)               (.25)           (.29)           (.13)
Distributions from net realized gain               (1.83)              (1.86)                 --              --              --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions
  to shareholders                                  (2.27)              (2.16)               (.25)           (.29)           (.13)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     36.27         $     36.49         $     33.16     $     29.33     $     24.96
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.08%              17.36%              14.06%          18.88%          42.86%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $ 1,300,989         $   983,558         $   557,284     $   346,403     $   168,739
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 1,180,656         $   750,499         $   413,849     $   247,490     $    91,800
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               0.91%               0.98%               0.79%           0.77%           0.68%
Total expenses                                      0.89% 4,5,6         0.91% 4,5,6         0.92% 5         0.91% 5         0.93% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               18%                 21%                 35%             30%             34%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007    0.89%
      Year Ended December 31, 2006    0.91%

     5. Reduction to custodian expenses less than 0.005%.

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

CLASS 3 SHARES  YEAR ENDED DECEMBER 31,             2007                2006                2005            2004            2003 1
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     36.99         $     33.55         $     29.65     $     25.19     $     17.55
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .45 2               .43 2               .32 2           .26 2           .07
Net realized and unrealized gain                    1.71                5.23                3.88            4.52            7.57
                                             --------------------------------------------------------------------------------------
Total from investment operations                    2.16                5.66                4.20            4.78            7.64
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                (.50)               (.36)               (.30)           (.32)             --
Distributions from net realized gain               (1.83)              (1.86)                 --              --              --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                     (2.33)              (2.22)               (.30)           (.32)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     36.82         $     36.99         $     33.55     $     29.65     $     25.19
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  6.34%              17.69%              14.34%          19.19%          43.53%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   361,621         $   395,901         $   346,064     $   265,044     $   147,576
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $   391,270         $   369,406         $   296,252     $   199,388     $    80,579
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               1.22%               1.26%               1.06%           1.00%           0.73%
Total expenses                                      0.65% 5,6,7         0.66% 5,6,7         0.67% 6         0.66% 6         0.68% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               18%                 21%                 35%             30%             34%

     1. For the period from May 1, 2003  (inception of offering) to December 31,
2003.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

     Year Ended December 31, 2007     0.65%
     Year Ended December 31, 2006     0.66%

     6. Reduction to custodian expenses less than 0.005%.

     7. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS 4 SHARES  YEAR ENDED DECEMBER 31,                        2007                2006                2005            2004 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     36.49         $     33.15         $     29.35     $     25.21
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .34                 .34                 .24             .09
Net realized and unrealized gain                               1.70                5.16                3.84            4.05
                                                        ----------------------------------------------------------------------
Total from investment operations                               2.04                5.50                4.08            4.14
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.42)               (.30)               (.28)             --
Distributions from net realized gain                          (1.83)              (1.86)                 --              --
                                                        ----------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (2.25)              (2.16)               (.28)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     36.28         $     36.49         $     33.15     $     29.35
                                                        ======================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             6.06%              17.40%              14.05%          16.42%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $   123,542         $   114,232         $    90,604     $    37,384
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   122,385         $   100,973         $    61,380     $    19,774
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          0.93%               1.00%               0.79%           0.53%
Total expenses                                                 0.90% 5,6,7         0.91% 5,6,7         0.93% 6         0.94% 6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          18%                 21%                 35%             30%

     1. For the period from May 3, 2004  (inception of offering) to December 31,
2004.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007    0.90%
      Year Ended December 31, 2006    0.91%

     6. Reduction to custodian expenses less than 0.005%.

     7. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     For More Information on Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following  additional  information  about the Fund is available without charge upon request:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Statement of  Additional  Information  This  document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  prospectus  (which means it is legally part of this prospectus).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How to Get More Information
--------------------------------------------------------------------------------

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
--------------------------------------------------------------------------------
Denver, Colorado 80217-5270
--------------------------------------------------------------------------------

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

--------------------------------------------------------------------------------

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-4108                     [logo]    OppenheimerFunds
PR0485.001.0408                                                Distributor, Inc.
Printed on recycled paper.

                         Appendix to prospectus of
                    Oppenheimer Global Securities Fund/VA
                (a series of Oppenheimer Variable Account Funds)

     Graphic  material   included  in  the  prospectus  of  Oppenheimer   Global
Securities  Fund/VA (the "Fund")  under the heading  "Annual Total Return (as of
December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

        Calendar Year Ended                    Annual Total Returns

              12/31/98                                14.11%
              12/31/99                                58.48%
              12/31/00                                 5.09%
              12/31/01                                -12.04%
              12/31/02                                -22.13%
              12/31/03                                43.02%
              12/31/04                                19.16%
              12/31/05                                14.31%
              12/31/06                                17.69%
              12/31/07                                 6.32%

Oppenheimer
High Income Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer  High Income  Fund/VA is a mutual fund that seeks high  current income by investing mainly in high-yield,  lower-rated  fixed-income securities.
Shares of the Fund are sold only as the underlying  investment for variable life insurance  policies,  variable  annuity  contracts and other  insurance  company separate  accounts.  A prospectus  for the  insurance  product you have selected accompanies  this prospectus and explains how to select shares of the Fund as an investment  under that  insurance  product,  and  whether  you are  eligible  to purchase.  This  prospectus  contains  important  information  about the  Fund's
objective,   investment  policies,   strategies  and  risks.  Please  read  this
prospectus (and your insurance product  prospectus)  carefully before you invest and keep them for future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                        (OppenheimerFunds Logo)

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            INVESTING IN THE FUND

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What Is the Fund's Investment Objective?  The Fund's objective is to seek a high level of current income by investing  mainly in a diversified  portfolio of high-yield,  lower-grade,  fixed-income  securities  that the Fund's  investment manager, OppenheimerFunds, Inc. (the "Manager"), believes does not involve undue risk.

     What Does the Fund  Mainly  Invest  In?  The Fund  invests  in a variety of high-yield,  fixed-income securities and related instruments.  These investments primarily include:

o        Lower-grade corporate bonds.
o        Foreign corporate and government bonds.
o        Swaps, including single name and index-linked credit default swaps.

     Under normal market conditions,  the Fund invests at least 65% of its total assets in high-yield,  lower-grade,  fixed-income  securities,  commonly  called
"junk" bonds. Lower-grade debt securities are those rated below "Baa" by Moody's
Investors Service ("Moody's") or "BBB" by Standard & Poor's Ratings Services
("S&P")  or  comparable  ratings  by  other   nationally-recognized   rating
organizations (or, if unrated,  debt securities  determined by the Manager to be comparable to securities  rated below investment  grade).  See Appendix A to the
Statement  of  Additional   Information  for  a  description  of  bond  ratings.
Investments  in  high-yield  securities  may provide  opportunities  for capital growth while also providing income to the Fund.

     The  remainder  of  the  Fund's  assets  may  be  invested  in  other  debt securities,  common  stocks  (and  other  equity  securities),  or  cash or cash equivalents when the Manager believes these  investments are consistent with the
Fund's objectives.

     The Fund may invest in securities of foreign  issuers.  The Fund  currently focuses on debt  securities of foreign  issuers in developed  markets.  The Fund also uses certain  derivative  investments to try to enhance income or to try to manage  investment  risks.  These investments are more fully explained in "About the Fund's Investments," below.

     How Do the  Portfolio  Managers  Decide What  Securities to Buy or Sell? In
selecting  securities for the Fund,  the overall  strategy is to build a broadly diversified  portfolio  to help  moderate  the  special  risks of  investing  in high-yield debt instruments.  The portfolio managers currently use a "bottom up"
approach,   focusing  on  the  performance  of  individual   securities   before
considering  industry  trends.  They evaluate an issuer's  liquidity,  financial strength and earnings  power.  The Fund's  portfolio  managers  also analyze the
overall  investment   opportunities  and  risks  in  different  market  sectors, industries and countries.  The Fund's portfolio managers consider some or all of the factors below (which may change over time):

     o Issuers with  earnings  growth rates that are faster than the growth rate of the overall economy,

     o Issuers with  improvements  in relative  cash flows and liquidity to help them meet their obligations,

     o Corporate  sectors that in the  portfolio  managers'  views are currently undervalued in the marketplace,

     o Changes in the business cycle that might affect corporate profits, and

     o Securities or sectors that will help the overall  diversification  of the portfolio.

     The portfolio  managers  monitor  changes in the factors listed above.  Any changes may trigger a decision to sell a security.

     Who Is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking high current income from a portfolio that invests mainly in lower-grade domestic and foreign fixed-income securities. Those investors should be willing to assume the greater risks of short-term share price  fluctuations and the special credit risks that are typical for a fund that invests  mainly in  lower-grade  domestic and  foreign  fixed-income  securities.  Since  the  Fund's  income  level  will fluctuate,  it is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment.  However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  carry risks to some degree.  The Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
There is also the risk that poor  security  selection  by the Manager will cause the Fund to underperform other funds having similar objectives.

     |X| Credit Risk.  Debt  securities are subject to credit risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that  security and of the Fund's shares might be reduced.  The Fund's  investments in debt securities,  particularly  high-yield, lower-grade debt securities,  are subject to risks of default. A downgrade in an issuer's  credit  rating or other  adverse  news  about an issuer  can  reduce a security's market value.

     |_| Special Risks of  Lower-Grade  Securities.  Because the Fund can invest without limit in securities below investment  grade, the Fund's credit risks are
greater  than  those  of  funds  that  buy  only  investment-grade   securities.
Lower-grade  debt securities may be subject to greater market  fluctuations  and greater  risks  of loss of  income  and  principal  than  investment-grade  debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater  risk that the issuers of those  securities  might not meet their  debt  obligations.  The  market for  lower-grade  securities  may be less liquid,  especially during times of economic distress, and therefore they may be harder to value and to sell at an acceptable  price.  These risks can reduce the
Fund's share prices and the income it earns.

     To the  extent  that a fund  invests  significantly  in high  yield  bonds, because those securities may be traded infrequently, investors may seek to trade fund shares  based on their  knowledge  or  understanding  of the value of those types of securities (this is sometimes  referred to as "price  arbitrage").  The
Fund imposes a 1% redemption  fee in certain  circumstances  to attempt to deter such price  arbitrage.  Such price  arbitrage,  if otherwise  successful,  might interfere  with the  efficient  management  of a fund's  portfolio  to a greater degree than would be the case for funds that  invest in more liquid  securities, because the fund may have  difficulty  selling those  securities at advantageous times or prices to satisfy the  liquidity  requirements  created by large and/or frequent  trading  activity.  Successful  price arbitrage  activities might also dilute the value of fund shares held by other shareholders.

     |X|  Interest  Rate  Risks.  The values of debt  securities  are subject to change when  prevailing  interest  rates change.  When interest  rates fall, the values of  already-issued  debt  securities  generally rise. When interest rates rise, the values of already-issued debt securities  generally fall, and they may sell at a discount from their face amount.  The magnitude of these  fluctuations will often be greater for longer-term  debt securities  than  shorter-term  debt securities.  At times the Fund's  average  portfolio  maturity may be relatively long-term.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's  investments  in debt  securities.  Also, if interest rates fall,  the Fund's  investments in new securities at lower yields will reduce the Fund's income.

     |X| Risks of Foreign  Investing.  The Fund can  invest  its assets  without limit in foreign debt  securities  and can buy  securities  of  governments  and companies  in  both  developed  markets  and  emerging  markets.  While  foreign securities offer special investment opportunities,  there are also special risks that can reduce the Fund's share prices and returns.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign currency or of derivative  instruments  linked to that foreign currency.
Currency rate changes can also affect the  distributions the Fund makes from the income it receives  from foreign  securities.  Foreign  investing  can result in higher  transaction  and operating  costs for the Fund.  Foreign issuers are not subject to the same accounting and disclosure  requirements that U.S.  companies are  subject  to. The value of foreign  investments  may be affected by exchange control  regulations,  expropriation or  nationalization  of a company's assets, foreign taxes,  delays in settlement of  transactions,  changes in  governmental economic  or  monetary  policy in the U.S.  or abroad,  or other  political  and economic factors.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value,  and the  imposition of redemption  fees, may help deter those activities.

     |X| Risks in Using Derivative Investments.  The Fund can use derivatives to seek increased income or to try to hedge  investment  risks. In general terms, a derivative  investment's  value  depends on (or is derived from) the value of an underlying asset, interest rate or index. Options,  futures,  swaps,  structured notes and certain  mortgage-related  securities are examples of derivatives  the
Fund can use.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also,  the  underlying  investment  on which the derivative is based,  and the derivative  itself,  might not perform the way the
Manager expected it to perform.  If that happens,  the Fund's share prices could decline and the Fund could receive less income than expected.  Some  derivatives may be illiquid, making it difficult to value them or sell them at an acceptable price. Using derivatives can increase the volatility of the Fund's share prices.

     How Risky is the Fund Overall?  The risks described above collectively form the  risk  profile  of the  Fund,  and  can  affect  the  value  of  the  Fund's investments,  its investment  performance  and its price per share.  These risks mean that you can lose money by  investing  in the Fund.  When you  redeem  your shares,  they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment  objective.  Debt securities are subject to credit and  interest  rate risks that can affect their values and the share prices of the Fund. In the short term,  the values of high-yield  debt securities  can  fluctuate  substantially  because of interest  rate changes and perceptions about the high-yield market among investors.  Defaults by issuers of lower-grade  securities could reduce the Fund's income and share prices. Foreign debt  securities  can be volatile,  and the price of the Fund's shares can go up and down  substantially  because of events affecting foreign markets or issuers.
The Fund is likely to be more  volatile and has more risks than funds that focus on investing in U.S. government securities and investment-grade bonds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from year to year for the last ten calendar years and by showing how the average annual  total  returns of the Fund's  shares  compare to those of a  broad-based market index.  Because the Fund's  Service Shares and Class 4 shares are subject to a  service  fee,  their  performance  is  expected  to be lower for any given period.  Because Class 3 and Class 4 shares were recently made available, a full calendar year of performance  information is not yet available.  The Fund's past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

Annual Total Returns (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  for a calendar  quarter was 8.88% (2nd Q '03) and the lowest return
(not annualized) for a calendar quarter was -7.12% (3rd Q '98).

------------------------------------------------ ------------------ ------------------------- ------------------------

Average Annual Total Returns                          1 Year                5 Years                  10 Years
for the periods ended December 31, 2007             (or life of                                (or life of class, if
                                                  class, if less)                                      less)

------------------------------------------------ ------------------ ------------------------- ------------------------
------------------------------------------------ ------------------ ------------------------- ------------------------
Oppenheimer High Income Fund/VA

Non-Service Shares (inception 4/30/86)                -0.10%                 8.60%                     4.23%

------------------------------------------------ ------------------ ------------------------- ------------------------
------------------------------------------------ ------------------ ------------------------- ------------------------
Oppenheimer High Income Fund/VA

Service Shares (inception 9/18/01)                    -0.47%                 8.34%                     6.40%

------------------------------------------------ ------------------ ------------------------- ------------------------
------------------------------------------------ ------------------ ------------------------- ------------------------

Oppenheimer High Income Fund/VA
Class 3 shares (inception 5/1/07)                     -3.39%                 N/A(1)                   N/A(1)

------------------------------------------------ ------------------ ------------------------- ------------------------
------------------------------------------------ ------------------ ------------------------- ------------------------

Oppenheimer High Income Fund/VA
Class 4 shares (inception 5/1/07)                     -3.51%                 N/A(1)                   N/A(1)

------------------------------------------------ ------------------ ------------------------- ------------------------
------------------------------------------------ ------------------ ------------------------- ------------------------

Merrill Lynch High Yield Master Index                  2.17%                 10.57%                    5.80%
                                                     -1.79%(3)                                       9.12%(2)

------------------------------------------------ ------------------ ------------------------- ------------------------

     1.  Class 3 and Class 4 shares are new  classes  of shares and  performance data for the period specified is not available.

     2. From 9/30/01.

     3. From 4/30/07.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to the Merrill Lynch High Yield Master Index, an unmanaged index of U.S.  corporate and government bonds that is a measure of the performance  of the  high-yield  corporate  bond market.  The index  performance includes  reinvestment of income but does not reflect transaction costs, fees or expenses. The Fund's investments vary from those in the index.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's  expenses  during its fiscal year ended  December  31, 2007, except the numbers for Class 3 and Class 4 shares,  which  reflect the estimated expenses for those classes' first full fiscal year, on an annualized basis.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends. There are no contingent deferred sales charges.
Please  refer to the  accompanying  prospectus  of the  participating  insurance company  for  information  on  initial or  contingent  deferred  sales  charges, exchange  fees or  redemption  fees for that  variable  life  insurance  policy, variable  annuity or other  investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------------------------------------- ----
Shareholder Fees (fees paid directly from your investment)
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------------- ----
------------------------ ---------------------- ---------------------- ----------------------- ---------------------

                         Non-Service Shares     Service Shares         Class 3 Shares          Class 4 Shares

------------------------ ---------------------- ---------------------- ----------------------- ---------------------
------------------------ ---------------------- ---------------------- ----------------------- ---------------------
Redemption Fee*          None                   None                   1%*                     1%*
------------------------ ---------------------- ---------------------- ----------------------- ---------------------

     * The Fund  assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed within 60 days of their purchase.

     See "How Are Shares Redeemed?" below.

---------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------
                                            Non-Service     Service Shares    Class 3 Shares   Class 4 Shares
                                               Shares
----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------
Management Fees                                0.72%             0.72%            0.72%             0.72%
----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------
Distribution and Service (12b-1) Fees           None             0.25%             None             0.25%
----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------

Other Expenses                                 0.03%             0.04%            0.04%             0.08%

----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------

Acquired Fund Fees and Expenses(1)             0.01%             0.01%            0.01%             0.01%

----------------------------------------- ----------------- ---------------- ----------------- ----------------
----------------------------------------- ----------------- ---------------- ----------------- ----------------

Total Annual Operating Expenses                0.76%             1.02%            0.77%             1.06%

----------------------------------------- ----------------- ---------------- ----------------- ----------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees to 0.35% per  fiscal  year,  for all four  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation described above.

     The Fund also  receives  certain  credits from the Fund's  custodian  that, during the fiscal year,  reduced its custodial expenses for all share classes by
0.01% of average daily net assets.  After these waivers and credits,  the actual
"Other  Expenses"  as  percentages  of average  daily net assets  were 0.02% for
Non-Service  Shares,  0.03% for Service  Shares,  0.03% for Class 3 shares,  and
0.07% for Class 4 shares and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.74% for  Non-Service  Shares,  1.00% for Service
Shares, 0.75% for Class 3 shares, and 1.04% for Class 4 shares.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
Oppenheimer Institutional Money Market Fund.

     1.  "Acquired  Fund  Fees and  Expenses"  are fees  and  expenses  incurred indirectly  by the Fund with respect to the Fund's  investments  in  Oppenheimer
Institutional  Money Market Fund. The calculation of the "Acquired Fund Fees and
Expenses" is based on the total annual expense ratios,  without giving effect to any fee waivers or  reimbursements,  of the Acquired Funds that the Fund held in its  portfolio  during its most recent fiscal year.  Any material  change in the
Fund's allocations to Acquired Funds might increase or decrease those expenses.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Non-Service Shares                             $ 78              $244              $424              $946

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $105              $326              $566             $1,254

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Class 3 shares                                 $79               $247              $429              $958

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Class 4 shares                                 $109              $339              $588             $1,301

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among different types of investments will vary over time based upon the Manager's  evaluation  of economic and market  trends.  However,  under normal  market  conditions,  the  Fund  emphasizes  investments  in  high-yield, lower-grade,  fixed-income  securities.  A  fixed-income  or  debt  security  is essentially a loan by the buyer to the issuer of the debt  security.  The issuer promises  to pay back  the  principal  amount  of the  loan  and  normally  pays interest, at a fixed or variable rate, on the debt while it is outstanding.  The debt  securities  the Fund  buys may be rated by  nationally  recognized  rating organizations or they may be unrated securities assigned an equivalent rating by the Manager.  The Fund has no  requirements as to the range of maturities of the debt securities it can buy or as to the market  capitalization of the issuers of those securities.

     The Fund can invest in other debt securities, as well as common stocks (and other equity  securities),  or cash or cash equivalents when consistent with the
Fund's goals. The Fund's portfolio might not always include all of the different types of investments  described below.  The Statement of Additional  Information contains  more detailed  information  about the Fund's  investment  policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial amount  of  securities  of any  one  issuer  and by not  investing  too  great a percentage  of the  Fund's  assets in any one  issuer.  Also,  the Fund does not concentrate  25% or more of its total assets in the securities of issuers in any one industry or the securities of any one foreign government.  However,  changes in the overall  market prices of securities and the income they pay can occur at any time.  The share  prices and yield of the Fund will  change  daily  based on changes in market prices of securities and market  conditions and in response to other economic events.

     |X| High-Yield,  Lower-Grade Fixed-Income  Securities.  Under normal market conditions  the Fund  invests  at least 65% of its total  assets in  high-yield, lower-grade,  fixed-income  securities  of U.S. and foreign  issuers,  including
bonds,  debentures,   notes,  preferred  stock,  loan  participation  interests,
"structured"  notes,  commercial  mortgage-backed  securities,  and asset-backed securities, among others, to seek high current income. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment  grade. The Fund can invest in securities rated as low as "C" or "D", in unrated  bonds or bonds  which are in default at the time the Fund buys them.
While  securities  rated  "Baa" by Moody's or "BBB" by  S&P  are  considered
"investment grade," they have some speculative characteristics.

     |X|  Foreign  Debt  Securities.  The Fund can buy a variety  of  securities issued  by  foreign  governments  and  companies,  as well  as  "supra-national"
entities,  such as the World  Bank.  The Fund's  foreign  investments  primarily include bonds,  debentures  and notes.  The Fund's  foreign  investments  can be denominated in U.S. dollars or in foreign currencies.

     |_|  Special  Risks of Emerging  Markets.  The Fund can buy  securities  in emerging and developing markets.  Investments in these markets present risks not found in more mature markets.  These  securities might be more difficult to sell at an acceptable  price and their prices may be more volatile than securities of developed market issuers. Settlements of trades may be subject to greater delays so that the Fund may not  receive  the  proceeds  of a sale of a  security  on a timely basis.

     |X|  Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative" investments.  Options, futures, swaps, "structured" notes, and certain mortgage-related securities are examples of "derivative" investments the Fund can use.  In  addition to using some  derivatives  to hedge  investment risks, the Fund can use derivative  investments because they offer the potential for increased  income and principal value.  Some derivative  investments held by the Fund may be illiquid.

     |_| Credit Default  Swaps.  The Fund may enter into credit default swaps. A credit  default  swap  enables an investor to buy or sell  protection  against a credit event, such as an issuer's failure to make timely payments of interest or principal,  bankruptcy  or  restructuring.  The  terms  of  the  instrument  are generally negotiated by the Fund and the swap counterparty.

     If the Fund buys credit  protection  using a credit  default swap, the Fund will make fixed payments to the counterparty. If a credit event occurs, the Fund will deliver the defaulted bonds  underlying the swap and the swap  counterparty will pay the par amount of the bonds. If the Fund sells credit  protection using
a  credit   default  swap,  the  Fund  will  receive  fixed  payments  from  the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap  counterparty  will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted  bonds, and the fixed payments are then made on the reduced notional amount.

     Credit  default  swaps are  subject  to  counterparty  credit  risk (if the counterparty  fails to meet its obligations).  They are subject to the risk that the Fund will not  properly  assess the cost of the  instrument.  If the Fund is selling  credit  protection,  there is a risk that a credit event will occur and that the Fund  will  have to pay par value on  defaulted  bonds.  If the Fund is buying  credit  protection,  there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

     |_|  "Structured"  Notes. The Fund can buy  "structured"  notes,  which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an underlying  asset,  such as an equity or debt security,  currency, or commodity,  or non-asset reference,  such as an interest rate or index.  The terms of the instrument may be "structured" by the purchaser
(the Fund) and the borrower issuing the note.

     The values of these  notes will fall or rise in  response to changes in the values of the underlying asset or reference. They are subject to both credit and interest  rate risks and  therefore  the Fund could receive more or less than it originally invested when the notes mature. Their values may be very volatile and they may have a limited  trading  market,  making it  difficult  for the Fund to value them or sell them at an acceptable price.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the Internal  Revenue Code and the  Investment  Company Act of 1940,  as amended
("Investment Company Act") that apply to publicly sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental policy.  Investment restrictions that are fundamental policies are listed in the  Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of Additional
Information says that it is.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always  use all of them.  These  techniques  involve  risks,  although  some are designed to help reduce overall investment or market risks.

     |X|  Common  Stocks  and Other  Equity  Securities.  The Fund can invest in common  stocks and other  equity  securities,  including  warrants  and  rights, preferred  stock and  convertible  securities,  when  consistent with the Fund's objective.  Preferred  stock is  considered a debt  security for purposes of the
Fund's  policy  of  investing  65% or more of its  assets  in  lower-grade  debt securities. Unlike common stock, preferred stock typically has a stated dividend rate.  When  interest  rates rise,  the value of preferred  stock having a fixed dividend  rate tends to fall.  The rights to payment of  dividends  on preferred stock  generally  is  subordinate  to the rights to payment on a company's  debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative.

     |_| Special  Risks of Investing  in Equity  Securities.  Equity  securities fluctuate in price and their short-term volatility at times may be great. To the extent  that the Fund  invests  in equity  securities,  the value of the  Fund's portfolio  will be  affected by changes in the stock  markets.  The value of the
Fund's shares will  fluctuate as the values of the Fund's  portfolio  securities change.  The prices of individual  stocks do not all move in the same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each  other.  In  addition  to market  risk,  other  factors  can  affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in government regulations affecting the issuer or its industry.

     |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed  by the U.S.  Treasury  or other  government  agencies  or  federally chartered  corporate  entities  referred  to as  "instrumentalities."  These are referred to as "U.S. government securities" in this prospectus.

     |_| U.S.  Treasury  Obligations.  These include  Treasury bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities  of more than one to ten  years),  and  Treasury  bonds  (which  have maturities of more than ten years).  Treasury  securities are backed by the full faith and credit of the United  States as to timely  payments  of  interest  and repayments of principal.  The Fund can also buy U.S.  Treasury  securities  that have been  "stripped"  of their coupons by a Federal  Reserve Bank,  zero-coupon
U.S.  Treasury  securities  described below,  and Treasury  Inflation-Protection
Securities ("TIPS").

     |_| Obligations of U.S.  Government  Agencies or  Instrumentalities.  These
include direct obligations and  mortgage-related  securities that have different levels of credit  support from the U.S.  government.  Some are  supported by the full  faith  and  credit of the U.S.  government,  such as  Government  National
Mortgage Association  pass-through mortgage certificates (called "Ginnie Maes").
Some are  supported by the right of the issuer to borrow from the U.S.  Treasury under certain circumstances, such as Federal National Mortgage Association bonds
("Fannie  Maes").  Others are  supported  only by the credit of the entity  that issued  them,  such  as  Federal  Home  Loan  Mortgage  Corporation  obligations
("Freddie Macs").

     |X|  Mortgage-Related  Securities.  The Fund can buy  interests in pools of residential  or commercial  mortgages,  in the form of  collateralized  mortgage obligations ("CMOs") and other "pass-through"  mortgage securities.  They may be
issued   or   guaranteed   by  the  U.S.   government   or  its   agencies   and
instrumentalities  or  by  private  issuers.   CMOs  that  are  U.S.  government
securities have collateral to secure payment of interest and principal. They may be  issued  in  different  series,  each  having  different  interest  rates and maturities.  The  collateral  is  either  in the form of  mortgage  pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when  interest  rates  fall,  the  market  value  and  yield of the CMO could be reduced.  Additionally,  the Fund might have to reinvest the prepayment proceeds in other  securities  paying  interest at lower  rates,  which could  reduce the
Fund's  yield.  The  impact of  prepayments  on the price of a  security  may be difficult to predict and may increase the volatility of the price. Additionally,
the  Fund  may  buy  mortgage-related  securities  at  a  premium.   Accelerated
prepayments  on those  securities  could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

     When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater  fluctuations in value.  These  prepayment risks can make the prices  of CMOs  very  volatile  when  interest  rates  change.  The  prices  of longer-term  debt  securities  tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

     |_| Special Risks of Private-Issuer  Mortgage-Backed  Securities.  CMOs and
other  mortgage-related  securities  issued  by  private  issuers  are not  U.S.
government   securities,   and  are  subject  to  greater   credit   risks  than
mortgage-related  securities that are U.S. government  securities.  The Fund can invest in mortgage-backed  securities issued by private issuers. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans.
They may be issued by banks,  savings  and  loans,  mortgage  bankers  and other non-governmental issuers. Private issuer mortgage-backed  securities are subject to the  credit  risks  of the  issuers  (as  well as  interest  rate  risks  and prepayment risks),  although in some cases they may be supported by insurance or guarantees.

     |X|  Asset-Backed  Securities.  The Fund can buy  asset-backed  securities, which are fractional  interests in pools of loans collateralized by the loans or other  assets or  receivables.  They are  issued by trusts and  special  purpose corporations  that pass the income from the underlying  pool to the buyer of the interest.  These  securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

     |X| Zero-Coupon and "Stripped" Securities.  The Fund can buy government and corporate  zero-coupon  bonds  that  pay  no  interest.  They  are  issued  at a substantial  discount  from their face value.  The Fund can also buy  "stripped"
securities  that are the  separate  income  or  principal  components  of a debt security.  Some CMOs or other mortgage-related  securities may be stripped, with each component having a different  proportion of principal or interest payments.
One class  might  receive  all the  interest  and the  other  all the  principal payments.

     Zero-coupon and stripped securities are subject to greater  fluctuations in price from interest rate changes than conventional  interest-bearing  securities of  similar  or the same  maturities.  The Fund may have to pay out the  imputed income on zero-coupon securities without receiving the actual cash currently.

     The values of interest-only and principal-only  mortgage-related securities are also very sensitive to  prepayments  of underlying  mortgages and changes in interest rates.  When  prepayments tend to fall, the timing of the cash flows to these  securities  increases,  making them more sensitive to changes in interest rates.  The  market  for some of these  securities  may be  limited,  making  it difficult  for the Fund to dispose of its holdings at an acceptable  price.  The
Fund can invest up to 50% of its total assets in zero-coupon  securities  issued by either the U.S. Treasury or companies.

     |X|  Participation  Interests  in  Loans.  These  securities  represent  an undivided  fractional  interest in a loan  obligation  by a  borrower.  They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate.  The loans may be to foreign or U.S. companies.  The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower as well as credit risks of the servicing  agent of the  participation  interest,  which can cause the Fund to lose money on its investment.  The Fund can also buy interests in trusts and other entities that hold loan  obligations.  In that case the Fund will be subject to the trust's credit risks.

     |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can
purchase securities on a "when-issued" basis and may purchase or sell securities on a  "delayed-delivery"  basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

     |X| Repurchase  Agreements.  The Fund can enter into repurchase agreements.
In a repurchase  transaction,  the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund's repurchase agreements must be fully  collateralized.  However,  if the vendor  fails to pay the resale price on the  delivery  date,  the Fund might  incur costs in  disposing  of the collateral and might  experience  losses if there is any delay in its ability to do so.  There is no limit on the amount of the  Fund's  net  assets  that may be subject to repurchase agreements of seven days or less.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have contractual  terms that limit  their  resale to other  investors  or may require registration under applicable  securities laws before they may be sold publicly.
The  Fund  will not  invest  more  than 15% of its net  assets  in  illiquid  or restricted  securities.  Certain  restricted  securities  that are  eligible for resale to qualified  institutional  purchasers may not be subject to that limit.
The Manager  monitors  holdings of illiquid  securities  on an ongoing  basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X| Hedging. The Fund can hedge using various strategies,  including buying and selling futures contracts,  put and call options and forward contracts.  The
Fund is not required to hedge to seek its objective. The Statement of Additional
Information  contains  more detailed  information  about these  instruments  and limits on their use by the Fund.

     The Fund  could  hedge for a number of  purposes.  It might do so to try to manage  its  exposure  to the  possibility  that  the  prices  of its  portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its  exposure to  changing  interest  rates.  The Fund can use forward contracts and currency  options to try to manage  foreign  currency risks on the
Fund's foreign investments.

     Options  trading  involves  the  payment of  premiums  and has  special tax effects  on the  Fund.  There  are  also  special  risks in  particular  hedging strategies.  For example, in writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. If a covered call  written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call price and may not be able to realize any profit.

     If the Manager used a hedging instrument at the wrong time or judged market conditions  incorrectly,  the strategy could reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options positions were not  correlated  with its other  investments or if it could not close out a position because of an illiquid market.

     |X|  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part of the  Oppenheimer  Family of Funds. It invests  in a variety  of  short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be  because  of the wide  variety  of  instruments  that fund  holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of  investments  that would
provide  liquidity.  As  a  shareholder,   the  Fund  will  be  subject  to  its
proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Fund's  advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $260 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
0.72% of the next $200  million,  0.69% of the next $200  million,  0.66% of the next $200  million,  0.60% on the next $200 million and 0.50% of average  annual net assets over $1 billion.  The Fund's management fee for its fiscal year ended
December 31, 2007,  was 0.72% of the Fund's  average  annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X|  Portfolio  Managers.  The  Fund's  portfolio  is  managed by a team of investment  professionals including Thomas Swaney, Angelo Manioudakis,  Benjamin
J. Gord, Geoffrey Caan, and Antulio N. Bomfim who are primarily  responsible for the day-to-day management of the Fund's investments.

     Mr. Swaney has been a portfolio  manager of the Fund since  November  2006,
Vice  President  of the Fund since  December  2006 and a Vice  President  of the
Manager since April 2006. He is also a portfolio  manager of other portfolios in the  OppenheimerFunds  complex. Mr. Swaney was a senior analyst of the Manager's
High Grade  Investment  Team from June 2002 to March 2006.  Prior to joining the
Manager in June 2002,  Mr.  Swaney was a senior fixed income  analyst at Miller,
Anderson &  Sherrerd,  a division of Morgan Stanley  Investment  Management, from May 1998 through May 2002.

     Mr.  Manioudakis  has been a portfolio  manager of the Fund since  November
2006, Vice President of the Fund since December 2006 and a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002.
He has been a Senior Vice President of OFI Institutional Asset Management,  Inc.
since June 2002. He is also a portfolio  manager and officer of other portfolios in the  OppenheimerFunds  complex.  Mr.  Manioudakis was Executive  Director and portfolio  manager at Miller,  Anderson &  Sherrerd from August 1993 through
April 2002.

     Mr. Gord has been a portfolio  manager of the Fund since  November 2006 and
Vice  President of the Fund since December 2006. He has been a Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002 and of OFI  Institutional  Asset  Management,  Inc.  since June  2002.  He is also a portfolio manager of other portfolios in the OppenheimerFunds  complex. Mr. Gord was an Executive Director and a senior fixed income analyst at Miller,  Anderson
& Sherrerd from April 1992 through March 2002.

     Mr. Caan has been a portfolio manager of the Fund since November 2006, Vice
President of the Fund since  December  2006 and a Vice  President of the Manager since August 2003.  He is also a portfolio  manager of other  portfolios  in the
OppenheimerFunds  complex.  Mr. Caan was a Vice President of ABN AMRO N.A., Inc.
from June 2002 through  August  2003,  and a Vice  President  of Zurich  Scudder
Investments from January 1999 through June 2002.

     Mr. Bomfim has been a portfolio  manager of the Fund since  November  2006,
Vice  President  of the Fund since  December  2006 and a Vice  President  of the
Manager since October 2003. He is also a portfolio  manager of other  portfolios in the OppenheimerFunds complex. Mr. Bomfim was a Senior Economist for the Board of Governors at the Federal Reserve System from June 1992 to October 2003.

     The Statement of Additional  Information  provides  additional  information about the portfolio management team's  compensation,  other accounts they manage and their ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other  investment  product.  That prospectus will indicate which share class you may be eligible to purchase.  The Fund reserves the right to refuse any purchase order when the Manager  believes  it would be in the Fund's best  interest to do
so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio managers maintain in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the insurance company,  generally by 9:30 a.m. on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares.  The Fund currently offers four different classes of shares.  The classes of shares  designated as Service  Shares and Class 4 shares are subject to a  distribution  and service plan.  The impact of the expenses of that plan on Service Shares and Class 4 shares is described  below.  The classes of shares that are not subject to a plan are  designated as  Non-Service  Shares and Class 3 shares.  The  classes of shares  represent  investments  in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares and Class 4 Shares.  The
Fund has adopted a Distribution  and Service Plan for Service Shares and Class 4
shares  to pay the  Distributor  for  distribution  related  services,  personal services  and  account  maintenance  for the Fund's  Service  Shares and Class 4 shares.  Under the Plan,  payments are made quarterly at an annual rate of up to
0.25% of the average  annual net assets of Service  Shares and Class 4 shares of the Fund.  Because  these fees are paid out of the Fund's  assets on an on-going basis,  over time these fees will increase the cost of your  investment  and may cost you  more  than  other  types of fees or  sales  charges.  The  Distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares and Class
4 shares.  The impact of the service plan is to increase  operating  expenses of the  Service  Shares  and Class 4 shares,  which  results  in lower  performance compared to the Fund's shares that are not subject to a service fee.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

     The Fund imposes a 1% redemption fee on the proceeds of Class 3 and Class 4 shares that are redeemed within 60 days of their purchase. The redemption fee is collected by the  participating  insurance  company and paid to the Fund.  It is intended to help offset the trading,  market impact,  and  administrative  costs associated with short-term money movements into and out of the Fund, and to help deter excessive  short term trading.  The redemption fee will only be imposed if the  number of Class 3 or Class 4 shares  you  redeem is more than the number of
Class 3 or Class 4 shares that you have held for more than 60 days.  Shares held the longest will be redeemed first.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis. Dividends will generally be lower for Service  shares and Class 4 shares,  which  normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax advisor or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES YEAR   ENDED DECEMBER 31,                 2007            2006            2005            2004             2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     8.55      $     8.44      $     8.80      $     8.61      $      7.51
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .57 1           .58 1           .57 1           .58 1            .60
Net realized and unrealized gain (loss)                      (.56)            .17            (.37)            .15             1.09
                                                       ----------------------------------------------------------------------------
Total from investment operations                              .01             .75             .20             .73             1.69
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.61)           (.64)           (.56)           (.54)            (.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     7.95      $     8.55      $     8.44      $     8.80      $      8.61
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          (0.10)%          9.42%           2.31%           8.97%           23.96%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  294,819      $  361,445      $  384,726      $  479,405      $   480,112
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  335,702      $  365,154      $  444,477      $  460,877      $   396,858
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        6.96%           7.05%           6.79%           6.91%            8.31%
Total expenses                                               0.75% 4         0.74% 4         0.75%           0.75%            0.76%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           0.74%           0.74%           0.75%           0.75%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        67% 5           57%             64%             51%              48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007                    0.76%
      Year Ended December 31, 2006                    0.74%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   ---------------------------------------------------------------------------
   Year Ended December 31, 2007                $30,798,147         $24,096,458

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES   YEAR ENDED DECEMBER 31,                                2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $    8.50     $    8.39     $    8.76    $    8.58    $    7.49
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .55 1         .56 1         .55 1        .56 1        .61
Net realized and unrealized gain (loss)                                 (.57)          .17          (.38)         .15         1.06
                                                                   ----------------------------------------------------------------
Total from investment operations                                        (.02)          .73           .17          .71         1.67
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.59)         (.62)         (.54)        (.53)        (.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    7.89     $    8.50     $    8.39    $    8.76    $    8.58
                                                                   ================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                     (0.47)%        9.23%         2.01%        8.73%       23.79%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 157,333     $ 173,299     $ 155,617    $ 134,013    $  76,354
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 169,569     $ 160,703     $ 141,287    $ 101,464    $  41,246
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                   6.71%         6.80%         6.54%        6.63%        7.84%
Total expenses                                                          1.01% 4       1.00% 4       1.00%        1.01%        1.04%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                      1.00%         1.00%         1.00%        1.01%        1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   67% 5         57%           64%          51%          48%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007             1.02%
             Year Ended December 31, 2006             1.00%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2007                $ 30,798,147         $ 24,096,458

                                                     CLASS 3 SHARES    CLASS 4 SHARES
PERIOD ENDED DECEMBER 31,                                      2007 1            2007 1
----------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   8.26         $    8.26
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                         .37               .36
Net realized and unrealized loss                               (.65)             (.65)
                                                           -----------------------------
Total from investment operations                               (.28)             (.29)
----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --                --
----------------------------------------------------------------------------------------
Net asset value, end of period                             $   7.98         $    7.97
                                                           =============================

----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (3.39)%           (3.51)%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  4,921         $   9,476
----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  3,750         $   7,201
----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          6.90%             6.61%
Total expenses                                                 0.76% 5           1.05% 6
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses             0.75%             1.04%
----------------------------------------------------------------------------------------
Portfolio turnover rate 7                                        67%               67%

     1. For the period from May 1, 2007  (inception of offering) to December 31,
2007.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

             Period Ended December 31, 2007           0.77%

     6. Total expenses  including indirect expenses from affiliated fund were as follows:

             Period Ended December 31, 2007           1.06%

     7. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Year Ended December 31, 2007                $ 30,798,147         $ 24,096,458

INFORMATION AND SERVICES

For More Information on Oppenheimer High Income Fund/VA

     The following  additional  information  about the Fund is available without charge upon request:

Statement of Additional Information

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0640.001.0408                       [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                           Appendix to Prospectus of
                         Oppenheimer High Income Fund/VA
                  (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included in the  prospectus of  Oppenheimer  High Income
Fund/VA (the "Fund")  under the heading  "Annual Total Return (as of December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

------------------------------------- ---------------------------------------
     Calendar Year Ended                    Annual Total Returns
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/98                                0.31%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/99                                4.29%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/00                                -3.74%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/01                                1.97%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/02                                -2.40%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/03                                23.96%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/04                                 8.97%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/05                                 2.31%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/06                                 9.42%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

             12/31/07                                -0.10%

------------------------------------- ---------------------------------------

Prospectus dated April 29, 2008

Oppenheimer Main Street Fund(R)/VA
A series of Oppenheimer Variable
Account Funds

     Oppenheimer  Main  Street  Fund/VA  is a mutual  fund that seeks high total return.  It  emphasizes  investments  in common  stock based on  analysis  using multi-factor  quantitative  models.  Shares  of the  Fund  are  sold  only as an underlying  investment for variable life insurance  policies,  variable  annuity contracts and other insurance  company separate  accounts.  A prospectus for the insurance product you have selected accompanies this prospectus. It explains how to select shares of the Fund as an investment under the insurance  product,  and whether you are eligible to purchase Service Shares of the Fund.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product  prospectus)  carefully before you invest and keep it for future reference about your account.

     As with all mutual funds,  the Securitis  and Exchange  Commission  has not approved or  disapproved  the Fund's  securities or has it detremined  that this prospectus  is  accurate  or complee.  It is a criminal  offsense  to  represent otherwise.

                                                (OppenheimerFunds logo)

Contents

            About the Fund

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Fund

The Fund's Investment Objective and Principal Investment Strategies

What Is the Fund's Investment Objective? The Fund seeks high total return.

     What Does the Fund  Mainly  Invest  In? The Fund  mainly  invests in common stocks of U.S.  companies of different  capitalization  ranges based on analysis using  multi-factor  quantitative  models.  The Fund currently focuses on larger capitalization issues.

     How Do the  Portfolio  Managers  Decide What  Securities to Buy or Sell? In
selecting  securities to buy or sell for the Fund, the Fund's portfolio managers use an investment  process that uses  multi-factor  quantitative  models to rank more than 3,000 stocks on a daily basis.  While the process may change over time or vary in particular  cases, in general the selection  process  currently uses:
Multi-factor  quantitative models: The Fund uses both "top down" and "bottom up"
quantitative models.

     o The "top down"  market  capitalization  model seeks to predict the future market  direction of the  capitalization  environment.  The  portfolio  managers divide the domestic equity market into five  market-capitalization  segments and market  capitalization  exposure  is managed  using  proprietary  modeling  that incorporates  factors such as relative price  momentum and  reversals,  relative valuations and measures of investors' risk tolerance.

     o The "bottom up" stock  selection  models seek to rank  securities  within
each   capitalization   range  in  order  of  attractiveness.   Over  a  hundred
company-specific  factors are analyzed in  constructing  the "bottom up" models, including valuation,  profitability,  quality, momentum,  volatility and special
effects.   Different   models  are  used  for  each  of  the  different   market
capitalization  segments.  The Fund also  uses two  seasonal  models to  capture seasonal effects.

     Portfolio Construction:  The portfolio is then constructed and continuously monitored based on the quantitative  investment models.  Security weightings are determined  according to  capitalization  outlook,  stock  ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

     Who Is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking high total  return from their  investment  over the long term.  Those  investors should be willing to assume the risks described  below. The Fund is not designed for  investors  needing an assured  level of current  income.  The Fund is not a complete  investment  program and may not be appropriate for all investors.  You should  carefully  consider your own investment  goals and risk tolerance before investing in the Fund.

Main Risks of Investing in the Fund

     All  investments  have some degree of risk.  The value of the Fund's shares fluctuates as the value of the Fund's investments  changes, and may decline. The value of the  Fund's  investments  may change  because  of broad  changes in the markets  in which the Fund  invests  or from more  specific  factors  like those described below. There is also the risk that poor security selection could cause the Fund to underperform  other funds with similar  objectives.  When you redeem your shares,  they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Fund.

     |X| Risks of  Investing  in  Stocks.  Stocks  fluctuate  in price,  and may experience  great  short-term  volatility.  Because  the Fund  invests in common stocks,  the value of the Fund's  portfolio  will be  affected by changes in the stock markets.  Different stock markets may behave  differently  from each other and U.S.  stock  markets  may move in the  opposite  direction  from one or more foreign stock markets.

     A variety of factors can affect the price of a particular  company's  stock and the  prices  of  individual  stocks  generally  do not all  move in the same direction at the same time. These factors may include:  poor earnings reports, a loss of  customers,  litigation  against the company,  or changes in  government regulations affecting the company or its industry.

     At times,  the Fund may emphasize  investments in a particular  industry or sector.  To the  extent  that the Fund  increases  its  emphasis  on stocks in a particular industry, the value of its investments may fluctuate more in response to events  affecting  that  industry,  such as changes in  economic  conditions, government  regulations,  availability of basic resources or supplies,  or other events that affect that industry more than others.

     There is no assurance that the Fund will achieve its investment  objective.
In the  OppenheimerFunds  spectrum,  the Fund is generally more  aggressive than funds  that  invest  in both  stocks  and  bonds  or in  investment  grade  debt securities  but  may be less  volatile  than  aggressive  growth,  small-cap  or emerging markets stock funds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from year to year for the last ten calendar years and by showing how the average annual  total  returns of the Fund's  shares  compare to those of a  broad-based market index.  Because the Fund's  Service  Shares are subject to a service fee, their performance is expected to be lower for any given period.  The Fund's past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

Annual Total Returns (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  for a calendar  quarter was 19.28% (4 Qtr 98) and the lowest return
(not annualized) for a calendar quarter was -22.38% (3 Qtr 98).

----------------------------------------------------------------------------

Average Annual Total Returns
for the periods ended
December 31, 2007
                                                                  10 Years
                                                              (or life of class,
                                 1 Year          5 Years            if less)

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Oppenheimer Main Street            4.43%           12.04%              4.12%
Fund/VA
Non-Service Shares

(inception 7/5/95)
------------------------------------------------------------------------------
----------------  ------------------------------------------------------------

Oppenheimer Main Street            4.15%           11.77%              1.54%
Fund/VA
Service Shares

(inception 7/13/00)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

S&P 500 Index                   5.49%           12.82%              5.91%
                                                                     1.83%(1)

------------------------------------------------------------------------------
1     From 6/30/00.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to the S&P 500 Index,  an unmanaged index of
U.S. equity securities.  The index performance  includes  reinvestment of income but does not reflect transaction costs, fees or expenses. The Fund's investments vary from those in the index.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    Non-Service Shares       Service Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                           0.64%                   0.64%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                               n/a                    0.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses                            0.01%                   0.01%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses           0.65%                   0.90%

--------------------------------------------------------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31,  2007 the  transfer  agent fees did not exceed the  expense limitation  described  above.  The Fund also receives  certain  credits from the
Fund's custodian that,  during the fiscal year,  reduced its custodial  expenses for all share classes by less than 0.01% of average daily net assets.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

------------------------------------------------------------------------------
                              1 Year      3 Years     5 Years     10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Non-Service Shares             $67         $209        $363         $813

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Service Shares                 $92         $288        $501        $1,113

------------------------------------------------------------------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among different types of investments will vary over time based upon the  Manager's  evaluation  of  economic  and  market  trends.  The  Fund's portfolio  might not  always  include  all the  different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

     |X| Quantitative  Models.  The portfolio  managers use  quantitative  stock selection  models  that are based  upon many  factors  that  measure  individual securities  relative to each other. The portfolio  managers  typically use these models to rank more than 3,000  stocks on a daily  basis and  select  those that they deem most  attractive.  The  portfolio  is  continuously  monitored  by the portfolio  managers based on their analysis of the quantitative  tools and other
qualitative  factors.  |X| Common Stock.  The Fund  primarily  invests in common
stocks.  Common stock  represents an ownership  interest in a company.  It ranks below  preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation  or  bankruptcy.  Common stocks may be exchange-traded or over-the-counter securities.  Over-the-counter securities may be less liquid than  exchange-traded  securities.  The Fund currently focuses on securities of larger-cap  issuers,  which have historically  tended to have less volatile prices than securities of smaller issuers.  The Fund can buy securities of issuers in all capitalization ranges, however.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the  Internal  Revenue  Code  and the  Investment  Company  Act  that  apply  to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     CHANGES  TO THE  FUND' S INVE  STMENT  POLICIES  . The  Fund's  fundamental investment  policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares,   however,  the  Fund's  Board  can  change
non-fundamental  policies without a shareholder vote. Significant policy changes will be described  in  supplements  to this  prospectus.  The Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are
fundamental   policies  are  listed  in  the  Fund's   Statement  of  Additional
Information.  An investment policy is not fundamental  unless this prospectus or the Statement of Additional Information states that it is.

     Other Investment  Strategies.  To seek its objective,  the Fund can use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

     |X| Other Equity  Securities.  In addition to common  stocks,  the Fund can invest in  otherequity  or "equity  equivalents"  securities  such as  preferred stocks or convertible securities.  Preferred stocks have a set dividend rate and rank ahead of common  stocks and behind debt  securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.  The fixed dividend rate of  preferred  stocks may cause  their  prices to behave more like those of debt securities. The Manager considers some convertible securities to be "equity equivalents" because they are convertible into common stock. They offer the Fund the ability to  participate  in stock market  movements  while also seeking some current income.  The credit ratings of those  convertible  securities  generally have less impact on the investment decision,  although they are still subject to credit and interest rate risk.

     What is a Debt Security?  A debt security is a security  representing money borrowed by the issuer that must be repaid,  specifying the amount of principal, the interest or discount rate, and the time or times at which payments are due.

     |X| Debt  Securities.  The  Fund  does not  focus on debt  securities  as a principal  investment  strategy,  however debt  securities  are one of the other investments  that the Fund may use.  The Fund may invest in debt  securities  to seek income, for liquidity or for hedging purposes. The debt securities the Fund buys  may be of any  maturity.  The  Fund's  debt  securities  may be  rated  by nationally recognized statistical rating organizations such as Moody's Investors
Service or Standard  Poor's  Ratings  Services  or may be  unrated.  "Investment grade"  refers  to  securities  that are  rated  in one of the top  four  rating categories. The Fund can invest up to 25% of its total assets in debt securities that are rated below  investment  grade,  also  referred to as "junk bonds." The
Fund cannot invest more than 10% of its assets in  lower-grade  non  convertible debt  securities  and  currently  does not intend to invest more than 10% of its assets in lower grade debt securities of any type.

     |X| Interest Rate Risk. The values of debt  securities  usually change when prevailing  interest  rates  change.  When  interest  rates fall,  the values of already-issued  debt  securities  generally  rise. When interest rates rise, the
values  of  already-issued  debt  securities   generally  fall.  The  values  of
longer-term debt securities  usually change more when interest rates change than the values of shorter-term debt securities.

     |X| Credit Risk. Debt securities are also subject to credit risk,  which is the risk that the  issuer of a security  might not make  principal  or  interest payments on the security when they are due. If the issuer fails to pay interest, the Fund's  income might be reduced,  and if the issuer fails to pay interest or repay principal, the value of the security might fall.

     |X| Special Risks of Lower-Grade  Securities.  Lower-grade debt securities, whether rated or unrated, have greater risks than  investment-grade  securities.
They may be subject to greater price  fluctuations  and have a greater risk that the issuer might not be able to pay interest and principal  when due. The market for  lower-grade  securities may be less liquid and therefore they may be harder to value or to sell at an acceptable  price,  especially  during times of market volatility or decline.

     |X| U.S. Government Securities. The Fund can invest in securities issued or
guaranteed  by  the  U.S.  Treasury  or  other  U.S.   government   agencies  or
federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this prospectus. Although not rated,  Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

     |X| Foreign  Investing.  The Fund can buy securities issued by companies or
governments  in  any  country,   including  in  developing  or  emerging  market
countries.  While there is no limit on the Fund's foreign investments,  the Fund does not  currently  plan to  invest  a  significant  amount  of its  assets  in securities  of foreign  issuers.  While  foreign  securities  may offer  special investment  opportunities,  there are also special risks. A change in value of a foreign  currency  against  the U.S.  dollar will result in a change in the U.S.
dollar value of securities  denominated in that foreign currency.  Additionally,
foreign   issuers  are  not  subject  to  the  same  accounting  and  disclosure
requirements  that  U.S.   companies  are  subject  to.  The  value  of  foreign
investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions,  changes in economic or monetary policy in the U.S. or abroad,  or other political and economic factors. These risks may be greater for investments in developing or emerging  market  countries.  If the Fund invests a significant amount of its assets in  foreign  securities,  it may be  exposed to  "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign  securities that might result from events that occur after the close of the foreign  securities market on which a security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated.  If such time-zone arbitrage were successful,  it might dilute the  interests of other  shareholders.  However,  the Fund's use of
"fair value pricing" under certain  circumstances,  to adjust the closing market prices of foreign  securities  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them  promptly at an acceptable  price.  Restricted  securities  have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted  securities but is not  required  to sell them due to declines  in the Fund's  share  price.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     |X|  Derivative  Investments.  The Fund can invest in a number of different types of  "derivative"  investments.  A derivative is an investment  whose value depends  on (or is derived  from) the value of an  underlying  security,  asset, interest rate, index or currency.  Options,  futures, indexed securities,  swaps and forward  contracts  are some of the types of  derivatives  the Fund can use.
Derivatives  may allow the Fund to increase or decrease  its exposure to certain markets or risks very quickly.  The Fund may use  derivatives  to seek income or capital gain or to hedge against the risks of other investments. Derivatives may be volatile,  however,  and may involve  significant  risks.  Certain derivative investments  held by the Fund may be illiquid,  making it difficult to close out an adverse  position.  The  underlying  security or other  instrument on which a derivative  is based,  or the  derivative  itself,  may not  perform the way the
Manager expected it to. As a result,  the Fund could realize little or no income or lose principal from the investment or a hedge might be unsuccessful. The Fund may also lose money on the investment if the issuer of a derivative does not pay the amount due. The Fund  currently  does not use  derivatives  to a significant degree and is not required to use them in seeking its objective.

     |X|  Hedging.  The Fund can buy and  sell  put and  call  options,  futures contracts,  forward contracts and options on futures and securities  indices for hedging  purposes.  These  investments  are intended to reduce the risk of price declines,  interest  rate  changes,  currency rate changes or other risks in the
Fund's portfolio.  However,  there are also special risks involved in particular hedging  strategies.  For example, if a call written by the Fund is exercised on an investment that has increased in value above the call price, the Fund will be required  to sell  the  investment  at the  call  price  and will not be able to realize any profit.  At other  times a hedging  instrument's  value might not be correlated with the investment it is intended to hedge. Hedging transactions may also require the payment of premiums and can increase portfolio turnover. If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return or create a loss.

     Investments  in Oppenheimer  Institutional  Money Market Fund. The Fund can
invest its free cash  balances  in Class E Shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company Act of 1940, as amended and is part of the  Oppenheimer
Family of Funds.  It invests in a variety of  short-term,  high-quality,  dollar denominated money market instruments issued by the U.S. Government, domestic and foreign corporations,  other financial institutions,  and other entities.  Those investments may have a higher rate of return than the investments  that would be available to the Fund directly.  At the time of an  investment,  the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be  because  of the wide  variety  of  instruments  that fund  holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of  investments  that would
provide  liquidity.  As  a  shareholder,   the  Fund  will  be  subject  to  its
proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E Shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Fund's  advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer  Institutional  Money
Market Fund invests or in other short-term U.S. Government securities.  The Fund might also hold these types of  securities  as interim  investments  pending the investment  of  proceeds  from  the  sale of  Fund  shares  or the  sale of Fund portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X|  Portfolio  Turnover.  A change in the  securities  held by the Fund is known as  "portfolio  turnover."  The Fund may  engage  in active  and  frequent trading to try to achieve  its  investment  objective,  and may have a portfolio turnover rate of over 100% annually.  Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce  performance.
If the Fund realizes capital gains when it sells investments,  it generally must pay those  gains to  shareholders,  increasing  its taxable  distributions.  The
Financial  Highlights  table  at the end of this  prospectus  shows  the  Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  (the  "SEC") no later  than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund  grows:  the Fund pays  0.75% of the first  $200  million of average annual  net  assets,  0.72% of the next  $200  million,  0.69% of the next  $200 million,  0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million.  The Fund's management fee for its fiscal year ended December
31, 2007,  was 0.64% of the Fund's  average  annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X|  Portfolio  Managers.  The Fund's  portfolio  is managed by Nikolaos D.
Monoyios and Marc  Reinganum who are primarily  responsible  for the  day-to-day management of the Fund's investments.

     Mr. Monoyios has been a manager of the Fund's  portfolio since May 1999. He is a Chartered  Financial  Analyst and has been a Senior Vice  President  of the
Manager since  October  2003. He was a Vice  President of the Manager from April
1998  through  September  2003  and is an  officer  of other  portfolios  in the
OppenheimerFunds complex.

     Dr. Reinganum has been a manager of the Fund's portfolio since October 2003 and has been a Vice  President of the Manager since  September  2002. He is also
Director of  Quantitative  Research and Portfolio  Strategist for Equities.  Mr.
Reinganum  was the Mary Jo Vaughn  Rauscher  Chair in Financial  Investments  at
Southern  Methodist  University  from 1995 until  September  2002.  At  Southern
Methodist  University,  he also served as the Director of the Finance Institute,
Chairman of the Finance  Department,  President of the Faculty at the Cox School
of  Business  and  member  of the Board of  Trustee  Investment  Committee.  Mr.
Reinganum is an officer of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are adverse to the Fund 's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund 's  investment  personnel  any  information  regarding  the  strategies  or investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and, as a result,  the value of securities held by the Fund or the Fund
's  investment  strategies  may be  adversely  affected.  The Fund's  investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to manage  the  Fund 's  investments,  may  increase  the  Fund's  transaction  and administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio managers maintain in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or excessive  trading are  administered  by the Fund 's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor the net effect on the Fund 's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be  effective  to  enable  the Fund 's  Transfer  Agent to  identify  and  deter excessive  short-term  trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the insurance company,  generally by 9:30 a.m. on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order from the insurance  company,  generally by 9:30 a.m. Eastern time the next regular  business  day at the  office of its  Transfer  Agent in  Colorado.  The participating  insurance company must receive that order before the close of the
NYSE  (usually  4:00 p.m.  Eastern  time).  The Fund  normally  sends payment by
Federal Funds wire to the insurance  company's  account on the next business day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances  determined by the Securities and  Exchange  Commission,  payment may be delayed or  suspended.  Shares may be redeemed in kind under certain  limited  circumstances  (such as  redemptions of substantial  amounts  to  shareholders  that  have  consented  to  such  in kind redemptions).

     Shares may be "redeemed in kind" under certain limited  circumstances (such as  redemptions  of  substantial  amounts  of shares by  shareholders  that have consented to such in kind redemptions).  This means that the redemption proceeds will be paid to the participating insurance companies that hold Fund shares with liquid securities from the Fund's portfolio. If the Fund redeems shares in kind, the accounts may bear transaction  costs and market risks until such time as the securities are converted into cash.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial  performance  since  inception.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and  distributions).  This
information  has  been  audited  by  Deloitte  &   Touche  LLP,  the  Fund's
independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES    YEAR ENDED DECEMBER 31,            2007                2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     24.78          $    21.79      $    20.84      $    19.20     $    15.32
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .33 1               .27 1           .26 1           .27 1          .18
Net realized and unrealized gain                          .75                2.98             .97            1.53           3.86
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         1.08                3.25            1.23            1.80           4.04
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)               (.26)           (.28)           (.16)          (.16)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     25.61          $    24.78      $    21.79      $    20.84     $    19.20
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.43%              15.03%           5.98%           9.46%         26.72%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   907,727          $1,046,146      $1,121,476      $1,238,948     $1,214,960
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,006,655          $1,054,522      $1,156,299      $1,216,081     $1,003,396
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.28%               1.19%           1.26%           1.39%          1.10%
Total expenses                                           0.65% 4,5,6         0.66% 4,5       0.67% 6         0.67% 6        0.70% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   111%                100%             88%             82%            85%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007          0.65%
       Year Ended December 31, 2006          0.66%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

SERVICE SHARES    YEAR ENDED DECEMBER 31,                2007                2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     24.58          $    21.63      $    20.70      $    19.10     $    15.26
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .26 1               .22 1           .21 1           .25 1          .14
Net realized and unrealized gain                          .75                2.95             .96            1.49           3.85
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         1.01                3.17            1.17            1.74           3.99
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.21)               (.22)           (.24)           (.14)          (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     25.38          $    24.58      $    21.63      $    20.70     $    19.10
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.15%              14.76%           5.74%           9.15%         26.44%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,464,690          $1,099,293      $  598,348      $  372,845     $  166,717
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,315,488          $  810,181      $  462,272      $  262,660     $   98,210
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.03%               0.95%           1.02%           1.30%          0.83%
Total expenses                                           0.90% 4,5,6         0.91% 4,5       0.91% 6         0.92% 6        0.96% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   111%                100%             88%             82%            85%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007          0.90%
       Year Ended December 31, 2006          0.91%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Fund(R)/VA

     The following  additional  information  about the Fund is available without charge upon request:

Statement of Additional Information

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.551.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0650.001.0408                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                 Appendix to prospectus of
                            Oppenheimer Main Street Fund(R)/ VA
                    (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included in the  prospectus of  Oppenheimer  Main Street
Fund(R)/VA  (the "Fund") under the heading  "Annual Total Return (as of December
31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar Year Ended       Annual Total Returns

        12/31/98                    4.70%
        12/31/99                   21.71%
        12/31/00                   -8.78%
        12/31/01                   -10.16%
        12/31/02                   -18.80%
        12/31/03                   26.72%
        12/31/04                    9.46%

       12/31/05                    5.98%
       12/31/06                    15.03%
       12/31/07                    4.43%

Oppenheimer
Main Street Small Cap Fund(R)/VA
A series of Oppenheimer Variable
Account Funds

Prospectus dated April 29, 2008

     Oppenheimer  Main  Street  Small Cap  Fund/VA  is a mutual  fund that seeks capital  appreciation.  The Fund invests  mainly in common stocks of "small-cap"
companies.

     Shares of the Fund are sold only as an underlying  investment  for variable life insurance policies,  variable annuity contracts and other insurance company separate  accounts.  A prospectus  for the  insurance  product you have selected accompanies  this prospectus and explains how to select shares of the Fund as an investment  under that  insurance  product,  and  whether  you are  eligible  to purchase Service Shares of the Fund.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities and Exchangae  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                        (OppenheimerFunds, Inc. logo)

Contents

            About the Fund
------------------------------------------------------------------------------

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund
------------------------------------------------------------------------------

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Fund

The Fund's Investment Objective and Principal Investment Strategies

     What  is  the  Fund's   Investment   Objective?   The  Fund  seeks  capital
appreciation.

     What Does The Fund  Mainly  Invest  In? The Fund  invests  mainly in common stocks of  small-capitalization  ("small-cap")  U.S.  companies  that the Fund's
investment  manager,  OppenheimerFunds,   Inc.  (the  "Manager")  believes  have
favorable business trends or prospects. Under normal market conditions, the Fund will  invest  at least  80% of its net  assets  (including  any  borrowings  for investment purposes) in securities of small-cap companies.

     The Fund  considers  small-cap  issuers to be those  companies  with market capitalizations that are less than or equal to the largest company in either the
Russell 2000(R)index (the "Russell 2000") or the S&P SmallCap 600 index (the
"S&P  600").  As of February 29,  2008,  the  capitalization  of the largest company in the Russell  2000 or the S&P 600 index was $7.379  billion.  That capitalization  limit may change due to market activity affecting the issuers in those indices or changes in the composition of those indices.  The Fund measures a company's  capitalization  at the time the Fund buys a security  and it is not required to sell a security if the issuer's capitalization  increases beyond the
Fund's current  small-cap  limit.  The Fund's  investment  program is more fully explained in "About the Fund's Investments," below.

      What is "Market Capitalization"?

     In general,  market  capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.

     How Do The  Portfolio  Managers  Decide What  Securities To Buy Or Sell? In
selecting  securities to buy or sell for the Fund, the Fund's portfolio managers use an investment  process that uses  multi-factor  quantitative  models to rank more than 3,000 stocks on a daily basis.  While the process may change over time or vary in particular cases, in general the selection process currently uses:

     Multi-factor quantitative models: The Fund uses both "top down" and "bottom up" quantitative models.

     o The "top down"  market  capitalization  model seeks to predict the future market  direction of the  capitalization  environment.  The  portfolio  managers divide the domestic equity market into five  market-capitalization  segments and market  capitalization  exposure  is managed  using  proprietary  modeling  that incorporates  factors such as relative price  momentum and  reversals,  relative valuations and measures of investors' risk tolerance.

     o The "bottom up" stock  selection  models seek to rank  securities  within
each   capitalization   range  in  order  of  attractiveness.   Over  a  hundred
company-specific  factors are analyzed in  constructing  the "bottom up" models, including valuation,  profitability,  quality, momentum,  volatility and special
effects.   Different   models  are  used  for  each  of  the  different   market
capitalization  segments.  The Fund also  uses two  seasonal  models to  capture seasonal effects.

     Portfolio Construction:  The portfolio is then constructed and continuously monitored based on the quantitative  investment models.  Security weightings are determined  according to  capitalization  outlook,  stock  ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

     Who is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital  appreciation in their  investment  over the long term.  Those investors should  be  willing  to assume  the  greater  risks of  short-term  share  price fluctuations that are typical for a fund focusing on small-cap stocks. Since the
Fund does not invest for current income and the income from its investments will likely be small,  it is not designed for  investors  needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have some  degree of risk.  The  Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
Investments  in stocks  can be  volatile  and are  subject to changes in general stock market movements (this is referred to as "market risk"). There is also the risk  that  poor  security  selection  by the  Manager  may  cause  the  Fund to underperform other funds having a similar objective.

     |X| Risks of Investing  In Stocks.  Stocks  fluctuate  in price,  and their short-term  volatility at times may be great. Because the Fund invests primarily in common stocks of small-cap companies,  the value of the Fund's portfolio will be affected by changes in the stock  market and the special  economic  and other factors that might primarily  affect the prices of small cap stocks.  The Fund's net asset values per share will fluctuate as the values of the Fund's  portfolio securities change.

     The  prices  of  individual  stocks  do not all move in the same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each  other.  The Fund  currently  focuses  its stock  investments  in U.S.
issuers and  accordingly  will be affected  primarily  by changes in U.S.  stock markets.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.

     The Fund may also be subject to the risk that  economic or other events can have a negative  effect on  particular  industries  that might have a relatively greater  weighting  in the Fund's  portfolio  (this is referred to as  "industry risk"). There is also the risk of a negative change in the value of a particular stock because of an event affecting a particular  issuer.  The Fund can also buy foreign  securities that have special risks not associated  with  investments in domestic  securities,  such as the effects of currency  fluctuations on relative prices.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial percentage  of the stock of any one  company  and by not  investing  too great a percentage  of the Fund's  assets in any one  company.  Also,  the Fund does not concentrate 25% or more of its assets in investments in any one industry.

     However,  changes in the overall  market prices of securities  can occur at any time.  Market risk will  affect the Fund's net asset value per share,  which will  fluctuate as the values of the Fund's  portfolio  securities  change.  The share price of the Fund will change  daily based on changes in market  prices of securities and market conditions, and in response to other economic events.

     |X|  Industry,  Sector and  Investment  Style Focus.  At times the Fund may increase the relative  emphasis of its  investments in a particular  industry or sector,  and in the growth or value investment  styles.  The prices of stocks of issuers in a particular industry,  sector or investment style may go up and down
in  response  to  changes  in  economic  conditions,   government   regulations,
availability  of basic  resources or supplies,  or other events that affect that industry  or  sector or style  more than  others.  To the  extent  that the Fund increases the relative  emphasis of its  investments  in a particular  industry, sector or investment style, its share values may fluctuate in response to events affecting that industry,  sector or investment  style.  To some extent that risk may be  limited  by the Fund's  policy of not  concentrating  25% or more of its assets in investments in any one industry.

     Growth and value  investment  styles each have their own investment  risks, and either may be out of favor at any point in time. Stocks of growth companies, particularly  newer  companies,  may offer  opportunities  for  greater  capital appreciation  but may be more volatile than stocks of larger,  more  established companies.  If the company's earnings growth or stock price fails to increase as expected,  the stock price of a growth  company may  decline  sharply.  If value stocks prove not to be  undervalued,  the stock price may not appreciate and may even decline.

     |X| Special Risks of Small-Cap Stocks.  The Fund focuses its investments on securities of companies having a small market capitalization,  which can include both  established and newer  companies.  While newer emerging  growth  companies might offer greater opportunities for capital appreciation than more established
companies,   they  involve   substantially  greater  risks  of  loss  and  price
fluctuations than more-established issuers.

     Small-cap  companies  may have limited  product  lines or markets for their products,  limited  access to financial  resources  and less depth in management skill than larger, more established  companies.  Their stocks may be less liquid than those of larger issuers.  That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable  price,  especially in periods of market volatility.  That factor increases the potential for losses to the  Fund.  Also,  it may take a  substantial  period  of time  before  the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

     |X| How Risky is the Fund Overall?  The risks described above  collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term, the market for small-cap stocks can be volatile, and the price of the Fund's shares can go up and down substantially.  The Fund generally does not use  income-producing  investments  to help  cushion  the Fund's  total return from changes in stock prices.  The Fund is a very  aggressive  investment vehicle,  designed for investors  willing to assume greater risks in the hope of achieving  greater gains.  It generally may be less volatile than funds focusing on emerging  markets but its share  price is likely to  fluctuate  more than the price of shares of funds emphasizing large-cap stocks.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from  year to year for the last  nine  calendar  years  and by  showing  how the average  annual  total  returns  of the  Fund's  shares  compare  to  those of a broad-based  market index.  Because the Fund's  Service  Shares are subject to a service fee, their performance is expected to be lower for any given period. The
Fund's past  investment  performance is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (as of December 31 each year)
[See  appendix to  prospectus  for data in bar chart  showing  annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized) for a calendar quarter was 49.05% (4th Qtr 99) and the lowest return
(not annualized) for a calendar quarter was -18.40% (1st Qtr 01).

------------------------------------------------------------------------------
Average Annual Total Returns                                         10 Years
for    the    periods    ended                                  (or life of class,
December 31, 2007                 1 Year          5 Years            if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Main Street Small     -1.21%           16.57%              7.85%
Cap Fund/VA
Non-Service Shares (inception
05/01/98)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer  Main Street Small    -1.39%           16.35%             10.15%
Cap  Fund/VA   Service  Shares
(inception 07/16/01)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Russell 2000(R)Index (reflects     -1.57%           16.25%            6.22%(1)
no deduction for fees,                                               8.74%(2)
expenses or taxes)
------------------------------------------------------------------------------------
1     From 04/30/98.
2     From 07/31/01.

The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to the Russell 2000 Index, an unmanaged index of equity  securities of small  capitalization  companies  that is a measure of the small company market. The index performance includes  reinvestment of income but does not reflect  transaction  costs, fees or expenses.  The Fund's  investments vary from those in the index.

The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

----------------------------------------------------
Annual Fund Operating  Expenses (deducted from Fund
assets): (% of average daily net assets)
----------------------------------------------------
----------------------------------------------------
                            Non-Service   Service
                              Shares      Shares
----------------------------------------------------
----------------------------------------------------
Management Fees                0.70%       0.70%
----------------------------------------------------
----------------------------------------------------
Distribution and Service
(12b-1) Fees                    n/a        0.25%
----------------------------------------------------
----------------------------------------------------
Other Expenses                 0.03%       0.02%
----------------------------------------------------
----------------------------------------------------
Total Annual Operating
Expenses                       0.73%       0.97%
----------------------------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation  described  above.  The Fund also receives  certain  credits from the
Fund's custodian that,  during the fiscal year,  reduced its custodial  expenses for both classes less than 0.01% of average daily net assets.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

------------------------------------------------------------------------------
                              1 Year      3 Years     5 Years     10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Non-Service Shares             $75         $234        $407         $910
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Service Shares                 $99         $310        $539        $1,195
------------------------------------------------------------------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among the different  types of investments  will vary over time based on the  Manager's  evaluation  of economic and market  trends.  The Fund's portfolio  might not always  include all of the different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

     In  addition to  quantitative  research  focusing on small cap stocks,  the
Manager tries to reduce risk by carefully  controlling  the portfolio  weight of any one  security  in the Fund.  The Fund  attempts  to reduce its  exposure  to individual  security risk by diversifying its investments  across a broad number of  stocks,  that is, by not  holding a  substantial  amount of stock of any one company and by not  investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in  investments  in any one  industry.  The share prices of the Fund will change daily based on changes in market prices of securities and market  conditions and in response to other economic events.

     Small-Cap  Stocks.  The Fund invests  mainly in a diversified  portfolio of common  stocks of small-cap  companies to seek capital  appreciation.  Small-cap growth companies could include,  for example,  companies that are developing new products or services,  that have  relatively  favorable  prospects,  or that are expanding  into new and  growing  markets.  They may  provide  new  products  or services  that can  enable  them to  capture  a  dominant  or  important  market position.  They may have a special area of expertise or the  capability  to take advantage  of  changes in  demographic  factors  in a more  profitable  way than larger,  more  established  companies.  They also may meet valuation  parameters
(such as the P/E ratio)  that may  indicate  that they are less  expensive  than other small-cap companies.

     The Manager  considers  small-cap issuers to be those companies with market capitalizations that are less than or equal to the largest company in either the
Russell  2000  or  the  S&P  600  index.   As  of  February  29,  2008,  the
capitalization  of the largest  company in the  Russell  2000 or the S&P 600 index was $7.379  billion.  That  capitalization  limit may change due to market activity affecting the issuers in those indices or changes in the composition of those  indices.

     The Fund's equity investments may be  exchange-traded  or  over-the-counter
securities.   Over-the-counter   securities   may  have  less   liquidity   than
exchange-traded securities.

     To the extent that a fund invests  significantly  in small-cap  securities, because those securities may be traded infrequently, investors may seek to trade fund shares  based on their  knowledge  or  understanding  of the value of those types of securities (this is sometimes referred to as "price  arbitrage").  Such price  arbitrage,  if otherwise  successful,  might interfere with the efficient management of a fund's  portfolio to a greater degree than would be the case for funds  that  invest  in more  liquid  securities,  because  the  fund  may  have difficulty  selling those securities at advantageous  times or prices to satisfy the liquidity  requirements  created by large and/or frequent trading  activity.
Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

     |X|  Investing in Unseasoned  Companies.  The Fund can invest in unseasoned companies.  These are  companies  that have been in  operation  less than  three years,  including the operations of any  predecessors.  Because these  companies have a limited  operating  history and may be more  dependent  on the efforts of individual  managers,  their  securities  may have limited  liquidity  and their prices may be very  volatile.  The Fund currently does not intend to invest more than 20% of its net assets in these securities.

     Newer  companies  typically  retain  a large  part of  their  earnings  for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends,  and may not pay any dividends for some time after the Fund buys their stock.  However, the Fund does not have current income as a goal.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the Internal  Revenue Code and the  Investment  Company Act of 1940,  as amended that apply to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can The Fund's Investment  Objective And Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Shareholders  will receive 60 days advance  notice of any change in the 80% requirement described above under "What Does The Fund Mainly Invest In?"
Fundamental  policies are those that cannot be changed without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental policy.  Investment restrictions that are fundamental policies are listed in the  Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of Additional
Information says that it is.

     Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of the different  types of techniques and  investments  described below.  These  techniques  involve certain risks,  although some are designed to help reduce investment or market risks.

     |X| Other  Equity  Securities.  While the Fund  emphasizes  investments  in common stocks, it may also buy preferred stocks and securities  convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before  common stocks in its claims for dividends and on assets if the issuer is liquidated  or becomes  bankrupt.  While some  convertible  securities  are debt securities,  the  Manager  considers  some of them  to be  "equity  equivalents"
because of the conversion  feature and in that case their rating has less impact on  the  investment  decision  than  in  the  case  of  other  debt  securities.
Nevertheless, convertible securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and
"interest  rate  risk"  (the risk  that the  prices  of the  securities  will be affected  inversely by changes in prevailing  interest rates).  If the Fund buys convertible  securities (or other debt  securities)  it will focus  primarily on investment-grade  securities,  which pose less credit risk than lower-grade debt securities.

     Other Investments. The Fund's investments are not limited only to small-cap issuers. Under normal market conditions, up to 20% of the assets of the Fund can be invested in  securities  of mid and large  capitalization  companies,  if the
Manager believes they offer opportunities for growth.

     Special Risks of Initial Public Offerings (IPOs).  The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued  in IPOs have not  traded  publicly  until  the time of their  offerings.
Special risks  associated  with IPOs may include,  among  others,  the fact that there may be only a limited number of shares  available for trading.  The market for those securities may be unseasoned.  The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares  available  for trading in some IPOs may also make it more  difficult for the Fund to buy or sell  significant  amounts of shares  without an  unfavorable impact on prevailing  prices.  In addition,  some companies  initially  offering their shares  publicly are involved in  relatively  new  industries  or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries  may be regarded as  developmental  stage  companies, without revenues or operating income,  or the near-term  prospects of them. Many
IPOs are by small-or micro-cap companies that are undercapitalized.

     |X|  Foreign  Securities.  The  Fund can buy  securities  of  companies  or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's  assets that may be invested in foreign  securities, the Manager does not currently plan to invest significant  amounts of the Fund's assets in foreign securities.  While foreign securities offer special investment opportunities,  there are also special risks, such as the effects of a change in value of a foreign  currency  against  the U.S.  dollar,  which will result in a change  in the U.S.  dollar  value of  securities  denominated  in that  foreign currency.

     The value of  foreign  investments  may be  affected  by  exchange  control regulations,  currency  devaluations,  expropriation  or  nationalization  of  a company's assets,  foreign taxes, delays in settlement of transactions,  changes in  governmental  economic  or monetary  policy in the U.S. or abroad,  or other political and economic factors.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

     |X|  Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative" investments.  In general terms, a derivative investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest rate or index. In the broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered "derivative" investments. The Fund does not expect to use derivatives to a  significant  degree  and is  not  required  to use  them  in  seeking  its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the  investment  than expected  or its hedge  might be  unsuccessful.  As a result,  the Fund's  share prices  could fall.  Certain  derivative  investments  held by the Fund might be illiquid.

     |X| Hedging.  The Fund can buy and sell certain futures contracts,  put and call options, including options on futures and broadly-based securities indices, swaps,  and forward  contracts.  These  investments  are referred to as "hedging instruments."  The Fund does not  currently use hedging  extensively  and is not required to use hedging instruments to seek its objective.

     The Fund can buy and sell options, swaps, futures and forward contracts for a number  of  purposes.  It might do so to try to  manage  its  exposure  to the possibility  that the prices of its  portfolio  securities  may  decline,  or to establish a position in the  securities  market as a  temporary  substitute  for purchasing individual securities. Forward contracts can be used to try to manage foreign  currency  risks on the Fund's  foreign  investments.  Foreign  currency options can be used to try to protect  against  declines in the dollar  value of foreign  securities  the Fund owns,  or to protect  against an  increase  in the dollar cost of buying foreign securities.

     There are special  risks in  particular  hedging  strategies.  For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover. If an investment that is subject to a covered call written by the Fund increases  in value above the call  price,  the Fund may be required to sell the investment  at the call price and may not be able to realize any gain above that price.  In writing a put,  there is a risk that the Fund may be  required to buy the  underlying  security at a  disadvantageous  price.  If the  Manager  uses a hedging  instrument at the wrong time or judges market  conditions  incorrectly, the hedge might fail and the strategy could reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options positions were not  correlated  with its other  investments or if it could not close out a position because of an illiquid market.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     |X|  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part of the  Oppenheimer  Family of Funds. It invests  in a variety  of  short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be  because  of the wide  variety  of  instruments  that fund  holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of  investments  that would
provide  liquidity.  As  a  shareholder,   the  Fund  will  be  subject  to  its
proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Fund's  advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund  grows:  the Fund pays  0.75% of the first  $200  million of average annual  net  assets,  0.72% of the next  $200  million,  0.69% of the next  $200 million,  0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million.  The Fund's management fee for its fiscal year ended December
31, 2007,  was 0.70% of the Fund's  average  annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X|  Portfolio  Managers.  The Fund's  portfolio  is managed by Nikolaos D.
Monoyios and Mark  Zavanelli who are primarily  responsible  for the  day-to-day management of the Fund's investments.

     Mr. Monoyios has been a manager of the Fund's portfolio since October 2003.
He is a Chartered  Financial Analyst and has been a Senior Vice President of the
Manager since  October  2003. He was a Vice  President of the Manager from April
1998  through  September  2003.  He is an  officer  of other  portfolios  in the
OppenheimerFunds complex.

     Mr.  Zavanelli  is a  Chartered  Financial  Analyst  and  has  been  a Vice
President of the Manager since  November  2000.  Prior to joining the Manager in
May 1998,  Mr.  Zavanelli  was  President of  Waterside  Capital  Management,  a
registered  investment  adviser,  from August 1995 through  April 1998. He is an officer of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of the Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio managers maintain in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

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Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its
servicing   agent,   not   directly   to  the  Fund  or  its   Transfer   Agent.
-------------------------------------------------------------------------------

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the  insurance  company,  generally  by 9:30 a.m.  Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)

designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,               2007               2006             2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   19.15           $  17.18         $  16.05       $  13.44       $   9.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .09 1              .08 1            .04 1          .01 1         (.03)
Net realized and unrealized gain (loss)                    (.30)              2.46             1.51           2.60           4.16
                                                      ------------------------------------------------------------------------------
Total from investment operations                           (.21)              2.54             1.55           2.61           4.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.06)              (.03)              --             --             --
Distributions from net realized gain                       (.68)              (.54)            (.42)            --             --
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.74)              (.57)            (.42)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   18.20           $  19.15         $  17.18       $  16.05       $  13.44
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.21)%            15.00%            9.92%         19.42%         44.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  93,939           $ 81,405         $ 44,820       $ 38,636       $ 27,551
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  94,815           $ 62,659         $ 39,708       $ 30,871       $ 20,271
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.48%              0.46%            0.23%          0.06%         (0.30)%
Total expenses                                             0.73% 4,5,6        0.77% 4,5        0.81% 6        0.83% 6        1.01% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     115%               110%             110%           147%           130%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007      0.73%
      Year Ended December 31, 2006      0.77%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

SERVICE SHARES   YEAR ENDED DECEMBER 31,                   2007              2006            2005          2004           2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   18.98         $   17.06       $   15.97      $   13.40      $    9.29
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .05 1             .04 1            -- 1,2       (.02) 1        (.02)
Net realized and unrealized gain (loss)                    (.29)             2.42            1.51           2.59           4.13
                                                      ----------------------------------------------------------------------------
Total from investment operations                           (.24)             2.46            1.51           2.57           4.11
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.03)               -- 2            --             --             --
Distributions from net realized gain                       (.68)             (.54)           (.42)            --             --
                                                      ----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.71)             (.54)           (.42)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   18.03         $   18.98       $   17.06      $   15.97      $   13.40
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        (1.39)%           14.66%           9.71%         19.18%         44.24%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 821,642         $ 636,430       $ 314,868      $ 173,612      $  62,660
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 766,102         $ 479,456       $ 221,324      $ 112,279      $  25,018
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                               0.23%             0.23%           0.02%         (0.14)%        (0.43)%
Total expenses                                             0.97% 5,6,7       1.00% 5,6       1.04% 7        1.06% 7        1.23% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     115%              110%            110%           147%           130%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Less than $0.005 per share.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007      0.97%
      Year Ended December 31, 2006      1.00%

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     7. Reduction to custodian expenses less than 0.005%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Small Cap Fund(R)/VA

     The following  additional  information  about the Fund is available without charge upon request:

Statement of Additional Information

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108
PR0297.001.0408                       [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                Appendix to prospectus of
                       Oppenheimer Main Street Small Cap Fund(R)/VA
                    (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included in the  prospectus of  Oppenheimer  Main Street
Small Cap Fund(R)/VA  (the "Fund") under the heading "Annual Total Return (as of
December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the nine most recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar Year Ended       Annual Total Returns
        12/31/99                    46.56%
        12/31/00                   -18.34%
        12/31/01                   -0.36%
        12/31/02                   -15.75%
        12/31/03                   44.36%
        12/31/04                   19.42%
       12/31/05                    9.92%
       12/31/06                    15.00%
       12/31/07                    -1.21%

Oppenheimer
MidCap Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer MidCap Fund/VA is a mutual fund that seeks capital appreciation by investing in "growth type" companies.  It currently emphasizes investments in common stocks of companies having a market capitalization between $2 billion and
$11.5 billion.

     Shares of the Fund are sold only as the underlying  investment for variable life insurance policies,  variable annuity contracts and other insurance company separate  accounts.  A prospectus  for the  insurance  product you have selected accompanies  this prospectus and explains how to select shares of the Fund as an investment  under that  insurance  product,  and  whether  you are  eligible  to purchase Service Shares of the Fund.

     This prospectus contains important  information about the Fund's objective, investment policies, strategies and risks. Please read this prospectus (and your insurance  product  prospectus)  carefully  before  you invest and keep them for future reference about your account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                                      (OppenheimerFunds Logo)

Contents

             About the Fund

             The Fund's Investment Objective and Principal Investment Strategies

             Main Risks of Investing in the Fund

             The Fund's Past Performance

             Fees and Expenses of the Fund

             About the Fund's Investments

             How the Fund is Managed

             Investing in the Fund

             How to Buy and Sell Shares

             Dividends, Capital Gains and Taxes

             Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What  is  the  Fund's   Investment   Objective?   The  Fund  seeks  capital
appreciation by investing in "growth type" companies.

     What Does the Fund  Mainly  Invest  In? The Fund  invests  mainly in equity securities,  such as common and preferred stocks and securities convertible into common stock. It invests primarily in equity securities of U.S. companies. Under normal market conditions, as a non-fundamental policy, the Fund invests at least
80% of its net  assets  (plus  borrowings  for  investment  purposes)  in equity securities of companies that have a market  capitalization of between $2 billion and $11.5 billion (referred to as "mid-cap" stocks). The Fund's  non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by the Fund's Board of Trustees without first providing  shareholders
60 days' written notice.

     |X| How Does the Portfolio  Manager Decide What  Securities to Buy or Sell?
The Fund's portfolio manager looks for high-growth companies using a "bottom-up"
stock  selection  process.  The  "bottom-up"  approach  focuses  on  fundamental analysis of individual  issuers before considering  overall economic,  market or industry trends. The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock  appreciation.
The  portfolio  manager  also  looks for  companies  with  revenues  growing  at above-average rates that might support and sustain above-average earnings. While this  process and the  inter-relationship  of the  factors  used may change over time, and its implementation may vary in particular cases, the portfolio manager currently  searches  primarily  for stocks of  companies  having  the  following characteristics:

     o Market capitalization between $2 billion and $11.5 billion;

     o What the portfolio  manager believes to be an above-average  rate of high quality, sustainable growth;

     o Experienced management teams with proven records;

     o Industry leaders with competitive advantages;

     o High quality companies with strong financials including low debt.

     If the  portfolio  manager  discerns a slowdown in the  company's  internal revenue  growth or  earnings  growth or a  negative  movement  in the  company's fundamental economic condition, he will consider selling that stock if there are other  investment  alternatives  that  offer  what  he  believes  to  be  better appreciation possibilities.

     Who is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the greater risks of short-term share price  fluctuations that are typical for a growth fund  focusing on mid-cap stock  investments.  The Fund does not seek current income and the income from its investments  will likely be small.  It is not designed for investors  needing current income or preservation of capital. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors  described below.
There is also the risk that poor  security  selection  by the Fund's  investment adviser,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the  Fund  to underperform other funds having similar objectives.

     RISKS OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their short-term  volatility at times may be great. Because the Fund invests primarily in common stocks,  the value of the Fund's portfolio will be affected by changes in the stock markets and special economic and other factors that might primarily affect the prices of mid-cap  stocks in the market.  Market risk will affect the
Fund's net asset  value per share,  which  will  fluctuate  as the values of the
Fund's portfolio securities change. A variety of factors can affect the price of a particular  stock and the prices of  individual  stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.

     SPECIAL  RISKS OF MID-CAP  STOCKS.  While stocks of mid-cap  companies  may
offer  greater  capital   appreciation   potential  than  investments  in  large
capitalization  companies,  they may also present greater risks.  Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations.  They tend to have lower trading volumes than large  capitalization  securities.  As a result, they may experience more abrupt and erratic price movements.

     Since mid-cap companies typically reinvest a high proportion of earnings in their own  businesses,  they may lack the  dividend  yield that can help cushion their total  return in a declining  market.  Many  mid-cap  stocks are traded in over-the-counter  markets and therefore may be less liquid than stocks of larger exchange-traded  issuers.  That  means the Fund could  have  greater  difficulty selling a  security  at an  acceptable  price,  especially  in periods of market volatility, which increases the potential for losses to the Fund.

     RISKS OF GROWTH  STOCKS.  Stocks of growth  companies,  particularly  newer companies,  may offer  opportunities for greater long-term capital  appreciation but may be more volatile than stocks of larger, more established companies. They have  greater  risks if the  company's  earnings  growth or stock price fails to increase as expected.

     INDUSTRY  AND SECTOR  FOCUS.  At times the Fund may  increase  the relative emphasis of its  investments in a particular  industry or sector.  The prices of stocks of  issuers  in a  particular  industry  or sector  may go up and down in response to changes in economic conditions, government regulations, availability of basic  resources  or supplies,  or other events that affect that  industry or sector more than  others.  To the extent that the Fund  increases  the  relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

     How Risky is the Fund Overall?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     The Fund focuses its investments on mid-cap equity securities for long-term growth,  and in the short term,  they can be  volatile.  The price of the Fund's shares  can go up and  down  substantially.  The  Fund  generally  does  not use income-oriented investments to help cushion the Fund's total return from changes in  stock  prices,  except  for  defensive  purposes.  In  the  OppenheimerFunds spectrum,  the Fund is an aggressive investment vehicle,  designed for investors willing to assume greater risks in the hope of achieving  greater gains.  In the short-term  the Fund may be less  volatile than  small-cap and emerging  markets stock funds,  but it may be subject to greater  fluctuations in its share prices than funds that emphasize large  capitalization  stocks,  or funds that focus on both stocks and bonds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from year to year for the last ten calendar years and by showing how the average annual total  returns of the Fund's shares  compare to those of two  broad-based market indices.  Because the Fund's Service Shares are subject to a service fee, their performance is expected to be lower for any given period.  The Fund's past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

Annual Total Returns (as of December 31 each year)

     [See  appendix to  prospectus  for data in bar chart  showing  annual total returns]  Charges  imposed by the separate  accounts that invest in the Fund are not  included  in the  calculations  of return in this bar  chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  for a calendar  quarter was 45.84% (4th Q'99) and the lowest return
(not annualized) for a calendar quarter was -31.01% (4th Q'00).

------------------------------------ -------------------------- --------------------------- --------------------------
Average Annual Total Returns for

the periods ended December 31, 2007           1 Year                     5 Years                    10 Years
                                                                (or life of class if less)    (or life of class if

                                                                                                      less)
------------------------------------ -------------------------- --------------------------- --------------------------
------------------------------------ -------------------------- --------------------------- --------------------------

Oppenheimer MidCap Fund/VA                     6.33%                      13.09%                      5.33%
Non-Service Shares (inception

date: 8/15/86)
------------------------------------ -------------------------- --------------------------- --------------------------
------------------------------------ -------------------------- --------------------------- --------------------------

Oppenheimer MidCap Fund/VA Service             6.04%                      12.81%                     -5.73%
Shares (inception date: 10/16/00)

------------------------------------ -------------------------- --------------------------- --------------------------
------------------------------------ -------------------------- --------------------------- --------------------------

S&P 500 Index                                  5.49%                      12.82%                      5.91%
                                                                                                     2.11%*

------------------------------------ -------------------------- --------------------------- --------------------------
------------------------------------ -------------------------- --------------------------- --------------------------

Russell Midcap(R)Growth Index                  11.43%                      17.90%                      7.59%
                                                                                                     1.18%*

------------------------------------ -------------------------- --------------------------- --------------------------

     *  From 10/31/2000.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to the S&P 500 Index,  an unmanaged index of equity securities that is a measure of the general domestic stock market and the
Russell  Midcap(R)Growth  Index,  an  unmanaged  index of  medium-capitalization domestic growth stocks. The indices performance includes  reinvestment of income but does not reflect transaction costs, fees or expenses. The Fund's investments vary from those in the indices.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
                                                         Non-Service Shares                  Service Shares
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Management Fees                                                0.68%                             0.68%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Distribution and Service (12b-1) Fees                           None                             0.25%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Other Expenses                                                 0.01%                             0.03%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Total Annual Operating Expenses                                0.69%                             0.96%

------------------------------------------------ ----------------------------------- -------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation  described  above.  The Fund also receives  certain  credits from the
Fund's custodian that,  during the fiscal year,  reduced its custodial  expenses for both  classes  less than  0.01% of average  daily net  assets.  After  these waivers and credits,  the "Other Expenses" and "Total Annual Operating Expenses"
were the same as shown above.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------
Non-Service Shares                             $71               $221              $385              $861
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $98               $307              $533             $1,184

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different  investments  will vary over time based on the
Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described in this prospectus.  The  Statement of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The
Fund  attempts  to reduce  its  exposure  to market  risks by  diversifying  its investments,  that is, by not holding a  substantial  percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one  company.  Also,  the Fund  does not  concentrate  25% or more of its assets in companies in any one industry.  However, changes in the overall market prices of  securities  can occur at any time.  The share prices of the Fund will change  daily  based on  changes  in market  prices  of  securities  and  market conditions, and in response to other economic events.

     Mid-Cap Stock Investments.  Mid-cap companies are those that have completed their initial  start-up cycle,  and in many cases have  established  markets and developed  seasoned  management teams. The portfolio manager searches for stocks of mid-cap  companies that have the financial  stability  approximating  that of
larger  companies  and  the  high  growth  potential   associated  with  smaller
companies. The portfolio manager will not normally invest in stocks of companies in "turnaround"  situations until the company's operating  characteristics  have improved.

     In general,  growth companies tend to retain a large part of their earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying  dividends,  and may not pay any dividends for some time. They are selected for the Fund's  portfolio  because the Manager  believes the price of the stock will increase over the long term.

     The Fund's  investments are not limited only to mid-cap issuers,  and under normal market  conditions  the Fund can invest up to 20% of its net assets (plus borrowings  for  investment  purposes)  in stocks of  companies  in other market capitalizations, if the Manager believes they offer opportunities for growth.

     The Fund  measures  the market  capitalization  of an issuer at the time of investment to determine if it fits within the Fund's mid-cap definition. Because the relative  sizes of companies  change over time as the stock market  changes, the Fund's  definition  of what is a  "mid-cap"  company may change over time as well.  Also, as  individual  companies  grow,  they may no longer fit within the
Fund's  definition of a "mid-cap" issuer after the Fund buys their stock.  While
the  Fund  is  not   required  to  sell  stocks  of   companies   whose   market
capitalizations  grow beyond the Fund's  mid-cap  definition,  the Manager might sell some of those  holdings  to try to lower the median  capitalization  of its portfolio  (measured on a dollar weighted  basis).  This could cause the Fund to
realize  capital  gains  on  its  investments,   which  could  increase  taxable
distributions  to  shareholders.  Of course,  there is no assurance that mid-cap stocks will grow in value.

     Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business  cycle by investing  in  companies  that are  sensitive to those changes if the Manager believes they have growth  potential.  For example,  when the economy is expanding,  companies in the consumer  cyclicals  and  technology sectors may benefit and offer long-term growth  opportunities.  The Fund focuses on seeking growth over the long term, but may seek to take tactical advantage of
short-term   market  movements  or  events  affecting   particular   issuers  or
industries.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the Internal  Revenue Code and the Investment  Company Act of 1940 that apply to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies are those that cannot be changed  without the approval  of a majority  of the Fund's  outstanding  voting  shares.  The Fund's objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy or technique is not fundamental  unless this prospectus or the
Statement of Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of the different  types of techniques and  investments  described below.  These techniques have certain risks,  although some are designed to help reduce overall investment or market risks.

     Other Equity  Securities.  While the Fund emphasizes  investments in common stocks,  it can also buy preferred stocks,  warrants and securities  convertible into common  stock.  The Manager  considers  some  convertible  securities to be
"equity  equivalents"  because of the conversion  feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

     The Fund  will not  invest  more than 5% of its net  assets in  convertible securities  that are rated below  investment  grade by a  nationally  recognized rating  organization  such as Moody's  Investors  Service or that are assigned a comparable  rating  by the  Manager.  "Investment  grade"  securities  are  debt securities in the four highest ratings  categories of ratings  organizations  or unrated  securities  assigned a comparable  rating by the  Manager.  Lower-grade securities  may be subject to greater market  fluctuations  and risks of loss of
income   and   principal   and  have  less   liquidity   than   investments   in
investment-grade  securities.  Debt  securities  are subject to credit risk (the risk that the issuer will not make timely  payments of interest  and  principal)
and  interest  rate risk (the risk that the value of the  security  will fall if interest rates rise).

     Investing  in Small,  Unseasoned  Companies.  The Fund can invest in small, unseasoned companies.  These are companies that have been in operation less than three years, including the operations of any predecessors.  These securities may have limited liquidity, which means that the Fund might not be able to sell them quickly at an acceptable price. Their prices may be very volatile, especially in the short term.

     Special Risks of Technology  Stocks. The Fund may also invest in technology companies.  The  types of  companies  the  Manager  considers  to be  technology companies  can be  expected to change over time as  developments  in  technology occur. To the extent the Fund is invested in stocks of technology companies, the value of the  Fund's  shares  is  particularly  vulnerable  to  risks  affecting
technology   companies  and/or  companies  having   investments  in  technology,
including market and economic events that affect those technology companies.

     The stock  prices of  technology  companies  during the past few years have been  highly  volatile,  largely  due to the rapid  pace of  product  change and development within this sector.  This phenomenon may also result in future stock price  volatility.  In  addition,  technologies  that are  dependent on consumer demand  may  be  more  sensitive  to  changes  in  consumer  spending  patterns.
Technology companies focusing on the information and telecommunications  sectors may also be subject to  international,  federal and state regulations and may be adversely affected by changes in those regulations.

     Foreign  Investing.  The Fund can buy securities in any country,  including developed  countries and emerging markets.  The Fund has no limits on the amount of its assets  that can be invested  in foreign  securities,  but has adopted an operating  policy limiting its  investments in foreign  securities to 25% of its total assets. It does not expect to invest substantial  amounts of its assets in foreign stocks.

     Special  Risks of Foreign  Investing.  While foreign  securities  may offer special  investment  opportunities,  there are also special risks. The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar  value of  securities  denominated  in that  foreign  currency.
Foreign   issuers  are  not  subject  to  the  same  accounting  and  disclosure
requirements  that  U.S.   companies  are  subject  to.  The  value  of  foreign
investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad,  or other political and economic  factors.  Securities in underdeveloped countries may be more  difficult to sell and their prices may be more  volatile.
These risks could cause the prices of foreign stocks to fall and could therefore decrease the Fund's share prices.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Derivative Investments.  The Fund can invest in a number of different kinds of  "derivative"  investments.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or index.  In the  broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered  "derivative"  investments.  In  addition  to using  derivatives  for hedging, the Fund might use other derivative  investments because they offer the potential for increased  value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

     Derivatives have special risks. If the issuer of the derivative  investment does not pay the  amount  due,  the Fund can lose money on the  investment.  The underlying  security or  investment on which the  derivative  is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.
Interest rate and stock market changes in the U.S. and abroad may also influence the  performance  of  derivatives.  As a result of these  risks,  the Fund could realize less principal or income from the investment  than expected or its hedge might be  unsuccessful.  If that  happens,  the Fund's  share prices could fall.
Certain derivative investments held by the Fund may be illiquid.

     Hedging.  The Fund can buy and sell certain  futures  contracts,  put and call options, including options on futures and broadly-based securities indices, swaps, forward contracts and other derivative instruments. These investments are referred to as "hedging  instruments." The Fund has limits on its use of hedging instruments,  does not currently use hedging  extensively and is not required to use hedging  instruments  to seek its  objective.  The Fund does not use hedging instruments for speculative purposes.

     The Fund can buy and sell hedging instruments for a number of purposes.  It might do so to try to manage its exposure to the possibility  that the prices of its  portfolio  securities  may  decline,  or to  establish  a  position  in the
securities   market  as  a  temporary   substitute  for  purchasing   individual
securities.  Forward  contracts  can be used to try to manage  foreign  currency risks on the Fund's foreign investments. Foreign currency options can be used to try to protect  against  declines in the dollar value of foreign  securities the
Fund  owns,  or to  protect  against an  increase  in the dollar  cost of buying foreign securities.

     There are special  risks in  particular  hedging  strategies.  For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover. If an investment that is subject to a covered call written by the Fund increases  in value above the call  price,  the Fund may be required to sell the investment  at the call price and may not be able to realize any gain above that price.  In writing a put,  there is a risk that the Fund may be  required to buy the  underlying  security  at a  disadvantageous  price.  The  Fund  could  also experience  losses if the prices of its futures and options  positions  were not correlated  with its other  investments  or if it could not close out a position because of an illiquid market.  If the Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return.

     Loans of  Portfolio  Securities.  The Fund may make loans of its  portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     Investments  in Oppenheimer  Institutional  Money Market Fund. The Fund can
invest its free cash  balances  in Class E shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company Act of 1940, as amended and is part of the  Oppenheimer
Family  of  Funds.  It  invests  in  a  variety  of  short-term,   high-quality,
dollar-denominated  money  market  instruments  issued  by the U.S.  Government, domestic  and foreign  corporations,  other  financial  institutions,  and other entities.  Those  investments  may  have  a  higher  rate  of  return  than  the investments  that would be  available  to the Fund  directly.  At the time of an investment,  the Manager cannot always predict what the yield of the Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional  Money Market  Fund's Class E shares,  including its advisory fee.
However,  the  Manager  will waive a portion of the Fund's  advisory  fee to the extent  of the  Fund's  share  of the  advisory  fee  paid  to  the  Manager  by
Oppenheimer Institutional Money Market Fund.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. Government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     Portfolio  Turnover.  The Fund may engage in active and frequent trading to try to achieve its  objective.  It might have a turnover  rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
0.72% of the next $200  million,  0.69% of the next $200  million,  0.66% of the next $200 million,  0.60% of the next $700 million,  and 0.58% of average annual net assets  over $1.5  billion.  The Fund's  management  fee for its fiscal year ended  December 31, 2007,  was 0.68% of the Fund's average annual net assets for each class of shares.

     A discussion  regarding the basis for the Board of Trustees approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X| Portfolio  Manager.  The Fund's  portfolio is managed by Richard Royce, who is  primarily  responsible  for  the  day-to-day  management  of the  Fund's investments.  Mr. Royce has been portfolio  manager of the Fund since June 2007.
Prior  to  joining  the  Manager  in  2007,  Mr.  Royce  was a  Vice  President,
co-portfolio  manager  and  technology  and media  analyst  at JP  Morgan  Asset
Management  from November 1998 to April 2007.  Prior to that time, Mr. Royce was an investment analyst at Mark Asset Management. Mr. Royce is a portfolio manager of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the portfolio  manager's  compensation,  other accounts he manages and his ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio manager maintains in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the  insurance  company,  generally  by 9:30 a.m.  Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,           2007                2006             2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     50.85         $     49.39       $    43.97     $     36.71     $     29.23
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.02) 1             (.02) 1          (.12) 1         (.15) 1         (.15)
Net realized and unrealized gain                       3.24                1.48             5.54            7.41            7.63
                                                ------------------------------------------------------------------------------------
Total from investment operations                       3.22                1.46             5.42            7.26            7.48
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     54.07         $     50.85       $    49.39     $     43.97     $     36.71
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.33%               2.96%           12.33%          19.78%          25.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 1,002,442         $ 1,054,809       $1,227,881     $ 1,209,459     $ 1,113,743
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 1,045,592         $ 1,135,831       $1,177,979     $ 1,124,874     $ 1,041,584
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.04)%             (0.04)%          (0.26)%         (0.39)%         (0.43)%
Total expenses                                         0.69% 4,5,6         0.69% 4,5        0.69% 6         0.69% 6         0.70% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 112%                 56%              32%             53%            154%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2007          0.69%
      Year Ended December 31, 2006          0.69%

     5. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     6. Reduction to custodian expenses less than 0.005%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES   YEAR ENDED DECEMBER 31,               2007                2006             2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    50.19          $    48.87       $    43.64      $    36.54      $    29.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.17) 1             (.16) 1          (.25) 1         (.27) 1           -- 2
Net realized and unrealized gain                       3.20                1.48             5.48            7.37            7.41
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       3.03                1.32             5.23            7.10            7.41
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    53.22          $    50.19       $    48.87      $    43.64      $    36.54
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     6.04%               2.70%           11.99%          19.43%          25.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   47,270          $   47,131       $   36,551      $   24,151      $   11,698
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   49,421          $   44,273       $   28,798      $   17,579      $    3,858
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (0.31)%             (0.33)%          (0.54)%         (0.68)%         (0.72)%
Total expenses                                         0.96% 5,6,7         0.97% 5,6        0.97% 7         0.99% 7         0.95% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 112%                 56%              32%             53%            154%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Less than $0.005 per share.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007         0.96%
       Year Ended December 31, 2006         0.97%

     6. Voluntary waiver or reimbursement of indirect  management fees less than
0.005%.

     7. Reduction to custodian expenses less than 0.005%.

--------------------------------------------------------------------------------
INFORMATION AND SERVICES

--------------------------------------------------------------------------------
For More Information on Oppenheimer MidCap Fund/VA
--------------------------------------------------------------------------------

     The following  additional  information  about the Fund is available without charge upon request:

--------------------------------------------------------------------------------

Statement of Additional Information

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

--------------------------------------------------------------------------------

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

By Telephone:

------------------------------------------

Call OppenheimerFunds Services toll-free:
1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
------------------------------------------
Denver, Colorado 80217-5270

------------------------------------------

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0620.001.0408

[logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                           Appendix to Prospectus of
                          Oppenheimer MidCap Fund/VA
                 (a series of Oppenheimer Variable Account Funds)

     Graphic material  included in the prospectus of Oppenheimer  MidCap Fund/VA
(the  "Fund")  under the heading  "Annual  Total  Return (as of December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar               Annaul
Year                   Total
Ended                  Returns

12/31/98              12.36%
12/31/99              83.60%
12/31/00             -11.24%
12/31/01             -31.27%
12/31/02             -27.79%
12/31/03              25.59%
12/31/04              19.78%
12/31/05              12.33%
12/31/06               2.96%
12/31/07               6.33%

Oppenheimer Money Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer  Money  Fund/VA is a money market  mutual fund.  Its goal is to seek the maximum current income from investments in money market securities that is consistent with low capital risk and maintenance of liquidity.

     Shares of the Fund are sold only as an underlying  investment  for variable life insurance policies,  variable annuity contracts and other insurance company separate  accounts.  A prospectus  for the  insurance  product you have selected accompanies  this prospectus and explains how to select shares of the Fund as an investment under that insurance product.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            INVESTING IN THE FUND

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What is the Fund's  Investment  Objective?  The Fund seeks maximum  current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

     What Does the Fund Mainly Invest In? The Fund invests in a variety of money
market   securities  to  seek  current  income.   Money  market  securities  are
short-term,  high  quality  debt  instruments  issued  by the  U.S.  government, domestic and foreign  corporations,  financial  institutions and other entities.
They include, for example, bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

     "High  quality"  instruments  must  be  rated  in one of  the  two  highest credit-quality  categories for short-term  securities by at least two nationally recognized  rating services (or by one, if only one rating service has rated the security).  If unrated,  a security must be determined by the Fund's  investment manager, OppenheimerFunds,  Inc. (the "Manager"), to be of comparable quality to securities rated in one of the two highest credit-quality categories.

     Who is the Fund Designed  For? The Fund's  shares are available  only as an underlying  investment  option for certain  variable  annuities,  variable  life insurance  policies and  insurance  company  separate  accounts.  The Fund is an option under those  insurance  products for investors who want to earn income at current money market rates while preserving the value of their  investment.  The
Fund  seeks to keep its  share  price  stable at  $1.00.  Income  on  short-term securities tends to be lower than income on longer-term debt securities, so that the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund does not invest for the purpose of seeking capital  appreciation or gains. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have  risks to some  degree.  Funds  that  invest in debt obligations  for income may be subject to credit risks and interest  rate risks.
Credit  risk is the risk that the  issuer  might  not make  timely  payments  of interest on the security or repay  principal when it is due.  Interest rate risk is the risk that prices of debt securities are subject to change when prevailing interest  rates change.  For example,  when interest  rates rise,  the values of already-issued  debt  securities  generally fall and they may sell at a discount from  their  face  amount.  However,  the Fund's  investments  must meet  strict standards set by its Board of Trustees as well as special rules for money market funds under federal law. Those rules require the Fund to maintain:

     o high credit quality in its portfolio,

     o a short  average  portfolio  maturity to reduce the effects of changes in interest rates on the value of the Fund's securities,

              and

     o  diversification  of the Fund's  investments  among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

     Even so,  there are risks  that any of the Fund's  holdings  could have its credit rating  downgraded,  or that the issuer could  default,  or that interest rates could rise sharply,  causing the value of the Fund's  investments (and its share price) to fall. If insurance products holding Fund shares redeem them at a rate  greater  than  anticipated  by the  Manager,  the Fund  might have to sell portfolio  securities prior to their maturity at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. Also, there is the risk that the value of your investment  could be eroded over time by the effects of  inflation,  or that poor  security  selection by the Manager could cause the
Fund to underperform other funds that have a similar objective.

     An  investment  in the Fund is not  insured or  guaranteed  by the  Federal
Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to  preserve  the  value of your  investment  at $1.00  per  share,  it is possible to lose money by investing in the Fund.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last ten calendar  years and average  annual total  returns for 1, 5 and 10 year periods.  Variability  of returns is one measure of the risks of  investing in a money market fund. The Fund's past investment  performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns.]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart. If those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  for a calendar  quarter was 1.59% (2nd Q '00) and the lowest return
(not  annualized)  for a calendar  quarter was 0.17% (3rd & 4th Q '03, 2nd Q
'04).

----------------------------------------------- ---------------------- ---------------------- ----------------------
Average Annual Total Returns

for the periods ended December 31, 2007                1 Year                 5 Years               10 Years

----------------------------------------------- ---------------------- ---------------------- ----------------------
----------------------------------------------- ---------------------- ---------------------- ----------------------
Oppenheimer Money Fund/VA

(inception 4/3/85)                                      4.98%                  2.85%                  3.59%

----------------------------------------------- ---------------------- ---------------------- ----------------------

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains distributions have been reinvested in additional shares. The total returns are not the Fund's current yield.  The Fund's current yield more closely reflects the Fund's current  earnings.  To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.225.5677.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly for management of its assets,  administration  and other  services.  Those  expenses  are  subtracted  from the  Fund's  assets  to calculate the Fund's net asset value per share. All  shareholders  therefore pay those expenses  indirectly.  The numbers below are based on the Fund's  expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------- -------------------------------------------------------
Management Fees                                                                       0.45%
------------------------------------------------------------- -------------------------------------------------------
------------------------------------------------------------- -------------------------------------------------------
Distribution and Service (12b-1) Fees                                                  None
------------------------------------------------------------- -------------------------------------------------------
------------------------------------------------------------- -------------------------------------------------------

Other Expenses                                                                        0.05%

------------------------------------------------------------- -------------------------------------------------------
------------------------------------------------------------- -------------------------------------------------------

Total Annual Operating Expenses                                                       0.50%

------------------------------------------------------------- -------------------------------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year.  That  undertaking may be amended or withdrawn at any time.  For the Fund's  fiscal year ended  December 31, 2007, the transfer agent fees did not exceed the expense limitation described above.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------- ----------------- ---------------- -------------------
       1 Year             3 Years           5 Years           10 Years
--------------------- ----------------- ---------------- -------------------
--------------------- ----------------- ---------------- -------------------

        $51                 $161             $280               $630

--------------------- ----------------- ---------------- -------------------

About the Fund's Investments

     The Fund's Principal Investment  Policies.  The Fund invests in short-term, high quality debt instruments that must meet standards  established by its Board of Trustees as well as special  rules that apply to money market funds under the
Investment  Company Act of 1940, as amended (the "Investment  Company Act"). The allocation  of the  Fund's  portfolio  among the  different  types of  permitted investments will vary over time based on the Manager's  evaluation of investment opportunities.  The  Fund's  portfolio  might  not  always  include  all  of the different  types of  investments  described  below.  The Statement of Additional
Information  contains  more  detailed  information  about the Fund's  investment policies and risks.

     The  Manager  tries to  reduce  risks by  diversifying  investments  and by carefully  researching  investments  before the Fund buys them.  The rate of the
Fund's income will vary from day to day, generally reflecting changes in overall short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

     What does the Fund Invest In? Money  market  securities  are  high-quality, short-term debt instruments that may be issued by the U.S. government,  domestic and foreign corporations,  financial  institutions and other entities.  They may have fixed,  variable or floating interest rates. All of the Fund's  investments must meet special quality,  maturity and diversification  requirements under the
Investment  Company Act and the standards set by the Fund's Board. The following is a brief  description  of the types of money  market  securities  the Fund can invest in.

     |X| U.S. Government Securities.  These are obligations issued or guaranteed
by  the  U.S.   government  or  any  of  its  agencies  or   federally-chartered
corporations, referred to as "instrumentalities." Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Some U.S. government  securities are  supported  by the right of the  issuer to  borrow  from the U.S.  Treasury.
Others may be supported only by the credit of the agency or instrumentality. The
Fund's  investments in U.S.  government  securities does not mean that its share price or returns are guaranteed or backed by the U.S. government.

     |X| Bank Obligations. The Fund can invest in time deposits, certificates of deposit and  bankers'  acceptances  issued by U.S. or foreign  banks,  including foreign  branches of U.S. banks.  These  obligations must be denominated in U.S.
dollars.  Securities of foreign banks must be payable in the United States or in other locations approved by the Fund's Board. Securities issued by foreign banks have investment  risks different from  obligations of domestic  branches of U.S.
banks.

     |X|  Commercial  Paper.   Commercial  paper  is  a  short-term,   unsecured
promissory note of a domestic or foreign company or other financial firm.

     |X| Corporate  Debt  Obligations.  The Fund can invest in other  short-term corporate debt obligations, besides commercial paper.

     |X| Floating  Rate/Variable  Rate Notes.  The Fund can purchase  notes that have  floating or variable  interest  rates.  Variable  rates are  adjustable at stated periodic intervals.  Floating rates are adjusted automatically  according to a specified  market rate or  benchmark,  such as the prime rate of a bank. If the maturity of a note is more than 397 days, the Fund can buy it only if it has a demand  feature.  That feature  must permit the Fund to recover the  principal amount  of the note on not more than  thirty  days'  notice  at any time,  or at specified times not exceeding 397 days from the date of purchase.

     |X| Other  Money  Market  Obligations.  The Fund can invest in  obligations other than those listed above if they are  guaranteed as to their  principal and interest by a domestic bank or by a corporation  whose  commercial  paper may be purchased by the Fund.

     The Fund can buy  other  money  market  instruments  under  Board  approved policies. They must be U.S. dollar-denominated,  short-term investments that the
Manager has determined have minimal credit risks.

     What  Credit  Quality  and  Maturity  and  Standards  Apply  to the  Fund's
Investments?  The Fund may buy only those  securities that meet standards set by the Board of Trustees and in the Investment  Company Act for money market funds.
The Fund's Board has adopted  procedures to evaluate  securities  that are being considered for the Fund's  portfolio and the Manager has the  responsibility  to implement those procedures when selecting investments for the Fund.

     In general,  the Fund buys only  high-quality  investments that the Manager believes  present  minimal  credit risk at the time of purchase.  "High-quality"
investments are:

     o rated  in one of the two  highest  short-term  rating  categories  of two national rating organizations, or

     o  rated  by one  rating  organization  in one of its  two  highest  rating categories (if only one rating organization has rated the investment), or

     o unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

     At least 95% of the Fund's assets must be invested in securities of issuers with the highest credit rating.  These  procedures  also limit the percentage of the Fund's  assets  that can be  invested  in the  securities  of any one issuer
(other than the U.S. government, its agencies and instrumentalities),  to spread the Fund's investment risks.  Generally,  a security's  maturity must not exceed
397 days.  Finally,  the Fund must maintain an average portfolio maturity of not more than 90 days.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the  Internal  Revenue  Code  and the  Investment  Company  Act  that  apply  to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  policies without shareholder  approval, although significant changes will be described in amendments to this prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy.  Investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this  prospectus or the Statement of Additional  Information says that it is.

     Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of them. These techniques involve certain risks, although some of them are  designed  to help  reduce  overall  investment  or market  risks.  The
Statement of  Additional  Information  contains more  information  about some of these practices.

     |X|   Asset-Backed   Securities.   The  Fund  can  invest  in  asset-backed
securities.  These are fractional  interests in pools of consumer loans or other trade receivables,  such as credit card or auto loan receivables,  which are the obligations  of a number of different  parties.  The income from the  underlying pool is passed through to holders, such as the Fund.

     These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee (by a bank or broker) or a preference right. However, the credit  enhancement may apply only to a fraction of the security's value. If the issuer of the  security  has no  security  interest  in the assets that back the pool, there is a risk that the Fund could lose money if the issuer defaults.

     |X| Repurchase  Agreements.  The Fund can enter into repurchase agreements.
In a repurchase  transaction,  the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund's repurchase agreements must be fully  collateralized.  However,  if the vendor  fails to pay the resale price on the  delivery  date,  the Fund might  incur costs in  disposing  of the collateral and might  experience  losses if there is any delay in its ability to do so.  There is no limit on the amount of the  Fund's  net  assets  that may be subject to  repurchase  agreements  of seven days or less. It cannot invest more than 10% of its net assets in repurchase  agreements maturing in more than seven days.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain  adequate  liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of the first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund  grows:  the Fund pays  0.450% of the first $500  million of average annual  net  assets,  0.425% of the next $500  million,  0.400% of the next $500 million,  and 0.375% of average annual net assets in excess of $1.5 billion. The
Fund's  management fee for its fiscal year ended December 31, 2007, was 0.45% of the Fund's average annual net assets.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X| Portfolio  Managers.  The Fund's portfolio is managed by Barry D. Weiss and Carol E. Wolf who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Weiss has been a Vice President of the Fund and a manager of the Fund's portfolio  since July 2001.  Mr. Weiss has been a Vice  President of the Manager since July 2001 and of HarbourView Asset Management  Corporation since June 2003 and is an officer of other portfolios in the  OppenheimerFunds  complex.  He was formerly  Assistant Vice President and Senior Credit Analyst of the Manager from
February 2000 through June 2001.  Prior to joining the Manager in February 2000, he was Associate  Director,  Structured  Finance,  at Fitch IBCA Inc. from April
1998 through February 2000.

     Ms. Wolf has been a Vice  President of the Fund and a manager of the Fund's portfolio  since July 1998.  Ms.  Wolf has been a Senior Vice  President  of the
Manager since June 2000 and of HarbourView  Asset Management  Corporation  since
June 2003 and is an officer of other portfolios in the OppenheimerFunds complex.
She was formerly Vice President of the Manager from June 1990 through June 2000.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other  investment  product.  The Fund  reserves the right to refuse any purchase order when the Manager  believes it would be in the Fund's best  interests to do
so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio managers maintain in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive  short-term trading activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The net asset value normally will remain at $1.00 per share.  However,  there are no guarantees that the Fund will be able to maintain a net asset value of $1.00 per share. The Fund does not impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable annuity, variable life or other contract  through  which Fund shares are  purchased,  they are  described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates  the net asset value per share as of the close of the New York Stock  Exchange (the "NYSE"),  on each day the NYSE is open for trading  (referred to in this prospectus as a "regular  business day").
The NYSE normally  closes at 4:00 p.m.,  Eastern time,  but may close earlier on some days. All references to time in this prospectus mean "Eastern time."

     The net asset value per share is  determined  by dividing  the value of the
Fund's net assets by the number of shares that are  outstanding.  Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine the Fund's net asset value.

     If, after the close of the principal market on which a security held by the
Fund is traded,  and before the time the Fund's  securities are priced that day, an event occurs that the Manager deems likely to cause a material  change in the value of such security, the Fund's Board has authorized the Manager,  subject to the Board's  review,  to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the insurance company,  generally by 9:30 a.m. on the next regular business day at the offices of its Transfer Agent in Colorado.

     Classes  of Shares.  The Fund  currently  offers one class of shares.  This class of shares has no class  "name"  designation,  but is  referred  to in this prospectus as "Non-Service" Shares. There are currently no outstanding shares of any other share class of the Fund.

     Distribution  and Service Plan. The Fund has not adopted a Distribution and
Service Plan for shares offered in this prospectus.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of
theFinancial Industry Regulatory Authority (FINRA),  formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the insurance company's account the next business day after the Fund receives the order (and no later than seven days after the Fund's  receipt of the order).
Under  unusual   circumstances   determined  by  the   Securities  and  Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends monthly.  To maintain a net asset  value of $1.00 per  share,  the Fund  might  withhold  dividends  or make distributions  from  capital  or  capital  gains.  Daily  dividends  will not be declared or paid on newly purchased  shares until Federal Funds are available to the Fund from the purchase payment for such shares.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically in additional Fund shares at net asset value for the participating insurance company's separate account (unless the participating insurance company elects to have dividends or distributions paid in cash).

     Capital  Gains.  The Fund  normally  holds its  securities  to maturity and therefore  will not usually pay capital gains  distributions.  Although the Fund does not seek  capital  gains,  it could  realize  capital  gains on the sale of portfolio  securities.  If it  does,  it may make  distributions  out of any net short-term or long-term  capital gains each year. The Fund may make supplemental distributions  of dividends  and capital  gains  following the end of its fiscal year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax advisor or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                        2007           2006          2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $      1.00    $      1.00   $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                         .05 1          .05 1         .03 1          .01 1          .01
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.05)          (.05)         (.03)          (.01)          (.01)
Distributions from net realized gain                             -- 2           -- 2          --             --             --
                                                        -------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.05)          (.05)         (.03)          (.01)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $      1.00    $      1.00   $      1.00    $      1.00    $      1.00
                                                        =========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                 4.98%          4.71%         2.86%          0.98%          0.79%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $   189,749    $   171,521   $   173,162    $   196,503    $   237,613
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   181,271    $   171,118   $   186,453    $   218,243    $   316,096
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          4.86%          4.61%         2.80%          0.97%          0.80%
Total expenses                                                 0.50% 5        0.49%         0.48% 5        0.48% 5        0.47% 5

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2. Less than $0.005 per share.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Reduction to custodian expenses less than 0.005%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Money Fund/VA

     The following  additional  information  about the Fund is available without charge upon request:

Statement of Additional Information

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

By Telephone:                       Call OppenheimerFunds Services toll-free:
                                    1.800.981.2871

By Mail:                            Write to:
                                    OppenheimerFunds Services
                                    P.O. Box 5270
                                    Denver, Colorado 80217-5270

On the Internet:       You can request these documents by e-mail or through the
                       OppenheimerFunds website. You may also read or download
                       certain documents on the OppenheimerFunds website at:
                       www.oppenheimerfunds.com.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0660.001.0408                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                            Appendix to Prospectus of
                                  Money Fund/VA
                  (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included in the prospectus of Oppenheimer  Money Fund/VA
(the  "Fund")  under the heading  "Annual  Total  Return (as of December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in Non-Service shares of the Fund for each of the ten most recent  calendar years,  without  deducting separate  account  expenses.  Set forth  below are the  relevant  data that will appear on the bar chart:

------------------------------------- ---------------------------------------
     Calendar Year Ended                    Annual Total Returns
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/98                                5.25%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/99                                4.96%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/00                                6.26%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/01                                3.85%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/02                                1.47%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/03                                0.79%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/04                                 0.98%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/05                                 2.86%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/06                                 4.71%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

             12/31/07                                 4.98%

------------------------------------- ---------------------------------------

Oppenheimer
Strategic Bond Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated April 29, 2008

     Oppenheimer Strategic Bond Fund/VA is a mutual fund that seeks a high level of current income principally derived from interest on debt securities. The Fund invests mainly in three market sectors:  debt securities of foreign  governments and companies, U.S. government securities, and lower-rated high yield securities of  U.S.  and  foreign  companies.  Shares  of the  Fund  are  sold  only as the underlying  investment for variable life insurance  policies,  variable  annuity contracts and other insurance  company separate  accounts.  A prospectus for the insurance product you have selected accompanies this prospectus and explains how to select shares of the Fund as an investment under that insurance product,  and which share class you are eligible to purchase.

     This prospectus contains important  information about the Fund's objective, its investment policies,  strategies and risks. Please read this prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                                         (OppenheimerFunds Logo)

CONTENTS

             ABOUT THE FUND

             The Fund's Investment Objective and Principal Investment Strategies

             Main Risks of Investing in the Fund

             The Fund's Past Performance

             Fees and Expenses of the Fund

             About the Fund's Investments

             How the Fund is Managed

             INVESTING IN THE FUND

             How to Buy and Sell Shares

             Dividends, Capital Gains and Taxes

             Financial Highlights

ABOUT THE FUND

     The Fund's Investment Objective and Principal Investment Strategies

     What is the  Fund's  Investment  Objective?  The Fund seeks a high level of current income principally derived from interest on debt securities.

     What Does the Fund Mainly  Invest In? Under normal market  conditions,  the
Fund  invests  at least 80% of its net  assets  (including  any  borrowings  for investment  purposes)  in debt  securities.  The  Fund  invests  mainly  in debt
securities  of  issuers  in  three  market  sectors:   foreign  governments  and
companies,  U.S. government  securities and lower rated high-yield securities of
U.S. and foreign companies (commonly called "junk bonds"). Those debt securities typically include:

     o foreign government and U.S. government bonds and notes,

     o collateralized mortgage obligations (CMOs),

     o  other   mortgage-related   securities   and   asset-backed   securities,
participation  interests in loans and  investments  in loan pools,  "structured"
notes,

     o lower-grade,  high-yield domestic and foreign corporate debt obligations,
and

     o "zero-coupon" or "stripped" securities.

     Under  normal  market  conditions,  the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times,  and the amount of its  assets in each of the three  sectors  will vary over  time.  The Fund can invest up to 100% of its assets in any one sector at any time,  if the Fund's  investment  manager,  OppenheimerFunds,  Inc.  (the
"Manager"), believes that the Fund can achieve its objective without undue risk.
The Fund can invest in issuers in any market  capitalization  range - large-cap, mid-cap  and  small-cap,  and can buy  securities  having  short-,  medium-,  or long-term maturities.

     The Fund's foreign  investments  can include debt  securities of issuers in developed  markets  and  emerging  markets.  The Fund  may  also use  derivative investments  for hedging  purposes or for  investment  purposes.  These  include options,  futures,  forward contracts,  mortgage-related  securities,  swaps and
"structured"  notes.  The Fund's  investments are more fully explained in "About the Fund's Investments," below.

     What Is A "Debt"  Security?  A debt  security is  essentially a loan by the buyer to the issuer of the debt  security.  The issuer  promises to pay back the principal amount of the loan and normally pays interest,  at a fixed or variable rate, on the debt while it is outstanding.

     How Does the Manager  Decide What  Securities  to Buy or Sell? In selecting securities  for the Fund,  the Fund's  portfolio  manager  analyzes  the overall investment  opportunities  and  risks  in  individual  national  economies.  The portfolio manager's overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign  securities.  The Manager may try to take advantage of the lack of  correlation  of price  movements  that may occur among the three sectors.  The portfolio manager currently looks for the following (some of which may vary in particular cases and may change over time):

     o Securities offering high current income,

     o Overall  portfolio  diversification  by seeking  securities  whose market prices tend to move in different directions, and

     o Relative  values among the three major  market  sectors in which the Fund invests.

     The Fund's  portfolio  manager may sell  securities from the portfolio when the analytics  underlying the factors discussed above no longer appear favorable to the  Fund.  The  Fund's  diversification  strategies,  both with  respect  to securities in different  sectors,  and securities issued by different  companies and governments,  are intended to help reduce the volatility of the Fund's share price while seeking current income.

     Who is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking
high  current  income  from  a  fund  that  ordinarily  will  have   substantial
investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price  fluctuations  that are typical for a fund that invests in debt securities,  particularly high-yield and foreign securities, which have special risks. Since the Fund's income level will fluctuate,  it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation.  The Fund is designed as a long-term  investment for investors  seeking an investment  with an overall sector diversification strategy.  However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have some  degree of risk.  The  Fund's  investments,  in particular,  are  subject  to  changes  in their  value from a number of factors described  below.  There is also the risk that poor  security  selection  by the
Manager  will  cause  the Fund to  underperform  other  funds  having a  similar objective.

     |X| Credit Risk.  Debt  securities are subject to credit risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that  security and of the Fund's shares might be reduced.  While the Fund's investments in U.S. government securities are subject to  little  credit  risk,  the  Fund's  other  investments  in debt  securities, particularly  high-yield,  lower-grade debt  securities,  are subject to default risk.

     |_| Special Risks of  Lower-Grade  Securities.  Because the Fund can invest without limit in securities  below investment grade to seek high current income, the  Fund's  credit  risks  are  greater  than  those  of  funds  that  buy only investment-grade  bonds.  Lower-grade  debt securities may be subject to greater price  fluctuations  and  greater  risks of loss of income  and  principal  than investment-grade  debt  securities.  Securities  that are (or that have  fallen)
below  investment  grade are exposed to a greater risk that the issuers of those securities  might  not  meet  their  debt  obligations.  The  market  for  these securities may be less liquid, making it harder to value them or to sell them at an  acceptable  price.  These risks can reduce the Fund's  share  prices and the income it earns.

     To the  extent  that a fund  invests  significantly  in high  yield  bonds, because those securities may be traded infrequently, investors may seek to trade fund shares  based on their  knowledge  or  understanding  of the value of those types of securities (this is sometimes referred to as "price  arbitrage").  Such price  arbitrage,  if otherwise  successful,  might interfere with the efficient management of a fund's  portfolio to a greater degree than would be the case for funds  that  invest  in more  liquid  securities,  because  the  fund  may  have difficulty  selling those securities at advantageous  times or prices to satisfy the liquidity  requirements  created by large and/or frequent trading  activity.
Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

     |X| Interest  Rate Risks.  The prices of debt  securities,  including  U.S.
government  securities,  are subject to change when  prevailing  interest  rates change.  When interest rates fall, the values of already-issued  debt securities generally  rise.  When interest  rates rise, the values of  already-issued  debt securities  generally  fall,  and they may sell at a  discount  from  their face
amount.   The  magnitude  of  these  fluctuations  will  often  be  greater  for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's  investments  in debt  securities.  Also,  if interest rates fall,  the Fund's  investments  in newly issued  securities  with lower yields will reduce the Fund's income.

     |X| Risks of Foreign  Investing.  The Fund can  invest  its assets  without limit in foreign government and corporate debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The
Fund normally invests  significant  amounts of its assets in foreign securities.
While foreign securities offer special investment opportunities,  there are also special risks that can reduce the Fund's share prices and returns.

     Foreign investing can result in higher  transaction and operating costs for the Fund.  Foreign issuers are not subject to the same accounting and disclosure
requirements  that  U.S.   companies  are  subject  to.  The  value  of  foreign
investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions,  changes in governmental economic or monetary policy in the United
States or abroad, or other political and economic factors.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign  securities,  it may be  exposed  to  "time-zone  arbitrage."  Time-zone arbitrage  is an attempt by investors to take  advantage of the  differences  in value of foreign  securities  that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock  Exchange  (the "NYSE") that day when the
Fund's  net  asset  value  is  calculated.  If  such  time-zone  arbitrage  were successful,  it might dilute the interests of other shareholders.  However,  the
Fund's use of "fair  value  pricing"  to adjust  the  closing  market  prices of foreign securities under certain circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

     |_| Special  Risks of Emerging  Markets.  Securities of issuers in emerging and developing  markets may offer special  investment  opportunities but present risks not found in more mature markets.  Those  securities may be more difficult to sell at an  acceptable  price  and their  prices  may be more  volatile  than securities of issuers in more  developed  markets.  Settlements of trades may be subject to greater  delays so that the Fund may not  receive  the  proceeds of a sale of a security on a timely basis.

     Emerging  markets might have less developed  trading  markets and exchanges and may have less developed  legal and accounting  systems.  Investments  may be subject to greater risks of government  restrictions  on  withdrawing  the sales proceeds of securities from the country.  Economies of developing  countries may be more dependent on relatively few industries that may be highly  vulnerable to local and global  changes.  Governments may be more unstable and present greater risks of  nationalization  or restrictions on foreign ownership of securities of local companies.  These investments may be substantially more volatile than debt securities of issuers in the United States and other developed countries and may be very speculative.

     |X| Currency Risk. The Fund can invest in securities denominated in foreign currencies  and in  derivative  instruments  linked to foreign  currencies.  The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar value of  securities  denominated  in or  derivatives linked to that  foreign  currency.  Currency  rate  changes  can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar.

     |X|  Prepayment  Risk.  Prepayment  risk is the risk  that the  issuer of a security can prepay the principal  prior to the  security's  expected  maturity.
Mortgage-related   securities   are  subject  to  the  risks  of   unanticipated
prepayment. The prices and yields of collateralized mortgage obligations (called
CMOs), for example,  are determined,  in part, by assumptions  about the rate of payments of the  underlying  mortgages.  Changes in interest rates may cause the rate  of  expected  prepayments  of  those  mortgages  to  change.  In  general, prepayments  increase when interest  rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when  interest  rates  fall,  the  market  value  and  yield of the CMO could be reduced.  Additionally,  the Fund might have to reinvest the prepayment proceeds in other  securities  paying  interest at lower  rates,  which could  reduce the
Fund's yield.  Additionally,  the Fund may buy mortgage-related  securities at a premium.  Accelerated  prepayments on those  securities  could cause the Fund to lose a portion of its principal  investment  represented by the premium the Fund paid.  When interest rates rise rapidly,  and if  prepayments  occur more slowly than expected, a short or medium-term CMO can in effect become a longer-term CMO subject  to  greater  fluctuations  in value.  The  prices of  longer-term  debt securities  tend to fluctuate more than those of shorter-term  debt  securities.
The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

     |X| Risk of Derivative  Investments.  The Fund can use  derivatives to seek increased  income or to try to hedge  investment  risks.  In  general  terms,  a derivative  investment  is one whose value  depends on (or is derived  from) the value of an underlying asset, such as a bond, or non-asset reference, such as an interest rate or index. Options, futures,  forwards, swaps, structured notes and certain  mortgage-related  securities are examples of  derivatives  the Fund can use.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also,  the  underlying  investment  on which the derivative is based,  and the derivative  itself,  might not perform the way the
Manager  expected it to perform.  If that  happens,  the Fund could receive less income than  expected or its hedge might be  unsuccessful  and the Fund's  share prices may fall. Some derivatives may be illiquid,  making it difficult to value them or sell them at an acceptable  price.  Using  derivatives  can increase the volatility of the Fund's share prices. For some derivatives,  it is possible for the Fund to lose more than the amount invested in the derivative instrument.

     |X| Sector Allocation Risk. The Manager's  expectations  about the relative performance  of the three  principal  sectors in which the Fund  invests  may be inaccurate,  and the Fund's returns might be less than other funds using similar strategies.

     How Risky is the Fund Overall?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     Debt  securities  are  subject to credit and  interest  rate risks that can affect their values and the share prices of the Fund.  Foreign debt  securities, particularly  those in  emerging  markets,  and  high  yield  securities  can be volatile,  and the price of the Fund's  shares and its income can go up and down substantially  because of events affecting  foreign markets or issuers or events affecting  the high yield  market.  The Fund  generally has more risks than bond funds that focus on U.S. government  securities and  investment-grade  bonds but may be less  volatile  than bond  funds that focus  solely on  investments  in a single foreign sector, such as emerging markets.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from year to year for the last ten calendar years and by showing how the average annual total  returns of the Fund's shares  compare to those of two  broad-based market indices.  Because the Fund's Service Shares are subject to a service fee, their performance is expected to be lower for any given period.  The Fund's past investment  performance  is not  necessarily  an indication of how the Fund will perform in the future.

     Annual  Total  Returns  (as of  December  31 each  year) [See  appendix  to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized) for a calendar  quarter was 6.10% (2ndQtr '03) and the lowest return
(not annualized) for a calendar quarter was -2.14% (3rdQtr '98).

----------------------------------------------- ----------- ---------------------------- ---------------------------

Average Annual Total Returns                      1 Year              5 Years                     10 Years
for the periods ended December 31, 2007                                                    (or life of class, if

                                                                                                   less)
----------------------------------------------- ----------- ---------------------------- ---------------------------
----------------------------------------------- ----------- ---------------------------- ---------------------------
Oppenheimer Strategic Bond Fund/VA

Non-Service Shares (inception 5/3/93)             9.69%                9.21%                       6.63%

----------------------------------------------- ----------- ---------------------------- ---------------------------
----------------------------------------------- ----------- ---------------------------- ---------------------------
Oppenheimer Strategic Bond Fund/VA

Service Shares (inception 3/19/01)                9.55%                8.87%                       7.84%

----------------------------------------------- ----------- ---------------------------- ---------------------------
----------------------------------------------- ----------- ---------------------------- ---------------------------

Lehman Brothers Aggregate Bond Index              6.97%                4.42%                       5.97%
                                                                                                  5.56%(1)

----------------------------------------------- ----------- ---------------------------- ---------------------------
----------------------------------------------- ----------- ---------------------------- ---------------------------

Citigroup World Government Bond Index             10.95%               6.81%                       6.31%
                                                                                                  8.15%(1)

----------------------------------------------- ----------- ---------------------------- ---------------------------
1. From 3/31/01.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to the Lehman Brothers  Aggregate Bond Index, an unmanaged  index of U.S.  corporate and government  bonds,  and to the Citigroup
World  Government  Bond Index,  an unmanaged  index of debt  securities of major foreign governments. The indices performance includes reinvestment of income but does not reflect  transaction  costs, fees or expenses.  The Fund's  investments vary from those in the indices.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
                                                         Non-Service Shares                  Service Shares
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Management Fees                                                0.57%                             0.57%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Distribution and Service (12b-1) Fees                           None                             0.25%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Acquired Fund Fees and Expenses                                0.02%                             0.02%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Other Expenses                                                 0.02%                             0.02%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Total Annual Operating Expenses                                0.61%                             0.86%

------------------------------------------------ ----------------------------------- -------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation described above.

     The Manager  will waive fees and/or  reimburse  Fund  expenses in an amount equal to the indirect  management fees incurred through the Fund's investment in
Oppenheimer  Institutional  Money Market Fund and Oppenheimer  Master Loan Fund,
LLC. During the fiscal year ended December 31, 2007, the Manager waived $501,695 for  Oppenheimer  Institutional  Money Market Fund and  Oppenheimer  Master Loan
Fund, LLC management  fees. The Fund also had a reduction to custodian  expenses of $2,906.  After these  waivers/reductions,  the actual  "Other  Expenses"  and
"Total Annual  Operating  Expenses" as  percentages  of average daily net assets were  0.00%  and 0.57% for the  Non-Service  Shares  and 0.00% and 0.82% for the
Service Shares.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Non-Service Shares                             $63               $196              $341              $764

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $88               $276              $479             $1,065

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among the different types of permitted  investments  will vary over time based upon the Manager's  evaluation of economic and market trends. At times the Fund might emphasize  investments in one or two sectors because of the
Manager's  evaluation  of the  opportunities  for high current  income from debt securities  in those sectors  relative to other  sectors.  The Fund's  portfolio might not always  include all of the different  types of  investments  described below.  The Fund can  invest  some of its assets in other  types of  securities, including  common  stocks  and  other  equity  securities  of  foreign  and U.S.
companies not discussed  below.  However,  the Fund does not  anticipate  having significant  investments  in those  types of  securities  as part of its  normal portfolio  strategies.  The  Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The
Fund  attempts  to reduce  its  exposure  to market  risks by  diversifying  its investments,  that is, by not holding a substantial percentage of the securities of any one  issuer and by not  investing  too great a  percentage  of the Fund's assets in any one  issuer.  The  Fund's  diversification  strategies,  both with respect to securities in different  sectors and  securities  issued by different companies  and  governments  are intended to help reduce the  volatility  of the
Fund's  share prices  while  seeking  current  income.  Also,  the Fund does not concentrate  25% or more of its investments in the securities of any one foreign government  or in the  debt  and  equity  securities  of  companies  in any  one industry.

     However,  changes in the overall market prices of securities and the income they pay can  occur at any  time.  The  share  price  and yield of the Fund will change  daily  based on  changes  in market  prices  of  securities  and  market conditions, and in response to other economic events.

     The Fund can invest in different types of debt securities  described below.
A debt  security  is  essentially  a loan by the buyer to the issuer of the debt security.  The issuer promises to pay back the principal  amount of the loan and normally  pays  interest,  at a fixed or variable  rate, on the debt while it is outstanding.  The  debt  securities  the Fund  buys  may be rated by  nationally recognized rating  organizations or they may be unrated  securities  assigned an equivalent rating by the Manager. The Fund's investments may be investment grade or below  investment  grade in credit  quality  and the Fund can invest  without limit in below  investment-grade debt securities,  commonly called "junk" bonds.
These  typically  offer  higher  yields than  investment  grade  bonds,  because investors  assume  greater  risks of default of these  securities.  The  ratings definitions  of the  principal  national  rating  organizations  are included in
Appendix A to the Statement of Additional Information.

     |X|  Foreign  Securities.  The Fund can buy a  variety  of debt  securities issued  by  foreign  governments  and  companies,  as well  as  "supra-national"
entities, such as the World Bank. They can include bonds, debentures, and notes.
The Fund's foreign debt  investments  can be  denominated in U.S.  dollars or in foreign  currencies.  The Fund can buy  securities  in emerging  and  developing markets.  Investments  in these  markets  present risks not found in more mature markets.

     |X| U.S. Government Securities. The Fund can invest in securities issued or
guaranteed   by  the   U.S.   Treasury   or   other   government   agencies   or
federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this prospectus.

     |_| U.S.  Treasury  Obligations.  These include  Treasury bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury  securities are backed by the full  faith and  credit of the  United  States as to timely  payments  of interest  and  repayments  of  principal.  The Fund  can also buy U.S.  Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank,
zero-coupon   U.S.   Treasury   securities   described   below,   and   Treasury
Inflation-Protection Securities ("TIPS").

     |_|  Obligations  Issued  or  Guaranteed  by U.S.  Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that  have  different   levels  of  credit  support  from  the  U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government,  such  as  Government  National  Mortgage  Association  pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal  National  Mortgage  Association  bonds  ("Fannie  Maes").   Others  are
supported  only by the credit of the entity  that issued  them,  such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

     |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial  mortgages,  in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S.  government  securities  have  collateral  to  secure  payment  of interest  and  principal.  They may be issued in  different  series  each having different interest rates and maturities. The collateral is either in the form of mortgage  pass-through  certificates  issued or guaranteed  by a U.S.  agency or instrumentality or mortgage loans insured by a U.S.  government agency. The Fund can have  substantial  amounts of its assets invested in  mortgage-related  U.S.
government securities.

     Private-Issuer   Mortgage-Backed   Securities.   The  Fund  can   invest  a
substantial  portion  of its  assets  in  mortgage-backed  securities  issued by private issuers, which are subject to greater credit risks than mortgage-related
securities  that  are  U.S.  government  securities.   Primarily  these  include
multi-class debt or pass-through  certificates  secured by mortgage loans.  They may  be  issued  by  banks,  savings  and  loans,  mortgage  bankers  and  other non-governmental issuers. Private issuer mortgage-backed  securities are subject to the  credit  risks of the  issuers  (as well as the  interest  rate risks and prepayment risks of CMOs,  discussed above);  although in some cases they may be supported by insurance or guarantees.

     |X| Forward Rolls. The Fund may enter into "forward roll" (also referred to as  "mortgage  dollar  rolls")  transactions  with  respect to  mortgage-related securities.  In this  type of  transaction,  the Fund  sells a  mortgage-related security to a buyer and  simultaneously  agrees to repurchase a similar security at a later date at a set price.

     During the period  between the sale and the purchase,  the Fund will not be entitled to receive interest and principal  payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may  decline  below  the  price at which  the Fund is  obligated  to  repurchase securities, or that the counterparty might default in its obligation.

     |X|  High-Yield,  Lower-Grade  Debt  Securities.  The Fund can  purchase  a variety of lower-grade,  high-yield debt securities of U.S. and foreign issuers,
including  bonds,  debentures,   notes,  preferred  stocks,  loan  participation
interests or loan investment pools,  asset-backed  securities,  among others, to seek high current income. These securities are sometimes called "junk" bonds.

     Lower-grade  debt  securities  are  those  rated  below  "Baa"  by  Moody's
Investors  Service,  Inc.  ("Moody's")  or lower than "BBB" by Standard & Poor's
Ratings   Services   ("S&P")   or   that   have   similar   ratings   by   other
nationally-recognized  rating  organizations.  The Fund can invest in securities rated as low as "C" or "D",  or bonds  which are in default at the time the Fund buys  them.  While  securities  rated  "Baa"  by  Moody's  or  "BBB"  by S&P are considered "investment grade," they have some speculative characteristics.

     The Manager does not rely solely on ratings issued by rating  organizations when selecting  investments  for the Fund.  The Fund can buy unrated  securities that offer  high  current  income.  The  Manager  assigns a rating to an unrated security that is  equivalent to the rating of a rated  security that the Manager believes offers comparable yields and risks.

     |X|  Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative" investments.  In general terms, a derivative investment is one whose  value  depends  on (or is  derived  from) the value of an  underlying asset,  such as a bond,  or a non-asset  reference,  such as an interest rate or index. In the broadest sense,  options,  futures  contracts,  swaps,  structured notes,  and certain  mortgage-related  securities  are examples of  "derivative"
investments the Fund can use. In addition to using derivatives for hedging,  the
Fund might use  derivative  investments  because  they offer the  potential  for increased  income and principal  value.  The Fund is not required to use them in seeking its objective.

     |_| Credit Default  Swaps.  The Fund may enter into credit default swaps. A credit  default  swap  enables an investor to buy or sell  protection  against a credit event, such as an issuer's failure to make timely payments of interest or principal,  bankruptcy  or  restructuring.  The  terms  of  the  instrument  are generally negotiated by the Fund and the swap counterparty.

     If the Fund buys credit  protection  using a credit  default swap, the Fund will make fixed payments to the counterparty. If a credit event occurs, the Fund will deliver the defaulted bonds  underlying the swap and the swap  counterparty will pay the par amount of the bonds. If the Fund sells credit  protection using
a  credit   default  swap,  the  Fund  will  receive  fixed  payments  from  the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap  counterparty  will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted  bonds, and the fixed payments are then made on the reduced notional amount.

     Credit  default  swaps are  subject  to  counterparty  credit  risk (if the counterparty  fails to meet its obligations).  They are subject to the risk that the Fund will not  properly  assess the cost of the  instrument.  If the Fund is selling  credit  protection,  there is a risk that a credit event will occur and that the Fund  will  have to pay par value on  defaulted  bonds.  If the Fund is buying  credit  protection,  there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

     "Structured"  Notes.  The  Fund  can  buy  "structured"  notes,  which  are specially-designed  derivative debt  investments.  Their  principal  payments or interest  payments are linked to the value of an  underlying  asset,  such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index.  The terms of the instrument may be  "structured"  by the purchaser (the Fund) and the borrower issuing the note.

     The value of these  notes will fall or rise in  response  to the changes in the values of the underlying  asset or reference and the Fund might receive less principal  or  interest  if  the  underlying  investment  does  not  perform  as anticipated. In some cases, these notes may pay an amount based on a multiple of the  relative  change  in value of the  asset or  reference.  This  type of note betters the  potential  for  increased  income or  principal  payments  but at a greater  risk of loss than a typical  debt  security  of the same  maturity  and credit quality. The value of these notes may be affected by events pertaining to the borrower which may be referred to as "counterparty" risks.

     |X|  Asset-Backed  Securities.  The Fund can buy  asset-backed  securities, which are fractional  interests in pools of loans collateralized by the loans or other  assets or  receivables.  They are  issued by trusts and  special  purpose corporations  that pass the income from the underlying  pool to the buyer of the interest.  These  securities are subject to the risk of default by the issuer as well  as by the  borrowers  of the  underlying  loans  in the  pool,  as well as interest rate and prepayment risks. Neither the Fund nor the Manager selects the loans or other assets that are included in the pools or the  collateral  backing those pools.

     Special  Portfolio  Diversification  Requirements.  To  enable  a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the Internal  Revenue Code and the  Investment  Company Act of 1940,  as amended
(the "Investment Company Act"), that apply to publicly-sold mutual funds.

     Failure by the Fund to meet those special requirements could cause earnings on a contract  owner's  interest in an insurance  company separate account to be taxable income.  Those  diversification  requirements  might also limit, to some degree,  the  Fund's  investment  decisions  in a  way  that  could  reduce  its performance.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Shareholders  will receive 60 days advance notice of any changes in the 80% requirement (a non-fundamental  policy) described above under "What Does
The Fund  Mainly  Invest  In?"  Fundamental  policies  are those that  cannot be changed  without the  approval of a majority  of the Fund's  outstanding  voting
shares.  The  Fund's  investment   objective  is  a  fundamental  policy.  Other
investment  restrictions  that  are  fundamental  policies  are  listed  in  the
Statement of Additional  Information.  An investment  policy is not  fundamental unless this prospectus or the Statement of Additional  Information  says that it
is.

     Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of the different  types of techniques and  investments  described below.  These  techniques  involve certain risks,  although some are designed to help reduce investment or market risks.

     |X|   Participation   Interests  in  Loans  and  Loan   Investment   Pools.
Participation interests in loans represent an undivided fractional interest in a loan  obligation  of a  borrower.  They are  typically  purchased  from banks or dealers that have made the loan or are members of the loan  syndicate.  The Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations,  including entities sponsored and/or advised by the Manager or an  affiliate.  The loans  underlying  these  investments  may
include  loans  to  foreign  or  U.S.   borrowers,   may  be  collateralized  or
uncollateralized  and may be rated  above or  below  investment  grade or may be unrated.  The  Manager  expects  that  from  time  to time  investments  in loan investment pools may exceed 15% of the Fund's net assets.

     These  investments  are  subject to the risk of  default  by the  borrower, interest  rate and  prepayment  risk,  as well as credit risks of the  servicing agent of the  participation  interest  or the pooled  entity that holds the loan obligations. These risks can cause the Fund to lose money on its investment.

     |X| Zero-Coupon and "Stripped" Securities.  The Fund can buy government and corporate debt securities that pay no interest. They are issued at a substantial discount  from  their  face  value.  The Fund can  invest up to 50% of its total assets in  zero-coupon  securities  issued by either the U.S.  Treasury  or U.S.
companies.  The Fund may also buy  "stripped"  securities  that are the separate income  or  principal  components  of  a  debt  security.  Some  CMOs  or  other mortgage-related  securities  may be  stripped,  with  each  component  having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

     Zero-coupon and stripped securities are subject to greater  fluctuations in price from interest rate changes than conventional  interest-bearing securities.
The  Fund may  have to pay out the  imputed  income  on  zero-coupon  securities without  receiving the actual cash currently.  The values of  interest-only  and
principal   only   mortgage-related   securities  are  also  very  sensitive  to
prepayments of underlying  mortgages.  When prepayments tend to fall, the timing of the cash flows to these securities  increases,  making them more sensitive to changes  in  interest  rates.  The market  for some of these  securities  may be limited,  making it  difficult  for the Fund to  dispose of its  holdings  at an acceptable price.

     |X| Equity Securities.  Equity securities  include common stocks,  warrants and  rights,  as well as  "equity  equivalents"  such as  preferred  stocks  and securities  convertible  into common stock.  Preferred  stock has a set dividend rate and ranks after bonds and before  common  stocks in its claim for dividends and on assets if the issuer is  liquidated  or  becomes  bankrupt.  The  Manager considers some convertible  securities to be "equity equivalents" because of the conversion  feature  and in that  case  their  rating  has  less  impact  on the investment decision than in the case of debt securities.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X|  "When-Issued"  and  "Delayed  Delivery"  Transactions.  The  Fund  can
purchase securities on a "when-issued" basis and may purchase or sell securities on a  "delayed-delivery"  basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase  agreements  for liquidity  purposes,  including,  among others,  for temporary defensive purposes, as described below. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limit on holding  illiquid investments.  There is no limit on the amount of a Fund's net assets that may be subject to  repurchase  agreements  having  maturities of seven days or less for defensive  purposes.  The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will  continuously  monitor the collateral's value.

     |X| Hedging. The Fund can hedge using various strategies,  including buying and selling futures contracts,  put and call options and forward contracts.  The
Fund is not  required  to  hedge  to  seek  its  objectives.  The  Statement  of
Additional   Information   contains  more  detailed   information   about  these
instruments and limits on their use by the Fund.

     The Fund  could  hedge for a number of  purposes.  It might do so to try to manage  its  exposure  to the  possibility  that  the  prices  of its  portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

     There are special risks in particular hedging  strategies.  For example, in writing  a put,  there  is a risk  that  the  Fund  may be  required  to buy the underlying security at a disadvantageous price. If a covered call written by the
Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and may not be able to realize any profit.  If the Manager used a hedging  strategy at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

     |X|  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part of the  Oppenheimer  Family of Funds. It invests  in a variety  of  short-term,  high-quality,  dollar-denominated  money
market  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations,   other  financial   institutions,   and  other  entities.   Those
investments may have a higher rate of return than the investments  that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be  because  of the wide  variety  of  instruments  that fund  holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of  investments  that would
provide  liquidity.  As  a  shareholder,   the  Fund  will  be  subject  to  its
proportional  share of the expenses of  Oppenheimer  Institutional  Money Market
Fund's Class E shares,  including  its advisory fee.  However,  the Manager will waive a portion of the Fund's  advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer  Institutional  Money Market
Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
0.72% of the next $200  million,  0.69% of the next $200  million,  0.66% of the next $200  million,  0.60% on the next $200 million and 0.50% of average  annual net assets over $1 billion.  The Fund's management fee for its fiscal year ended
December 31, 2007,  was 0.57% of the Fund's  average  annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X|  Portfolio  Manager.  The  Fund's  portfolio  is  managed  by Arthur P.
Steinmetz.  Mr.  Steinmetz  has been the person  primarily  responsible  for the day-to-day  management of the Fund's portfolio since May 1993. Mr. Steinmetz has been a Senior Vice  President of the Manager since March 1993 and of HarbourView
Asset  Management  Corporation  since  March  2000.  He is an  officer  of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the Portfolio  Manager's  compensation,  other accounts he manages and his ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio manager maintains in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the  insurance  company,  generally  by 9:30 a.m.  Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

     Shares may be "redeemed in kind" under certain limited  circumstances (such as  redemptions  of  substantial  amounts  of shares by  shareholders  that have consented to such in kind redemptions).  This means that the redemption proceeds will be paid to the participating insurance companies that hold Fund shares with liquid securities from the Fund's portfolio. If the Fund redeems shares in kind, the accounts may bear transaction  costs and market risks until such time as the securities are converted into cash.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the
Fund's independent  registered public accounting firm, whose report,  along with the Fund's  financial  statements,  is included in the  Statement of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,                2007            2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      5.26     $      5.11     $    5.21     $    5.05     $   4.57
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1           .26 1         .25 1         .22 1        .22
Net realized and unrealized gain (loss)                      .21             .11          (.12)          .20          .56
                                                     ---------------------------------------------------------------------
Total from investment operations                             .49             .37           .13           .42          .78
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.19)           (.22)         (.23)         (.26)        (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      5.56     $      5.26     $    5.11     $    5.21     $   5.05
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.69%           7.49%         2.67%         8.67%       18.07%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   734,611     $   606,632     $ 538,141     $ 614,915     $571,445
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   664,668     $   564,248     $ 550,201     $ 584,878     $472,213
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       5.34%           5.05%         4.91%         4.50%        5.61%
Total expenses                                              0.59% 4         0.64% 4       0.71%         0.74%        0.75%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses          0.57%           0.63%         0.71%         0.74%        0.75%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       76% 5           93% 5         98% 5         88% 5       117%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007                        0.61%
       Year Ended December 31, 2006                        0.64%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007                 $ 1,061,009,472     $ 1,120,098,096
Year Ended December 31, 2006                 $   742,785,501     $   749,719,239
Year Ended December 31, 2005                 $   890,029,144     $   873,786,459
Year Ended December 31, 2004                 $   959,649,113     $   973,488,511

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES   YEAR ENDED DECEMBER 31,                    2007            2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      5.34     $      5.19     $    5.29     $    5.13     $   4.67
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .28 1           .25 1         .21 1         .19          .27
Net realized and unrealized gain (loss)                      .22             .11          (.08)          .22          .49
                                                     ---------------------------------------------------------------------
Total from investment operations                             .50             .36           .13           .41          .76
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.19)           (.21)         (.23)         (.25)        (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      5.65     $      5.34     $    5.19     $    5.29     $   5.13
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.55%           7.23%         2.48%         8.43%       17.16%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 2,876,016     $ 1,396,188     $ 658,107     $ 242,705     $ 79,782
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 2,075,028     $ 1,016,582     $ 408,515     $ 150,040     $ 34,744
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       5.08%           4.83%         4.20%         3.82%        4.57%
Total expenses                                              0.84% 4         0.89% 4       0.96%         0.99%        1.02%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses          0.82%           0.88%         0.96%         0.99%        1.02%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       76% 5           93% 5         98% 5         88% 5       117%

     1. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     2.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     3. Annualized for periods of less than one full year.

     4. Total expenses  including indirect expenses from affiliated fund were as follows:

       Year Ended December 31, 2007                        0.86%
       Year Ended December 31, 2006                        0.89%

     5. The portfolio  turnover rate excludes  purchase and sale transactions of
To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007                 $ 1,061,009,472     $ 1,120,098,096
Year Ended December 31, 2006                 $   742,785,501     $   749,719,239
Year Ended December 31, 2005                 $   890,029,144     $   873,786,459
Year Ended December 31, 2004                 $   959,649,113     $   973,488,511

--------------------------------------------------------------------------------
INFORMATION AND SERVICES

--------------------------------------------------------------------------------

For More Information on Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------

     The following  additional  information  about the Fund is available without charge upon request:

--------------------------------------------------------------------------------

Statement of Additional Information

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

--------------------------------------------------------------------------------

How to Get More Information

--------------------------------------------------------------------------------

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

--------------------------------------------------------------------------------
By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
--------------------------------------------------------------------------------
Denver, Colorado 80217-5270
--------------------------------------------------------------------------------

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

--------------------------------------------------------------------------------

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0265.001.0408                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                           Appendix to Prospectus of
                       Oppenheimer Strategic Bond Fund/VA
                 (a series of Oppenheimer Variable Account Funds)

     Graphic material  included in the prospectus of Oppenheimer  Strategic Bond
Fund/VA (the "Fund")  under the heading  "Annual Total Return (as of December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the ten most  recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

------------------------------------- ---------------------------------------
     Calendar Year Ended                    Annual Total Returns
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/98                                2.90%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/99                                2.83%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/00                                2.63%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/01                                4.85%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/02                                7.44%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
              12/31/03                                18.07%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/04                                 8.67%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/05                                 2.67%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
             12/31/06                                 7.49%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------

             12/31/07                                 9.69%

------------------------------------- ---------------------------------------

Oppenheimer
Value Fund/VA
A series of Oppenheimer Variable Account Funds

--------------------------------------------------------------------------------

Prospectus dated April 29, 2008

     Oppenheimer  Value Fund/VA is a mutual fund. It seeks  long-term  growth of capital by investing  primarily in common stocks with low price-earnings  ratios and  better-than-anticipated  earnings.  Realization  of  current  income  is  a secondary  consideration.  Shares  of the Fund are sold  only as the  underlying investment for variable life insurance policies,  variable annuity contracts and other  insurance  company  separate  accounts.  A prospectus  for the  insurance product you have selected accompanies this prospectus and explains how to select shares  of  the  Fund  as an  investment  under  that  insurance  product.  This prospectus  contains  important  information  about the  Fund's  objective,  its investment policies, strategies and risks. Please read this prospectus (and your insurance  product  prospectus)  carefully  before  you invest and keep them for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                                         (OppenheimerFunds Logo)

CONTENTS

         ABOUT THE FUND

         The Fund's Investment Objective and Principal Investment Strategies

         Main Risks of Investing in the Fund

         The Fund's Past Performance

         Fees and Expenses of the Fund

         About the Fund's Investments

         How the Fund is Managed

         INVESTING IN THE FUND

         How to Buy and Sell Shares

         Dividends, Capital Gains and Taxes

         Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     What Is the Fund's Investment Objective? The Fund seeks long-term growth of capital by investing  primarily in common stocks with low price-earnings  ratios and  better-than-anticipated  earnings.  Realization  of  current  income  is  a secondary consideration.

     What Does the Fund  Mainly  Invest  In? The Fund  invests  mainly in common stocks  of  different  capitalization  ranges.  The  Fund  also  can  buy  other investments, including:

     o Preferred stocks, rights and warrants and convertible securities, and

     o Securities of U.S. and foreign  companies,  although  there are limits on the Fund's investments in foreign securities.

     How Does the Portfolio  Manager  Decide What  Securities to Buy or Sell? In
selecting  securities  for  purchase or sale by the Fund,  the Fund's  portfolio manager selects securities one at a time. This is called a "bottom up approach."
The portfolio  manager uses  fundamental  analysis to select  securities for the
Fund  that  he   believes   are   undervalued.   While  this   process  and  the
inter-relationship   of  the   factors   used  may  change  over  time  and  its
implementation  may vary in particular  cases, the portfolio  manager  currently considers the following factors when assessing a company's business prospects:

     o Future supply/demand conditions for its key products,

     o Product cycles,

     o Quality of management,

     o Competitive position in the market place,

     o Reinvestment plans for cash generated, and

     o Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

     The portfolio  manager may consider  selling a stock for one or more of the following reasons:

     o The stock price reached its target,

     o The company's fundamentals appear to be deteriorating, or

     o Better stock selections are believed to have been identified.

     Who Is the Fund Designed  For? The Fund's  shares are available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital  growth  in  their  investment  over  the long  term.  Because  the Fund currently  focuses its investments in stocks,  those investors should be willing to assume the risks of short-term share price  fluctuations that are typical for a fund that can have  substantial  stock  investments.  Since the Fund's  income level will fluctuate and will likely be small,  it is not designed for investors needing  an  assured  level  of  current  income.  The  Fund  is not a  complete investment program.

Main Risks of Investing in the Fund

     All  investments  have some  degree of risk.  The  Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
There is also the risk that poor  security  selection  by the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the  Fund  to underperform other funds having similar objectives.

     |X| Risks of Investing  in Stocks.  Stocks  fluctuate  in price,  and their short-term  volatility at times may be great. Because the Fund currently focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes  in the stock  markets.  Market  risk will  affect  the Fund's net asset values per share,  which will  fluctuate  as the values of the Fund's  portfolio securities change.

     A variety of factors  can  affect the price of a  particular  stock and the prices of individual  stocks do not all move in the same direction  uniformly or at the same time.  Different  stock  markets  may behave  differently  from each other.  In  particular,  because the Fund  currently  emphasizes  investments in stocks of U.S. issuers,  it will be affected  primarily by changes in U.S. stock markets.

     Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations,  availability of basic resources or supplies, or other events  affecting  that industry.  At times,  the Fund may increase the relative  emphasis of its  investments in a particular  industry.  To the extent that the Fund is  emphasizing  investments in a particular  industry,  its share values may fluctuate in response to events affecting that industry.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry. The Fund currently emphasizes securities of large companies but it can also buy  stocks  of  small-  and  medium-size  companies,  which  may have more volatile stock prices than stocks of large companies.

     |X| Risks of Value  Investing.  Value  investing seeks stocks having prices that are low in relation to what their real worth or  prospects  are believed to
be.  The  Fund  hopes  that it will  realize  appreciation  in the  value of its holdings when other investors  realize the intrinsic  value of those stocks.  In using a value  investing  style,  there is the risk  that  the  market  will not recognize that the securities are  undervalued  and they might not appreciate in value as the Manager anticipates.

     |X| Risks of Small-Cap and Mid-Cap Stocks. The Fund may invest in stocks of small- or medium-size  companies  ("small-cap" or "mid-cap"  stocks).  Small-cap companies  are often newer  companies  that may have  limited  product  lines or markets for their products, limited access to financial resources and less depth in  management  skill than larger,  more  established  companies.  It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

     Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations  than the stocks of larger  companies.  While  small-  and  mid-cap stocks may offer greater  opportunities for long-term capital  appreciation than the stocks of larger, more established companies, they also involve greater risk of loss and price  fluctuation.  Since  small- and mid-cap  companies  typically reinvest a high  proportion of earnings in their own  businesses,  they may lack the  dividend-yield  that could help  cushion  their total return in a declining market.  Many small- and mid-cap stocks are traded in  over-the-counter  markets and tend to have lower  trading  volumes than large  capitalization  securities.
Therefore, they may be less liquid than stocks of larger exchange-traded issuers and the Fund  could  have  greater  difficulty  selling  such a  security  at an acceptable price, especially in periods of market volatility.

     |X| Risks of Foreign  Investing.  While  foreign  securities  offer special investment opportunities, there are also special risks. The change in value of a foreign  currency  against  the U.S.  dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same  accounting  and disclosure  requirements  that U.S.
companies are subject to.

     The value of  foreign  investments  may be  affected  by  exchange  control regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transaction,  changes in governmental economic or monetary policy in the U.S. or aboard, or other political and economic factors.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

     How Risky is the Fund Overall?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  The share prices of the Fund may change  daily  based on changes in market  prices of  securities  and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

     The Fund focuses its  investments  on stocks for  long-term  growth.  Stock markets  can be  volatile,  and the prices of the Fund's  shares  will go up and down.  The Fund  generally  does  not use  income-oriented  investments  to help
cushion  the  Fund's  total  return  from  changes  in  stock  prices.   In  the
OppenheimerFunds   spectrum,  the  Fund  is  generally  more  conservative  than aggressive  growth stock funds,  but more  aggressive  than funds that invest in stocks and bonds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance  for Non-Service  Shares from  year to year for the last  five  calendar  years  and by  showing  how the average  annual  total  returns  of the  Fund's  shares  compare  to  those of a broad-based  market index.  Because the Fund's  Service  Shares are subject to a service fee, their performance is expected to be lower for any given period. The
Fund's past  investment  performance is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the  calculations of return in this bar chart,  and if those charges were included, the returns would be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  for a  calendar  quarter  was  17.01%  (2nd Qtr '03) and the lowest return (not annualized) for a calendar quarter was -7.03% (4th Qtr '07).

----------------------------------- --------------------- ------------------ --------------------

Average  Annual Total  Returns for         1 Year              5 Years            10 Years
the  periods  ended  December  31,                           (or life of     (or life of class,
2007                                                       class, if less)        if less)

----------------------------------- --------------------- ------------------ --------------------
----------------------------------- --------------------- ------------------ --------------------

Oppenheimer Value Fund/VA                  5.89%               13.57%                N/A
Non-Service Shares (inception

01/02/03)
----------------------------------- --------------------- ------------------ --------------------
----------------------------------- --------------------- ------------------ --------------------

Oppenheimer Value Fund/VA
Service Shares (inception                  5.70%                9.89%                N/A
09/15/06)

----------------------------------- --------------------- ------------------ --------------------
----------------------------------- --------------------- ------------------ --------------------

Russell 1000 Value Index                   -0.17%             14.63%(1)              N/A
                                                              7.38%(2)

----------------------------------- --------------------- ------------------ --------------------

1        From 12/31/02.
2        From 8/31/06.

     The  Fund's   average  annual  total  returns  in  the  table  measure  the performance of a hypothetical  account without  deducting charges imposed by the separate  accounts  that  invest in the Fund and assume that all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The
Fund's  performance is compared to Russell 1000 Value Index,  an unmanaged index of  equity  securities  of  large  capitalization  value  companies.  The  index performance  includes  reinvestment  of income but does not reflect  transaction costs, fees or expenses. The Fund's investments vary from those in the index.

     The  Fund's  total  returns  should not be  expected  to be the same as the returns of other  Oppenheimer  funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore  pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007.

     Shareholder  Fees.  The Fund does not charge an initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred  sales  charges.  Please refer to the  accompanying  prospectus  of the participating  insurance  company  for  information  on  initial  or  contingent deferred sales charges,  exchange fees or redemption fees for that variable life insurance policy,  variable annuity or other investment  product.  Those charges and fees are not reflected in either of the tables below.

--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
                                                         Non-Service Shares                  Service Shares
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Management Fees                                                0.75%                             0.75%
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Distribution and Service (12b-1) Fees                           None                             0.25%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Other Expenses                                                 0.74%                             0.63%

------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------

Total Annual Operating Expenses                                1.49%                             1.63%

------------------------------------------------ ----------------------------------- -------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees,  and  accounting  and legal  expenses the Fund pays. The
Fund's transfer agent has  voluntarily  agreed to limit transfer and shareholder servicing  agent  fees  to  0.35%  per  fiscal  year,  for  both  classes.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  December  31, 2007,  the  transfer  agent fees did not exceed the expense limitation  described  above.  The Fund also receives  certain  credits from the
Fund's custodian that,  during the fiscal year,  reduced its custodial  expenses for both  classes  less than  0.01% of average  daily net  assets.  After  these waivers and credits,  the "Other Expenses" and "Total Annual Operating Expenses"
were the same as shown above.

     Effective  January 1, 2007,  the Manager  voluntarily  agreed to an expense waiver of any total  expenses  over 1.25% of average net assets for  Non-Service
Shares and 1.50% of average  net assets for Service  Shares on an annual  basis.
After these waivers and credits,  the actual "Other Expenses" were 0.50% for the
Non-Service  Shares  and 0.50% for the  Service  Shares  and the  "Total  Annual
Operating  Expenses"  were  1.25% for the  Non-Service  Shares and 1.50% for the
Service  Shares.  The  expense  waiver  is a  voluntary  undertaking  and may be terminated by the Manager at any time.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time periods  indicated  and reinvest  your  dividends  and  distributions.  The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were  included,  overall  expenses would be higher.
Your actual costs may be higher or lower,  because expenses will vary over time.
Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------- ------------------- ---------------- ----------------- ------------------
                                              1 Year            3 Years          5 Years           10 Years
--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Non-Service Shares                             $153              $474              $819             $1,793

--------------------------------------- ------------------- ---------------- ----------------- ------------------
--------------------------------------- ------------------- ---------------- ----------------- ------------------

Service Shares                                 $167              $518              $894             $1,948

--------------------------------------- ------------------- ---------------- ----------------- ------------------

About the Fund's Investments

     The Fund's  Principal  Investment  Policies.  The  allocation of the Fund's portfolio  among the different  types of  investments  will vary over time based upon the  evaluation  of economic and market  trends by the Manager.  The Fund's portfolio  might not always  include all of the different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The
Fund  attempts  to reduce  its  exposure  to market  risks by  diversifying  its investments,  that is, by not holding a substantial  amount of securities of any one issuer and by not  investing  too great a percentage of the Fund's assets in any one company.  Also, the Fund does not  concentrate  25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed  by the U.S.  Government  or its  agencies and  instrumentalities  or securities issued by investment companies.

     However,  changes in the overall market prices of securities and any income they may pay can occur at any time.  The price of the Fund's  shares will change daily based on changes in market prices of securities and market  conditions and in response to other economic events.

     |X|  Stock  Investments.  The  Fund  invests  primarily  in  a  diversified portfolio  of common  stocks of  issuers  that may be of small,  medium or large capitalization,  to seek  capital  growth.  The Fund can invest in other  equity securities,  including  preferred  stocks,  rights and warrants,  and securities convertible into common stock. The Fund can buy securities issued by domestic or foreign companies.  However, the Fund currently emphasizes  investments in large capitalization stocks of U.S. issuers.

     The Fund's equity investments may be  exchange-traded  or  over-the-counter
securities.   Over-the-counter   securities   may  have  less   liquidity   than
exchange-traded securities.

     While  many  convertible  securities  are  debt  securities,   the  Manager
considers some of them to be "equity  equivalents"  because of their  conversion feature.  In these cases,  their credit rating has less impact on the investment decision than in the case of other debt securities.  Convertible  securities are subject to credit risk and interest rate risk, discussed below.

     The  Fund can buy  convertible  securities  rated as low as "B" by  Moody's
Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally  recognized  rating  organizations  (or, if they are unrated, having a comparable rating assigned by the Manager).  Those ratings are below  "investment  grade" and the  securities  are  subject to greater  risk of default by the issuer than  investment-grade  securities.  These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities.

     |X| Foreign  Securities.  The Fund can invest up to 25% of its total assets in securities or governments in any country, developed or underdeveloped.  These include  equity and debt  securities  of companies  organized  under the laws of
countries   other  than  the  United  States  and  debt  securities  of  foreign governments and their agencies and instrumentalities.

     Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a non-fundamental  policy.  Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information says that it is.

     Other Investment  Strategies.  To seek its objective,  the Fund can use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

     |X| Cash and Cash Equivalents.  Under normal market conditions the Fund can invest  up to 15% of its  net  assets  in  cash  and  cash  equivalents  such as commercial  paper,  repurchase  agreements,  Treasury bills and other short-term
U.S.  Government  securities.  This  strategy  would be used  primarily for cash management  or  liquidity  purposes.  To the  extent  that  the Fund  uses  this strategy,  it might reduce its  opportunities to seek its objective of long-term growth of capital.

     |X| Debt Securities. Under normal market conditions, the Fund can invest in debt securities,  such as securities issued or guaranteed by the U.S. Government or its  agencies  and  instrumentalities,  foreign  government  securities,  and foreign and domestic corporate bonds and debentures.  Normally these investments are limited to not more than 10% of the Fund's net assets, including convertible debt securities.

     The debt  securities  the Fund buys may be rated by  nationally  recognized rating  organizations or they may be unrated  securities  assigned an equivalent rating by the Manager.  The Fund's debt  investments  may be "investment  grade"
(that is, rated in the four highest rating categories of a nationally recognized rating  organization)  or may be lower-grade  securities rated as low as "B," as described above.

     |X| Credit Risk.  Debt  securities are subject to credit risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that  security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer  can  reduce  the value of that  issuer's  securities.  While the  Fund's investments in U.S. Government securities are subject to little credit risk, the
Fund's  other   investments  in  debt   securities,   particularly   high-yield,
lower-grade  debt securities are subject to risks of default.  Lower-grade  debt securities  may be subject to greater market  fluctuations  and greater risks of loss of income and principal than investment-grade debt securities.

     |X|  Interest  Rate Risk.  The values of debt  securities,  including  U.S.
Government  securities,  are subject to change when  prevailing  interest  rates change.  When interest rates fall, the values of already-issued  debt securities generally  rise.  When interest  rates rise, the values of  already-issued  debt securities  generally  fall,  and they may sell at a  discount  from  their face
amount.   The  magnitude  of  these  fluctuations  will  often  be  greater  for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

     |X| Derivative Investments. In general terms, a derivative investment is an investment  contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index.  Options,  futures,  mortgage-related securities  and "stripped"  securities are examples of derivatives  the Fund can use.  Currently the Fund does not use  derivative  investments  to a significant degree.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also, the  underlying  security or investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline or the Fund could get less income than expected. Interest rate and stock market changes in the U.S. and abroad may also  influence the  performance of derivatives.  Some derivative  investments  held by the Fund may be illiquid.
The Fund has  limits on the amount of  particular  types of  derivatives  it can hold.  However,  using  derivatives  can  cause  the  Fund to lose  money on its investment and/or increase the volatility of its share prices.

     |X| Hedging.  The Fund can buy and sell certain futures contracts,  put and call options, swaps, and forward contracts. These investments are referred to as
"hedging instruments." The Fund has limits on its use of hedging instruments and is not required to use hedging instruments to seek its objective.  The Fund does not use hedging instruments for speculative purposes.

     The Fund can buy and sell options, swaps, futures and forward contracts for a number  of  purposes.  It might do so to try to  manage  its  exposure  to the possibility  that the prices of its  portfolio  securities  may  decline,  or to establish a position in the  securities  market as a  temporary  substitute  for purchasing individual securities.

     There are special  risks in  particular  hedging  strategies.  For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover. If an investment that is subject to a covered call written by the Fund increases  in value above the call  price,  the Fund may be required to sell the investment  at the call price and may not be able to realize any gain above that price.  If the  Manager  uses a hedging  instrument  at the wrong time or judges market  conditions  incorrectly,  the hedge  might fail and the  strategy  could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted  securities but is not  required  to sell them due to  decline in the  Fund's  share  price.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     |X| Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies  approved by the Fund's  Board.  The Fund has entered into a securities lending  agreement with JPMorgan Chase Bank,  N.A.  ("JPMorgan  Chase") for that purpose.  Under the agreement,  the Fund's portfolio securities may be loaned to brokers,  dealers and  financial  institutions,  provided that such loans comply with the  collateralization  and other  requirements  of the securities  lending agreement,  the Fund's policies and applicable government regulations.  JPMorgan
Chase has agreed,  in general,  to bear the risk that a borrower  may default on
its  obligation  to  return  loaned  securities.   However,  the  Fund  will  be
responsible  for  risks  associated  with  the  investment  of cash  collateral, including  the risk of a default  by the  issuer  of a  security  in which  cash collateral  has been  invested.  If that occurs,  the Fund may incur  additional costs in  seeking  to  obtain  the  collateral  or may lose  the  amount  of the collateral  investment.  The  Fund  may  also  lose  money  if the  value of the investments purchased with cash collateral decreases.

     |X|  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company Act of 1940, as amended and is part of the  Oppenheimer
Family  of  Funds.  It  invests  in  a  variety  of  short-term,   high-quality,
dollar-denominated  money  market  instruments  issued  by the U.S.  Government, domestic  and foreign  corporations,  other  financial  institutions,  and other entities.  Those  investments  may  have  a  higher  rate  of  return  than  the investments  that would be  available  to the Fund  directly.  At the time of an investment,  the Manager cannot always predict what the yield of the Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional  Money Market  Fund's Class E shares,  including its advisory fee.
However,  the  Manager  will waive a portion of the Fund's  advisory  fee to the extent  of the  Fund's  share  of the  advisory  fee  paid  to  the  Manager  by
Oppenheimer Institutional Money Market Fund.

     |X| Temporary  Defensive and Interim  Investments.  For temporary defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market  instruments  described  above or in other  short-term
U.S. Government  securities.  The Fund might also hold these types of securities as interim  investments pending the investment of proceeds from the sale of Fund shares  or  the  sale  of  Fund  portfolio  securities  or to  meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     |X| Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may  reduce  performance).  For a  contract  owner,  any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.  The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Advisory Fees. Under the investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets,
0.72% of the next $200  million,  0.69% of the next $200  million,  0.66% of the next $200 million, and 0.60% of the average annual net assets over $800 million.
Effective  January 1, 2007,  the  Manager has  voluntarily  agreed to an expense waiver of any total  expenses over 1.25% for  Non-Service  Shares and over 1.50%
for  Service  Shares on an  annual  basis.  The  expense  waiver is a  voluntary undertaking  and may be amended or  withdrawn  by the  Manager at any time.  The
Fund's  management  fee for its fiscal year ended December 31, 2007 was 0.75% of the Fund's average annual net assets.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

     |X| Portfolio Manager. The Fund's portfolio is managed by Christopher Leavy who is  primarily  responsible  for  the  day-to-day  management  of the  Fund's investments.  Mr. Leavy has been Director of Equities since January 2007. He has been a Senior Vice  President  of the Manager  since  September  2000 and a Vice
President  of the Fund  since  December  2002.  He was Head of the Value  Equity
Investment Team of the Manager until February 2007.  Before joining the Manager,
Mr. Leavy was a vice president and portfolio manager at Miller Anderson Sherrard and served as portfolio  manager and equity analyst at Crestar Asset Management.
Mr.  Leavy  is a  portfolio  manager  and  officer  of other  portfolios  in the
OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the Portfolio  Manager's  compensation,  other accounts he manages and his ownership of Fund shares.

     |X| Possible  Conflicts  of  Interest.  The  investment  activities  of the
Manager and its  affiliates in regard to other  accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The
Manager or its  affiliates  may provide  investment  advisory  services to other funds and accounts that have  investment  objectives  or strategies  that differ from,  or are contrary  to,  those of the Fund.  That may result in another such fund or account  holding  investment  positions  that are  adverse to the Fund's investment  strategies  or  activities.  For  example,  the Fund may take a long position in a security at the same time that another fund or account  advised by the Manager takes a short position in the same security.

     Other funds or accounts  advised by the Manager or its  affiliates may have conflicting  interests  arising from  investment  objectives that are similar to those of the Fund.  Those funds and  accounts  may engage in, and  compete  for, transactions  in the same types of securities or other  investments as the Fund.
At other times,  there may be conflicts of interest with other funds or accounts that invest in one of the same  issuers  that the Fund  invests in. For example, the  Fund  may  invest  in an  issuer's  equity  or  debt  securities  that  are subordinate  to other  securities of that issuer held by another fund or account the Manager advises.

     The Manager and its  affiliates  are not obligated to make available to the
Fund's  investment  personnel  any  information   regarding  the  strategies  or
investment  activities  of other  funds or  accounts  that the  Manager  and its affiliates  advise.  The trading and other investment  activities of those other funds or accounts are carried out without regard to the investment activities of the Fund and,  as a  result,  the  value of  securities  held by the Fund or the
Fund's investment  strategies may be adversely  affected.  The Fund's investment performance  will usually differ from the performance of other accounts  advised by the  Manager or its  affiliates  and the Fund may  experience  losses  during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

     The Fund offers its shares to  separate  accounts  of  different  insurance companies, as an investment for their variable annuity,  variable life and other investment product contracts.  While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners  of  different  contracts  participating  in the Fund  through  different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board of Trustees has  procedures  to monitor the  portfolio for possible  conflicts to determine what action should be taken.  Such policies and procedures  may also  limit the  Fund's  investment  activities  and  affect its performance.  If a  conflict  occurs,  the  Board  might  require  one  or  more participating  insurance company separate accounts to withdraw their investments in the Fund.  That could force the Fund to sell  securities  at  disadvantageous prices,  and orderly  portfolio  management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a  particular  separate  account,  or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are  Shares  Purchased?  Shares  of the Fund may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the  Fund  directly.  Please  refer  to the  accompanying  prospectus  of the participating  insurance company for information on how to select the Fund as an investment option for that variable life insurance  policy,  variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase  Service  Shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and  redemptions  of Fund shares may  interfere  with the  Manager's  ability to
manage  the  Fund's  investments,   may  increase  the  Fund's  transaction  and
administrative  costs and/or may affect the Fund's performance.  For example, if large dollar amounts were involved in redemption transactions, the Fund might be required  to sell  portfolio  securities  at  unfavorable  times  to  meet  such redemption requests, and the Fund's transaction or administrative expenses might be  increased.  The extent to which the Fund might be affected  by such  trading activity would depend on various factors,  such as the current asset size of the
Fund,  the nature of its  investments,  the amount of Fund assets the  portfolio manager maintains in cash or cash equivalents,  and the aggregate dollar amount, number and frequency of the share trades.

     Policies  on  Disruptive  Activity.  The  Manager  and the Fund's  Board of
Trustees  have adopted the following  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

     The Transfer Agent and the Distributor, on behalf of the Fund, have entered into agreements with  participating  insurance  companies designed to detect and restrict  excessive short term trading  activity by contract or policy owners or their financial  advisers in their  accounts.  The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the  Fund  shares  held in the  account  of a  policy  or  contract  owner to be
"excessive  trading."  However,  the  Transfer  Agent has advised  participating insurance  companies that it generally  considers certain other types of trading activity to be  "excessive,"  such as making a "transfer" out of the Fund within
30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another  fund) or making more than six "round trip transfers" between funds during one year. The agreements  require  participating insurance  companies  to  provide  transaction  information  to the  Fund and to execute Fund instructions to restrict trading in Fund shares.

     A  participating  insurance  company  may also  have its own  policies  and procedures  and may impose its own  restrictions  or  limitations  to discourage short-term  and/or  excessive  trading by its policy or contract  owners.  Those policies and procedures  may be different  from the Fund's in certain  respects.
You should refer to the prospectus for your insurance  company  variable annuity contract for specific information about the insurance company's policies. To the extent that the Fund has agreed to utilize an insurance company's  short-term or excessive  trading  restrictions,  policy or contract  owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

     Monitoring the Policies.  The Fund's  policies and procedures for detecting and  deterring  frequent or  excessive  trading are  administered  by the Fund's transfer agent.  However, the Transfer Agent presently does not have the ability to  directly  monitor  trading  activity  in the  accounts of policy or contract owners within the  participating  insurance  companies'  accounts.  The Transfer
Agent's  ability  to  monitor  and deter  excessive  short-term  trading in such insurance company accounts ultimately depends on the capability and diligence of each participating  insurance company,  under their agreements with the Transfer
Agent,  the  Distributor and the Fund, in monitoring and controlling the trading activity of the policy or contract owners in the insurance company's accounts.

     The  Transfer  Agent will  attempt to monitor  the net effect on the Fund's
assets  from  the   purchase  and   redemption   activity  in  the  accounts  of
participating  insurance  companies and will seek to identify  patterns that may suggest  excessive  trading by the  contract or policy  owners who invest in the insurance  company's  accounts.  If the Transfer  Agent believes it has observed evidence of possible  excessive trading activity,  it will ask the participating insurance  companies or other registered owners to provide information about the transaction  activity  of the  contract  or policy  holders in their  respective accounts,  and to take appropriate  action.  In that case, the insurance company must confirm to the  Transfer  Agent that  appropriate  action has been taken to curtail the excessive trading activity.

     The  Transfer  Agent will,  subject to the  limitations  described  in this section, limit or terminate the trading activity of any person, group or account that it believes would be excessive or disruptive.  However,  the Transfer Agent may not be able to detect or curtail all such trading  activity in the Fund. The
Transfer  Agent will evaluate  trading  activity on a case by case basis and the limitations placed on trading may vary between accounts.

     There is no guarantee that the policies and procedures described above will be effective to enable the Fund's Transfer Agent to identify and deter excessive short-term trading,  and if the Transfer Agent is not able to detect and curtail such activity, frequent trading could occur in the Fund.

     Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent
may refuse any  purchase  order in their  discretion  and are not  obligated  to provide notice before rejecting an order.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records.  Instructions for buying or selling  shares of the Fund can only be given to your  insurance  company or its servicing agent, not directly to the Fund or its Transfer Agent.

     At What Price Are Shares Sold?  Shares are sold to participating  insurance companies at their offering price,  which is the net asset value per share.  The
Fund does not impose any sales charge on  purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are purchased,  they are described in the accompanying prospectus of the participating insurance company.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus mean "Eastern time".

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The offering price that applies to an order from a participating  insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the  insurance  company,  generally  by 9:30 a.m.  Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

     |X| Classes of Shares. The Fund currently offers two classes of shares. The class of shares  designated as Service Shares is subject to a  Distribution  and
Service  Plan.  The  impact of the  expenses  of the Plan on  Service  Shares is described  below. The class of shares that is not subject to a Plan has no class
"name"  designation,  but is referred  to herein as  "Non-Service"  Shares.  The different  classes of shares  represent  investments  in the same  portfolio  of securities but are expected to be subject to different  expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  Shares to pay the  Distributor  for
distribution related services, personal services and account maintenance for the
Fund's Service Shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  Shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance products that offer
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service Shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to  these  financial  intermediaries.  These  payments  by the  Manager  or
Distributor  from their own  resources  are not  reflected  in the tables in the section called "Fees and Expenses of the Fund" in this  prospectus  because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so.  Your  securities  dealer or  insurance  agent,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that could receive payments relating to the sale or servicing of the Fund's shares.  In addition to dealers and insurance  agents,  the financial intermediaries  that may receive payments  include the insurance  companies that offer variable annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that financial  intermediary, the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for  distribution  services  provided,  or sales  support fees. In some circumstances,  revenue sharing payments may create an incentive for a dealer or other  financial  intermediary  or their  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary  an incentive to cooperate with the  Distributor's marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for  preferred  status with the  intermediary  receiving  the payment or provide representatives  of  the  Distributor  with  access  to  representatives  of the intermediary's  sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to  educational  seminars  and "due  diligence"  or training  meetings (to the extent  permitted by applicable  laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales  representatives'  awareness about Oppenheimer funds, including  travel  and  lodging  expenditures.  However,  the  Manager  does not consider  a  financial  intermediary's  sale of  shares  of the  Fund  or  other
Oppenheimer  funds  when  selecting  brokers  or  dealers  to  effect  portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary,   and  the  Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative or other client services  provided,  such as sub-transfer  agency services for shareholders,  omnibus accounting or sub-accounting,  participation in networking arrangements,  account set-up, recordkeeping and other shareholder services.  Payments may also be made for administrative  services related to the distribution  of Fund shares  through the  intermediary.  Firms that may receive servicing fees with respect to  Oppenheimer  funds include  insurance  companies that offer variable annuity or variable life insurance products, retirement plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

     How  Are  Shares  Redeemed?  As  with  purchases,  only  the  participating insurance  companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment  products can place  orders to redeem  shares.  Contract  holders and policy  holders  should not directly  contact the Fund or its transfer  agent to request  a  redemption  of Fund  shares.  Contract  owners  should  refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

     The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order  from the  insurance  company,  generally  by 9:30 a.m.  the next  regular business day at the office of its Transfer Agent in Colorado.  The participating insurance  company must receive that order before the close of the NYSE (usually
4:00 p.m.  Eastern time).  The Fund normally sends payment by Federal Funds wire to the  insurance  company's  account  on the next  business  day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  Shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  (and any capital  gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating  insurance  company,  although  they may  affect  the tax basis of certain types of distributions from those accounts.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the
Fund's independent  registered public accounting firm, whose report,  along with the Fund's  financial  statements,  is included in the  Statement of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES YEAR ENDED DECEMBER 31,                   2007        2006         2005         2004         2003 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    11.58    $  11.16    $   12.26    $   12.90    $     10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  .10 2      (.03) 2       .02 2       (.01) 2         .03
Net realized and unrealized gain                              .59        1.61          .71         1.82           2.87
                                                       ----------------------------------------------------------------
Total from investment operations                              .69        1.58          .73         1.81           2.90
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.10)       (.01)        (.02)        (.03)            --
Distributions from net realized gain                         (.44)      (1.15)       (1.81)       (2.42)            --
                                                       ----------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.54)      (1.16)       (1.83)       (2.45)            --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    11.73    $  11.58    $   11.16    $   12.26    $     12.90
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           5.89%      14.03%        5.88%       14.50%         29.00%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    1,728    $  2,657    $   2,562    $   2,815    $     3,871
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    2,753    $  2,695    $   2,878    $   3,370    $     3,205
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                 0.80%      (0.29)%       0.15%       (0.08)%         0.27%
Total expenses                                               1.49% 5     2.14% 5      1.78%        1.82%          1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           1.25%       2.14%        1.78%        1.82%          1.39%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       142%        124%          86%         100%           120%

     1. For the period from  January 2, 2003  (commencement  of  operations)  to
December 31, 2003.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007     1.49%
   Year Ended December 31, 2006     2.14%

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES YEAR ENDED DECEMBER 31,                                                                        2007    2006 1
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $ 11.57   $ 11.89
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                                 .06      (.05)
Net realized and unrealized gain                                                                               .60       .88
                                                                                                           -------------------
Total from investment operations                                                                               .66       .83
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                          (.04)       --
Distributions from net realized gain                                                                          (.44)    (1.15)
                                                                                                           -------------------
Total dividends and/or distributions to shareholders                                                          (.48)    (1.15)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $ 11.75   $ 11.57
                                                                                                           ===================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                            5.70%     6.81%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                                   $ 6,481   $   455
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                          $ 3,527   $   268
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                                  0.49%    (1.30)%
Total expenses 5                                                                                              1.63%     2.89%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                                            1.50%     2.88%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                        142%      124%

     1. For the period  from  September  18, 2006  (inception  of  offering)  to
December 31, 2006.

     2. Per share amounts  calculated  based on the average  shares  outstanding during the period.

     3.  Assumes an  investment  on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods less than one full year.  Total return  information  does not reflect  expenses  that apply at the  separate  account  level or to related insurance  products.  Inclusion of these  charges  would reduce the total return figures for all periods  shown.  Returns do not reflect the  deduction  of taxes that a shareholder  would pay on fund  distributions  or the  redemption of fund shares.

     4. Annualized for periods less than one full year.

     5. Total expenses  including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2006   1.63%
   Year Ended December 31, 2007   2.89%

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------
For More Information on Oppenheimer Value Fund/VA
--------------------------------------------------------------------------------

     The following  additional  information  about the Fund is available without charge upon request:

--------------------------------------------------------------------------------

     This document includes  additional  information about the Fund's investment policies,  risks,  and  operations.  It is  incorporated  by reference into this prospectus (which means it is legally part of this prospectus).

Annual and Semi-Annual Reports

     Additional  information  about the Fund's  investments  and  performance is available in the Fund's  Annual and  Semi-Annual  Reports to  shareholders.  The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

--------------------------------------------------------------------------------
How to Get More Information
--------------------------------------------------------------------------------

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual Reports and the notice explaining the Fund's privacy policy:

--------------------------------------------------------------------------------
By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.981.2871

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
--------------------------------------------------------------------------------
Denver, Colorado 80217-5270
--------------------------------------------------------------------------------

On the Internet:

     You can request these  documents by e-mail or through the  OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund are  available  on the EDGAR  database on the  Securities  and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-4108

PR0642.001.0408              [OppenheimerFunds Distributor, Inc. logo]
Printed on recycled paper

                            Appendix to Prospectus of
                            Oppenheimer Value Fund/VA
                 (a series of Oppenheimer Variable Account Funds)

     Graphic  material  included in the prospectus of Oppenheimer  Value Fund/VA
(the  "Fund")  under the heading  "Annual  Total  Return (as of December 31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  $10,000 investment in shares of the Fund for each of the five most recent  calendar  years,  without  deducting  separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

     Calendar Year Ended                    Annual Total Returns
              12/31/03                                29.00%
              12/31/04                                14.50%
              12/31/05                                5.88%
              12/31/06                                14.03%
              12/31/07                                5.89%